Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.6%)
Alabama (2.3%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/23	6,265	7,042
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	6,240	7,579
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	700	903
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	3,675	4,921
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	9,265
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/21	1,185	1,204
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	344
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	550
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	626
	Birmingham Water Works Board Water Revenue	5.000%	1/1/23	430	469
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	285
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	375	444
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,575
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,039
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,446
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	8,340
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	9/1/25	50,850	59,004
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/21	235	236
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/22	1,025	1,068
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	438
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	395
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	750	881
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	7/1/26	63,650	75,335
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	3/1/21	99,325	100,222
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	4/1/22	72,680	76,283
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	9/1/23	68,105	74,593
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.996%	9/1/23	35,000	35,077
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	286
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	195	207
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	248
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	280
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	247
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,179
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,359
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,467
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,172
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	284
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	227
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	465	548
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	412
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	200	235
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	379
	Huntsville AL GO	5.000%	5/1/23	2,680	2,970
	Huntsville AL GO	5.000%	5/1/24	2,815	3,252
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,586
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,354
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	3,065	3,065
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	4,365	4,547
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,951
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	517
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	644
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,984
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,142
	Jefferson County AL GO	5.000%	4/1/24	5,500	6,286
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,685
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	2,125	2,188
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	673
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,801
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	7,832
	Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,343
[4,5]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,389
[4,5]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	9,982
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/21	600	618
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	906
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	9/1/25	38,175	44,240
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,746
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	600	631
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	1,010	1,062
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,245	1,363
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,965
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,908
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,025	3,704
[2,6]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.060%	2/4/21	36,475	36,475
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	1/1/24	59,115	65,326
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/21	1,745	1,766
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,284
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,167
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,781
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	3/1/24	26,290	29,221
[1]	Troy University College & University Revenue	4.000%	11/1/21	600	617
[1]	Troy University College & University Revenue	5.000%	11/1/23	735	825
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,000	1,205
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	218
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	275	345
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	3,485	3,697
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	4,044
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	4,402
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	472
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	495	529
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,116
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,275
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,514
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,481
	University of Alabama College & University Revenue	5.000%	7/1/27	85	109
	University of South Alabama College & University Revenue	5.000%	11/1/21	845	875
[1]	University of South Alabama College & University Revenue	5.000%	10/1/22	325	349
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,155
[1]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	558
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	608
[4]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	484
[4]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	707
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	989
[4]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	937
					803,524
Alaska (0.3%)
	Alaska GO	5.000%	8/1/22	5,590	5,997
	Alaska GO	5.000%	8/1/25	1,435	1,571
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,871
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,097
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,280
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	2,206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	6,006
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	589
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	2,091
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/21	2,265	2,351
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,606
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,898
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,847
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	5,384
Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/21	10,140	10,377
Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/22	10,465	11,196
Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	15,347
Anchorage AK GO	5.000%	9/1/21	2,000	2,057
Anchorage AK GO	5.000%	9/1/21	2,605	2,679
Anchorage AK GO	5.000%	9/1/21	1,000	1,028
Anchorage AK GO	5.000%	9/1/22	2,000	2,154
Anchorage AK GO	5.000%	9/1/22	1,675	1,804
Anchorage AK GO	5.000%	9/1/25	5,010	5,852
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	691
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	687
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/21	1,950	2,004
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,525	1,624
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,618
North Slope Borough AK GO	5.000%	6/30/21	625	637
North Slope Borough AK GO	5.000%	6/30/21	645	658
North Slope Borough AK GO	5.000%	6/30/22	950	969
				102,176
Arizona (1.8%)
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/21	1,250	1,269
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/21	1,000	1,015
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	1,055	1,118
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	500	530
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	500	549
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	621
Arizona COP	5.000%	9/1/21	6,700	6,892
Arizona COP	5.000%	10/1/22	4,995	5,403
Arizona COP	5.000%	10/1/23	6,720	7,580
Arizona COP	5.000%	10/1/23	19,820	22,356
Arizona COP	5.000%	10/1/24	20,920	24,531
Arizona COP	5.000%	10/1/26	8,000	10,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,813
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	17,476
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	20,000	21,381
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,150	7,644
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,125	1,125
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,037
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	904
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,250	3,389
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	14,780	14,780
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,183
[6]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	546
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	163
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	156
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	287
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	326
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/1/21	19,030	19,030
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,582
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	2,088
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,686
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,794
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,898
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	2,017
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	3,054
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,500	1,846
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	5,040
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,998
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	2,000	2,515
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,590	2,013
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/27	1,500	1,912
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,283
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	604
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,910	1,969
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	1,989
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	2,007
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	2,024
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	2,038
	Arizona Lottery Revenue	5.000%	7/1/24	5,300	6,154
	Arizona Lottery Revenue	5.000%	7/1/25	10,040	12,114
	Arizona School Facilities Board COP	5.000%	9/1/21	7,110	7,312
	Arizona State University College & University Revenue	5.000%	7/1/21	10,110	10,317
	Arizona State University College & University Revenue	5.000%	7/1/21	300	306
	Arizona State University College & University Revenue	5.000%	7/1/22	3,250	3,472
	Arizona State University College & University Revenue	5.000%	7/1/22	3,185	3,403
	Arizona State University College & University Revenue	5.000%	7/1/22	455	486
	Arizona State University College & University Revenue	5.000%	7/1/22	300	321
	Arizona State University College & University Revenue	5.000%	7/1/23	690	769
	Arizona State University College & University Revenue	5.000%	7/1/23	500	558
	Arizona State University College & University Revenue	5.000%	7/1/23	500	558
	Arizona State University College & University Revenue	5.000%	7/1/24	400	464
	Arizona State University College & University Revenue	5.000%	7/1/24	400	464
	Arizona State University College & University Revenue	5.000%	7/1/25	800	927
	Arizona State University College & University Revenue	5.000%	7/1/25	730	880
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,010	1,174
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/25	1,040	1,256
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/26	1,000	1,249
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/21	9,525	9,718
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	7,885	9,171
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	11,450	13,843
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	9,200	9,948
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	2,045	2,211
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,286
[4]	Glendale AZ GO	4.000%	7/1/21	3,400	3,454
[4]	Glendale AZ GO	5.000%	7/1/22	1,920	2,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Glendale AZ Sales Tax Revenue	5.000%	7/1/21	2,900	2,957
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,100	3,294
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/27	1,000	1,281
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/28	1,340	1,762
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/21	750	755
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	750	774
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	791
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	494
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	1,019
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,325
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	260	290
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	133
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	138
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	124
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	319
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	392
	Goodyear Public Improvement Corp. Sales Tax Revenue	5.000%	7/1/22	1,500	1,604
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	562
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/27	675	868
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	616
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	5,000	5,806
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	639
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	603
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/26	1,750	2,184
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/27	1,000	1,286
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	168
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	161
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	228
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	233
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	267
[6]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	1,150	1,270
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	3,650	3,810
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	6,013
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	17,620
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	12,294
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	15,487
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.420%	4/18/22	12,950	12,926
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.57%	0.610%	10/18/23	2,360	2,349
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.840%	9/1/23	4,500	4,484
	Maricopa County Pollution Control Corp. Industrial Revenue PUT	1.050%	6/1/22	5,125	5,177
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	475	574
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/24	600	698
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	624
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/27	475	611
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/22	1,790	1,910
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	140	150
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	140	156
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	125	145
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	126
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	160	199
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	256
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	125	165
	Mesa AZ GO	5.000%	7/1/25	300	362
	Mesa AZ GO	5.000%	7/1/26	275	343
	Mesa AZ GO	5.000%	7/1/27	410	527
	Mesa AZ GO	5.000%	7/1/28	375	495
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	947
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/26	1,300	1,620
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	12,405	12,656
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	2,000	2,041
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	4,755	5,053
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,775	1,897
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,262
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	4,125	4,796
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	4,000	4,649
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,180	3,922
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/21	335	341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	200	213
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	150
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	107
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	438
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	447
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	7,350	7,859
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/21	310	312
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	655	668
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/21	3,000	3,049
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	250	278
[1]	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/22	1,000	1,067
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	332
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	402
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	890
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,069
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,540	1,864
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,980	3,168
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	6,145	6,818
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	5,990	6,920
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,305	3,966
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	3,420	4,236
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	2,400	3,054
[2,6]	Salt River Project Arizona Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.050%	2/4/21	8,000	8,000
[6]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	26,005	26,010
	University Medical Center Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/21	2,740	2,795
[7]	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,151
	University of Arizona College & University Revenue	5.000%	6/1/24	800	926
	University of Arizona College & University Revenue	5.000%	8/1/24	650	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Arizona College & University Revenue	5.000%	6/1/25	1,140	1,370
	University of Arizona College & University Revenue	5.000%	8/1/25	710	851
[7]	University of Arizona College & University Revenue	5.000%	8/1/25	1,000	1,185
	University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,409
	University of Arizona College & University Revenue	5.000%	6/1/26	1,250	1,556
	University of Arizona College & University Revenue	5.000%	8/1/26	765	947
	University of Arizona College & University Revenue	5.000%	8/1/27	825	1,047
[2,6]	University of Arizona College & University Revenue TOB VRDO	0.070%	2/4/21	6,715	6,715
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	633
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	893
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,515
[7]	Yavapai County IDA Revenue	4.000%	10/1/22	3,350	3,473
[7]	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,806
[7]	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,802
[7]	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,920
[7]	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	4,137
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	750	766
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,100	1,172
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,112
					613,708
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	920	920
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	4,560	4,734
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	815	849
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	758
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,393
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	4,386
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	16,000	19,624
[3]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.590%	3/1/22	700	698
	Arkansas GO	5.000%	10/1/24	9,500	10,707
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,140	1,161
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,050
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	2,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,151
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,621
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,539
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,450
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,498
	Rogers School District No. 30 GO	5.000%	2/1/21	1,500	1,500
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	4,145
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/22	3,090	3,348
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	401
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	476
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	335
					71,803
California (6.2%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,020	3,360
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,675
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	2,100
	Antelope Valley-East Kern Water Agency Water Revenue	4.000%	6/1/21	1,000	1,013
	Bay Area Toll Authority Highway Revenue PUT	2.100%	10/1/21	23,100	23,400
	Bay Area Toll Authority Highway Revenue PUT	2.250%	10/1/21	15,350	15,565
	Bay Area Toll Authority Highway Revenue PUT	2.000%	10/1/23	25,400	26,432
	Bay Area Toll Authority Highway Revenue PUT	2.125%	10/1/24	7,300	7,718
	Bay Area Toll Authority Highway Revenue PUT	2.850%	10/1/24	7,300	7,935
	Bay Area Toll Authority Highway Revenue PUT	2.950%	10/1/25	22,540	25,045
[3]	Bay Area Toll Authority Highway Revenue PUT, 70% of 3M USD LIBOR + 0.550%	0.716%	3/1/21	24,135	24,141
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	3/1/21	2,575	2,576
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	11/1/22	35,105	35,390
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	11/1/22	7,685	7,747
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	11/1/22	14,175	14,290
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.140%	10/1/23	3,000	3,048
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	2/4/21	1,625	1,625
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/21	23,000	23,283
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	34,000	36,085
	California Department of Water Resources Water Revenue	0.080%	2/26/21	11,270	11,270
	California Department of Water Resources Water Revenue	0.100%	3/4/21	9,899	9,899
[3]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.410%	6/1/22	21,700	21,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	2/1/21	10,000	10,000
	California GO	0.130%	2/3/21	11,750	11,750
	California GO	0.100%	3/1/21	6,200	6,200
	California GO	0.090%	3/17/21	22,000	22,000
	California GO	0.090%	3/17/21	8,000	8,000
	California GO	5.000%	8/1/21	4,425	4,533
	California GO	5.000%	10/1/21	28,000	28,914
	California GO	5.000%	10/1/21	41,940	43,309
	California GO	5.000%	11/1/21	49,440	51,256
	California GO	5.000%	4/1/24	6,255	7,211
	California GO	5.000%	3/1/25	8,000	9,557
	California GO	4.000%	4/1/25	2,990	3,460
	California GO	5.000%	4/1/25	15,510	18,589
	California GO	5.000%	4/1/25	51,400	61,603
	California GO	5.000%	8/1/25	3,325	4,036
	California GO	5.000%	8/1/25	10,000	12,138
	California GO	5.000%	10/1/25	7,750	9,466
	California GO	3.000%	11/1/25	2,000	2,262
	California GO	5.000%	11/1/25	1,040	1,274
	California GO	5.000%	11/1/25	2,875	3,523
	California GO	5.000%	11/1/25	8,500	10,415
	California GO	3.000%	3/1/26	20,000	22,781
	California GO	5.000%	4/1/26	7,650	9,511
	California GO	5.000%	4/1/26	10,120	12,582
	California GO	5.000%	8/1/26	3,500	4,398
	California GO	5.000%	8/1/26	5,920	7,438
	California GO	5.000%	8/1/26	27,635	34,722
	California GO	5.000%	10/1/26	10,000	12,629
	California GO	4.000%	11/1/26	33,875	40,962
	California GO	5.000%	11/1/26	8,650	10,952
	California GO	5.000%	11/1/26	5,000	6,330
	California GO	3.500%	8/1/27	10,000	11,981
	California GO	5.000%	11/1/27	8,420	10,973
	California GO	5.000%	11/1/27	26,600	34,664
	California GO	5.000%	11/1/28	14,690	19,630
	California GO PUT	4.000%	6/1/21	23,595	23,891
[3]	California GO PUT, 70% of 1M USD LIBOR + 0.760%	0.861%	6/1/21	12,645	12,665
[3]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.420%	12/1/21	69,065	69,055
[2]	California GO VRDO	0.010%	2/1/21	8,000	8,000
	California Health Facilities Financing Authority	0.240%	2/4/21	13,300	13,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/21	1,500	1,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	750	773
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	750	785
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,035	1,084
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,230	2,404
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	742
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,159
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,785	6,073
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.700%	10/18/22	10,000	10,237
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,880
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	30,000	32,527
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,253
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	9/1/23	8,465	8,980
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	18,300	22,220
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/4/21	5,000	5,000
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/4/21	460	460
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/4/21	3,750	3,750
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/4/21	8,000	8,000
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.240%	2/4/21	68,600	68,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	1,465	1,471
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	1/1/22	5,000	5,045
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	200	216
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,081
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	635
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/27	29,500	29,826
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.469%	2/18/21	15,275	15,274
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.469%	2/18/21	375	375
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	6/1/25	2,000	2,000
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/21	350	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	360	380
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	135	143
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	663
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	461
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	400	459
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/21	1,315	1,358
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,000
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	523
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	908
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	823
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	985	1,120
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	936
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	738
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,998
	California Municipal Finance Authority Industrial Revenue VRDO	0.010%	2/1/21	19,645	19,645
	California Municipal Finance Authority Industrial Revenue VRDO	0.010%	2/1/21	2,900	2,900
	California Municipal Finance Authority Resource Recovery Revenue VRDO	0.010%	2/1/21	3,835	3,835
[6]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.250%	2/1/21	9,000	9,000
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	375	399
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	390
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/21	1,965	1,973
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	4,800	4,858
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,455	7,696
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,684
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,750	6,214
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,293
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,025	4,430
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,108
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	14,532
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	7,750	8,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/24	3,145	3,609
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	7,350	8,424
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	5,835	7,005
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,839
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	6,115
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	4,265
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/21	2,495	2,525
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	3,628
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,218
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,423
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,312
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,193
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,667
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	3,278
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/26	1,000	1,237
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/26	1,500	1,855
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	2,755	3,511
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	2,230
	California State University College & University Revenue PUT	4.000%	5/1/21	28,075	28,318
	California State University College & University Revenue PUT	4.000%	5/1/23	4,000	4,327
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	275	280
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	265
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	395	422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	540
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,518
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	673
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,190
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,715
[2,6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/4/21	3,330	3,330
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	2,165	2,173
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	1,805	1,811
[2,6]	California Statewide Communities Development Authority Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	18,095	18,095
[2,6]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.620%	2/4/21	2,500	2,500
[8]	Clovis Unified School District GO	0.000%	8/1/22	755	750
	Contra Costa County Schools Pooled Notes Lease Revenue	2.000%	12/1/21	2,250	2,280
[3]	Contra Costa Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	0.351%	2/18/21	3,350	3,350
	Contra Costa Water District Water Revenue	5.000%	10/1/21	2,100	2,168
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	2,776
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	437
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	375	472
[3]	Eastern Municipal Water District Water Revenue PUT, 70% of 1M USD LIBOR + 0.300%	0.401%	4/1/21	3,920	3,920
[3]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.290%	4/1/21	1,100	1,100
	El Camino Healthcare District GO	5.000%	8/1/21	1,125	1,153
	El Camino Healthcare District GO	5.000%	8/1/22	1,100	1,181
[8]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	4,008
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	450	474
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	877
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	768
[4]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,725	1,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,750	2,795
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,665	4,966
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	6,015	6,677
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	850	1,047
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/21	1,250	1,286
	La Verne CA COP, ETM	5.000%	5/15/21	310	314
	La Verne CA COP, ETM	5.000%	5/15/22	725	770
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/27	805	930
	Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,121
[2,6]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	32,000	32,000
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	1,114
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,362
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	11,460
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,741
	Los Angeles CA Unified School District GO	5.000%	7/1/25	13,360	16,153
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	10,444
	Los Angeles CA Unified School District GO	5.000%	7/1/26	8,000	10,006
	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,700	8,631
	Los Angeles CA Unified School District GO	5.000%	7/1/28	31,040	41,047
[4]	Los Angeles County Redevelopment Refunding Authority Tax Allocation Revenue (Various Redevelopment Project Areas)	5.000%	9/1/21	5,000	5,142
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	9,083
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	2,595	3,006
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	2,725	3,283
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,395	29,554
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	3,155	4,164
	Los Angeles Department of Water Water Revenue VRDO	0.010%	2/1/21	70,000	70,000
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/32	1,750	1,991
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.290%	3/23/21	1,000	1,000
[2,9]	Modesto CA Water Revenue COP VRDO	0.010%	2/4/21	5,500	5,500
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	28,200	31,517
[6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.430%	2/1/21	10,000	10,000
	Palomar Health GO	5.000%	8/1/21	500	511
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,879
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,567
	Peralta Community College District GO	5.000%	8/1/24	3,735	4,353
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,934
	Peralta Community College District GO	5.000%	8/1/26	2,500	3,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	823
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	75	93
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	4/20/23	6,245	6,895
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	4/18/25	8,725	10,303
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,250	1,357
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,000	20,879
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	568
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.020%	2/4/21	20,000	20,000
	San Diego County Water Authority Water Revenue	5.000%	5/1/21	1,465	1,483
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	265	285
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,940
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,784
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,813
	San Francisco CA City & County GO	5.000%	6/15/26	2,360	2,961
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,473
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	4,146
[2,6]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	17,500	17,500
[2,6]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.620%	2/4/21	40,000	40,000
[2]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	0.010%	2/4/21	3,290	3,290
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	4/1/23	3,210	3,335
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,049
	San Juan Unified School District GO	5.000%	8/1/21	1,000	1,025
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/21	535	545
[4]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21	575	585
[5]	Solano County Community College District GO, 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,647
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,095
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	7,550	8,603
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/28	5,340	6,399
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/29	7,085	8,462
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	1/1/25	20,000	20,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/21	2,725	2,764
	University of California College & University Revenue	5.000%	5/15/21	8,280	8,397
	University of California College & University Revenue	5.000%	5/15/25	125	150
	University of California College & University Revenue PUT	1.400%	3/1/21	12,700	12,714
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,848
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	665	677
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,325	1,403
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	1,068
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,475
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,133
[4]	William S Hart Union High School District GO	0.000%	9/1/27	515	484
					2,113,295
Colorado (1.6%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/21	1,375	1,431
	Adams 12 Five Star Schools GO	5.000%	12/15/26	10,000	11,802
	Adams County CO COP	5.000%	12/1/21	1,000	1,040
	Adams County CO COP	5.000%	12/1/22	1,250	1,359
	Aurora CO COP	5.000%	12/1/25	1,550	1,895
	Aurora CO COP	5.000%	12/1/26	2,040	2,573
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	241
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	301
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	239
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	122
	Colorado COP	5.000%	3/15/24	660	757
	Colorado COP	5.000%	3/15/24	780	895
	Colorado COP	5.000%	12/15/24	3,535	4,171
	Colorado COP	5.000%	12/15/24	3,000	3,539
	Colorado COP	5.000%	3/15/25	1,460	1,740
	Colorado COP	5.000%	3/15/25	890	1,060
	Colorado COP	5.000%	3/15/25	725	864
	Colorado COP	5.000%	12/15/25	8,385	10,266
	Colorado COP	5.000%	3/15/26	760	937
	Colorado COP	5.000%	9/1/26	2,915	3,650
	Colorado COP	5.000%	12/15/26	5,105	6,446
	Colorado COP	5.000%	3/15/27	600	762
	Colorado COP	5.000%	9/1/27	3,105	4,000
	Colorado COP	5.000%	12/15/27	5,855	7,600
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	2,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	100	103
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,735	1,803
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	400	408

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	770	814
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	108
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	738
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,466
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	552
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	795
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,088
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	400	424
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	937
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	101
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	815
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,675	1,900
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	489
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,270
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	116
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	709
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	5,181
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	947
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,550
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	4,082
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	100	120
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,305
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,395
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	4,306
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,695
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	4,261
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	555
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	3,125
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	410
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,838
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	11/15/22	3,140	3,273
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,360	31,010
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	12,500	14,622
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,526
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	12,000	14,485
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,000	12,634
[2,6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	2/1/21	17,570	17,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	2,000	2,032
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	2,300	2,448
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,224
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,359
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,155
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,719
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,493
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/21	750	750
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/21	175	175
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	815	872
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	552
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	11,600	13,019
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	2,500	2,511
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,135
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	420	496
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	400	473
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,121
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	4,289
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,470	22,015
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,510
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,365	4,936
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,810	2,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,414
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,745
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,150	2,333
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,300	4,017
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,000	5,013
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	583
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,431
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,600	4,624
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,484
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	240
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	313
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	304
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	359
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	84
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,627
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	262
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	181
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,010	962
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,750	2,177
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,277
[3]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.420%	0.502%	2/18/21	3,100	3,100
[3]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 1.050%	1.132%	3/1/21	4,000	4,002
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,000	31,742
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	531
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	793
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/21	250	259
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	444
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	300
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	432
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	612
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	645
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	5.000%	12/15/21	3,000	3,128
[4]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	846
[4]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	1,024
[4]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,350	14,608
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,350
	Regional Transportation District COP	5.000%	6/1/22	7,490	7,956
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,106
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,977
	Regional Transportation District COP	5.000%	6/1/26	1,700	2,102
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,476
	Regional Transportation District COP	5.000%	6/1/27	8,815	11,227
[2,4,6]	Regional Transportation District of Colorado COP TOB VRDO	0.150%	2/4/21	8,000	8,000
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	566
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	476
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	368
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	744
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	783
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	760
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	703
	University of Colorado College & University Revenue	5.000%	6/1/21	245	249
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	25,618
	University of Colorado College & University Revenue VRDO	0.040%	2/3/21	16,000	16,000
	University of Colorado College & University Revenue, ETM	5.000%	6/1/21	755	767
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/21	20,000	20,528
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/24	5,000	5,753
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/21	150	155
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	113
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	218
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	151
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	215
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	240
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	258
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	301
	Weld County School District No. Re-5J GO	5.000%	12/1/27	2,790	3,622
	Weld County School District No. Re-5J GO	5.000%	12/1/28	1,205	1,603
					540,515
Connecticut (2.2%)
[4]	Bridgeport CT GO	5.000%	8/15/22	5,635	6,026
[4]	Bridgeport CT GO	5.000%	8/15/22	3,065	3,278
[4]	Bridgeport CT GO	5.000%	8/15/23	750	833
[4]	Bridgeport CT GO	5.000%	8/15/23	5,425	6,028
[4]	Bridgeport CT GO, ETM	5.000%	8/15/22	3,950	4,243
[4]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,279

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	5/1/22	100	105
Connecticut GO	5.000%	3/15/21	7,110	7,151
Connecticut GO	5.000%	4/15/21	6,040	6,100
Connecticut GO	3.000%	6/1/21	525	530
Connecticut GO	5.000%	11/1/21	530	549
Connecticut GO	5.000%	11/15/21	7,350	7,631
Connecticut GO	5.000%	3/15/22	9,620	10,143
Connecticut GO	5.000%	4/15/22	4,275	4,525
Connecticut GO	5.000%	5/15/22	1,500	1,521
Connecticut GO	3.000%	6/1/22	550	571
Connecticut GO	5.000%	7/15/22	140	150
Connecticut GO	5.000%	8/15/22	165	177
Connecticut GO	5.000%	10/15/22	5,245	5,677
Connecticut GO	5.000%	11/15/22	12,685	13,780
Connecticut GO	5.000%	4/15/23	3,375	3,568
Connecticut GO	3.000%	6/1/23	325	346
Connecticut GO	4.000%	6/1/23	215	234
Connecticut GO	5.000%	9/15/23	800	861
Connecticut GO	5.000%	12/15/23	125	142
Connecticut GO	5.000%	5/15/24	4,715	5,437
Connecticut GO	3.000%	6/1/24	530	577
Connecticut GO	4.000%	6/1/24	275	309
Connecticut GO	5.000%	6/1/24	5,115	5,436
Connecticut GO	5.000%	8/15/24	7,955	9,263
Connecticut GO	5.000%	9/15/24	1,700	1,986
Connecticut GO	5.000%	9/15/24	3,945	4,609
Connecticut GO	5.000%	10/15/24	18,395	20,723
Connecticut GO	4.000%	1/15/25	1,910	2,181
Connecticut GO	5.000%	2/15/25	2,905	3,443
Connecticut GO	5.000%	3/15/25	3,215	3,822
Connecticut GO	5.000%	4/15/25	7,075	8,436
Connecticut GO	5.000%	4/15/25	1,000	1,192
Connecticut GO	5.000%	5/15/25	10,000	11,961
Connecticut GO	4.000%	6/1/25	550	635
Connecticut GO	5.000%	9/15/25	5,345	6,471
Connecticut GO	5.000%	10/15/25	2,115	2,568
Connecticut GO	5.000%	10/15/25	3,420	3,851
Connecticut GO	5.000%	11/1/25	2,050	2,122
Connecticut GO	4.000%	1/15/26	3,000	3,519
Connecticut GO	5.000%	2/15/26	3,000	3,686
Connecticut GO	5.000%	4/15/26	5,000	5,281
Connecticut GO	4.000%	5/15/26	1,175	1,389
Connecticut GO	5.000%	5/15/26	3,690	4,568
Connecticut GO	3.000%	6/1/26	5,000	5,641
Connecticut GO	4.000%	6/1/26	1,075	1,272
Connecticut GO	5.000%	8/15/26	100	125
Connecticut GO	5.000%	10/15/26	6,825	7,670
Connecticut GO	5.000%	10/15/26	4,140	4,465
Connecticut GO	5.000%	11/1/26	3,000	3,104
Connecticut GO	5.000%	11/15/26	1,000	1,214
Connecticut GO	4.000%	1/15/27	15,500	18,580
Connecticut GO	5.000%	3/1/27	355	389
Connecticut GO	4.000%	5/15/27	100	118
Connecticut GO	3.000%	6/1/27	5,000	5,704
Connecticut GO	4.000%	6/1/27	1,000	1,208
Connecticut GO	4.000%	6/15/27	175	212
Connecticut GO	5.000%	8/15/27	150	186

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	11/15/27	1,000	1,209
Connecticut GO	4.000%	1/15/28	10,000	12,214
Connecticut GO	4.000%	10/15/28	2,010	2,125
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	2,640	2,769
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	1,120	1,153
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	710	737
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	4,990	5,260
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	5,200	5,517
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	6,670	7,264
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	5,370	6,171
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	6,260	6,884
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	3/1/21	1,500	1,501
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	3/1/21	7,075	7,088
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	5/15/21	11,830	11,836
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.500%	5/15/21	18,570	18,576
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	8,430	8,430
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	11,340	11,660
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	450
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	929
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,500	3,938
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	510	587
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	3,265	3,806
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	12/1/24	10,320	10,731
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,218
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	597
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	6,000	6,987
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,975
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	9,095
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,355	1,676
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	147
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	3,440	4,379
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,245

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	180
Connecticut State Health & Educational Facilities Authority College & Univerisity Revenue PUT	0.250%	7/1/37	5,000	4,998
Connecticut State Health & Educational Facilities Authority College & Univerisity Revenue PUT	1.000%	7/1/49	3,000	2,999
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	975	994
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	775	790
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,080	2,152
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	799
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,310	1,397
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	810	862
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,303
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,444
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,228
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,719
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,578
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	287
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,323
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	595
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,559
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,818
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	23,640	23,648
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	16,875	16,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	13,500	13,621
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	5,050	5,146
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	730	744
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,250	1,274
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	14,805	15,083
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	15,195	15,480
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	28,250	30,218
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	17,665	19,361
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	25,935	26,361
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	10,000	10,096
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	28,825	31,238
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,290	2,329
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,085
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	2,173
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	3,032
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,158
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,000	5,893
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	658
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,236
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,271
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	1/1/24	13,750	14,344

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	11,000	12,907
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	9,000	11,259
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	133
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	139
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	144
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	149
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	306
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,314
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	140	145
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	181
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	115	125
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	276
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	260	292
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	281
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	155	180
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	291
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	192
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	210
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	307
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	307
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/27	200	244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/22	410	440
	Metropolitan District GO	5.000%	7/15/23	525	582
	Metropolitan District GO	5.000%	7/15/25	900	1,070
	Metropolitan District GO	5.000%	7/15/25	3,000	3,566
	Metropolitan District GO	5.000%	7/15/26	2,000	2,451
[4]	New Haven CT GO, ETM	5.000%	8/15/21	1,575	1,617
	University of Connecticut College & University Revenue	5.000%	2/15/22	10,250	10,757
	University of Connecticut College & University Revenue	5.000%	2/15/22	2,940	3,085
	University of Connecticut College & University Revenue	5.000%	2/15/24	1,240	1,242
	University of Connecticut College & University Revenue	5.000%	2/15/25	1,015	1,201
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,214
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,825	2,216
	University of Connecticut College & University Revenue	5.000%	2/15/26	1,090	1,289
					744,422
Delaware (0.1%)
	Delaware GO	3.000%	8/1/26	2,265	2,416
	Delaware GO, ETM	5.000%	7/1/21	1,045	1,066
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	345	360
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	3,000	3,131
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	9,685	9,885
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,670
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,861
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	451
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	814
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	956
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/21	550	561
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,823
	New Castle County DE GO	5.000%	10/1/21	7,575	7,822
	University of Delaware College & University Revenue	5.000%	11/1/21	800	829
	University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,198
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,269
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,315
	University of Delaware College & University Revenue	5.000%	11/1/25	2,585	3,166
	Wilmington DE GO	5.000%	1/1/26	2,295	2,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilmington DE GO	5.000%	1/1/27	420	531
	Wilmington DE GO	4.000%	1/1/28	1,270	1,563
					51,499
District of Columbia (0.3%)
	District of Columbia Appropriations Revenue	5.000%	12/1/27	2,295	2,964
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	259
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	706
	District of Columbia College & University Revenue	4.000%	10/1/21	390	390
	District of Columbia College & University Revenue, ETM	5.000%	4/1/21	930	937
	District of Columbia College & University Revenue, ETM	5.000%	4/1/22	1,420	1,499
	District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,534
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,296
	District of Columbia GO	5.000%	6/1/21	825	839
	District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,366
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,840	1,966
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,550
[6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	12,000	12,000
[2,6]	District of Columbia Housing Finance Agency Revenue TOB VRDO	0.620%	2/4/21	11,875	11,875
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	4,136
[2]	District of Columbia Miscellaneous Revenue VRDO	0.050%	2/4/21	16,545	16,545
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/21	1,100	1,109
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/22	1,885	1,991
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,224
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	7/1/24	4,090	4,282
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	625	645
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,450	3,712
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	921
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,641
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,259
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	2,575	2,635
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/22	3,500	3,702
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,207
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	3,325	4,147
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	6,556
					100,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida (3.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	385	399
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	378
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,173
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,410
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	170
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,810
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,701
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/26	8,000	9,748
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,921
	Board of Governors State University System of Florida College & University Revenue	5.000%	7/1/22	2,080	2,216
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,550	1,561
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,050	1,103
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,167
	Brevard County School District COP	5.000%	7/1/22	9,955	10,631
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	760	784
[2,6]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	0.080%	2/4/21	62,695	62,695
	Broward County FL School District COP	5.000%	7/1/23	5,535	6,158
	Broward County FL School District COP	5.000%	7/1/23	450	501
	Broward County FL School District COP	5.000%	7/1/24	400	463
	Broward County FL School District COP	5.000%	7/1/24	6,765	7,833
	Broward County FL School District COP	5.000%	7/1/25	12,730	15,236
	Broward County FL School District COP	5.000%	7/1/25	400	479
	Broward County FL School District COP	5.000%	7/1/26	475	586
	Broward County FL School District COP	5.000%	7/1/27	1,075	1,358
	Broward County FL School District COP	5.000%	7/1/27	175	186
[4]	Cape Coral FL Water & Sewer	2.125%	9/1/22	1,115	1,143
[4]	Cape Coral FL Water & Sewer	2.250%	9/1/23	1,005	1,048
[4]	Cape Coral FL Water & Sewer	2.500%	9/1/24	1,375	1,467
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	1,074
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,120	1,311
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	677
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	3,358
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	385	410
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,260	31,470
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	5,490	5,841
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	13,305

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	456
Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	433
Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,579
Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,484
Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	237
Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	466
Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	132
Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	473
Duval County Public Schools COP	5.000%	7/1/21	1,020	1,040
Duval County Public Schools COP	5.000%	7/1/22	1,030	1,098
Escambia County School Board Sales Tax Revenue	5.000%	9/1/21	240	247
Escambia County School Board Sales Tax Revenue	5.000%	9/1/22	325	350
Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	308
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/22	200	211
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	109
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	424
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	485
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	493
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	442
Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,627
Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	990	1,228
Florida Department of Management Services COP	5.000%	11/1/25	24,910	30,363
Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/21	4,195	4,280
Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	11,994
Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	80
Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	219
Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	224
Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	228
Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	175
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	235
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	220	245
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	464
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	473
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/22	350	367
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	500	564
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	342
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	369
	Florida GO	5.000%	6/1/24	9,210	9,360
	Florida GO	5.000%	6/1/24	5,750	6,678
	Florida GO	5.000%	6/1/25	10,000	10,163
	Florida GO	5.000%	7/1/25	1,000	1,020
	Florida GO	4.000%	6/1/26	4,080	4,291
	Florida GO	5.000%	6/1/26	3,220	4,029
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	385
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	575	620
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	337
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	821
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,357
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	942
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	910
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,253
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	750	940
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	565
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	269
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	344
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	619
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/21	225	229
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	339
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	619
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	2,071
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,170
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	404
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/21	150	150
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/22	115	117
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	198
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	127
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	284
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	320
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,583
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,683
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,780
	Florida Higher Educational Facilities Financial Authority College & University Revenue, Prere.	5.000%	4/1/22	7,000	7,394
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,750	3,095
	Florida Lottery Revenue	4.000%	7/1/25	5,045	5,317
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	7,265	7,494
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	1,015	1,047
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	8,520	9,189
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	1,750	1,887
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	10,123
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,160	5,053
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,755	7,205
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,375	2,958
	Florida Municipal Power Agency Electric Power & Light Revenue (St. Lucie Project)	5.000%	10/1/26	1,650	1,778
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,660	3,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,600	3,254
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	2,350	3,034
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	1,485	1,910
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	3,019
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,559
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.010%	2/1/21	15,610	15,610
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	575	620
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	1,100
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	2,390	2,424
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	350	355
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,125	1,189
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	850
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,268
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	2,220
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	2,685	3,144
[4]	Hernando County School District COP	5.000%	7/1/25	1,250	1,497
[1]	Herons Glen Recreation District	2.500%	5/1/21	230	231
[1]	Herons Glen Recreation District	2.500%	5/1/23	230	239
[1]	Herons Glen Recreation District	2.500%	5/1/25	175	186
[1]	Herons Glen Recreation District	2.500%	5/1/26	200	215
[1]	Herons Glen Recreation District	2.500%	5/1/27	250	266
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/21	8,855	9,159
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,749
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/22	9,700	10,358
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	9,668
	Hillsborough County School Board COP	5.000%	7/1/22	815	870
	Hillsborough County School Board COP	5.000%	7/1/23	890	989
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,127
	Hillsborough County School Board COP	5.000%	7/1/28	40	49
[4]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/21	1,835	1,893
[4]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/22	1,720	1,854
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,259
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,012
[2,6]	Jacksonville FL Electric System Revenue TOB VRDO, SIFMA Municipal Swap Index Yield + 0.300%	0.350%	2/1/21	45,280	45,280
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	761
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,877
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,840
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	2,022
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,985
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,226
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,934
	Jacksonville FL Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	23,930	23,930
[2,6]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	1,975	2,038
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	760	784
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,660	1,793
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,055	1,139
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	134
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,635	1,757
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,401
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	2,740	3,427
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	10,306
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	339
	Jacksonville FL Miscellaneous Revenue, Prere.	5.000%	10/1/21	3,010	3,107
	Jacksonville FL Miscellaneous Revenue, Prere.	5.000%	10/1/21	2,935	3,030
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,260	1,360
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,690	2,902
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	292
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,711
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	280	301
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,926
[4]	Jacksonville FL Sales Tax Revenue	5.000%	10/1/26	1,250	1,348
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	5,186
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/27	1,500	1,615
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	8,425	9,102
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/21	250	258
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/22	100	108
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,500	1,915
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,405	1,794
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,430	1,541
[2,6]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.100%	2/4/21	4,365	4,365
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,693
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	33,126
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	568
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,517
	JEA Water & Sewer System Sewer Revenue VRDO	0.010%	2/1/21	35,265	35,265
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,690
	JEA Water & Sewer System Water Revenue	5.000%	10/1/24	2,750	3,225
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	2,500	3,045
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,130	5,030
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,485	1,604
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/22	200	216
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	352
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	460
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	105	123
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	711
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,763
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	670
[4]	Lake County School Board COP	5.000%	6/1/24	200	230
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/22	5,105	5,517
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	365	378
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	539
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,408
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,351
	Lee County School Board COP	5.000%	8/1/21	2,005	2,053
	Lee County School Board COP	5.000%	8/1/27	6,545	8,326
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	4,142
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,252
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	21,000	24,761
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,127
[4]	Manatee County School District Sales Tax Revenue	5.000%	10/1/21	1,050	1,084
[4]	Manatee County School District Sales Tax Revenue	5.000%	10/1/22	1,500	1,605
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	2,720	2,823
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,709
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	566
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,125	1,148
	Miami Beach FL Miscellaneous Taxes Revenue	4.000%	9/1/22	1,025	1,066
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	1,035	1,114
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,123
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,690	2,054
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/21	350	360
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/22	395	425
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	421
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	960
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	150	157
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,118
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,812
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	895	964
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,049
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,031
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,481
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,680
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,621
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,159
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,777
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	3,033
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,649
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	3,290	3,352
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	1,000	1,019
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,265	1,345
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,392
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	165	189
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,613
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	1,060
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,638
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,268
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	339
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	6,013
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,062
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,258
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	343
	Miami-Dade County FL GO	5.000%	7/1/21	940	959
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/22	1,155	1,211
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,517
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,515
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	931
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	229
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26	3,660	4,521
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	269
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	1,285	1,389
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,000	1,069
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,880	4,715
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,300	1,328
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,135	3,340
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,050	1,167
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,920	2,128
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	4.500%	6/1/21	840	841
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/22	985	994
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,033
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.450%	11/1/21	5,000	5,011
	Miami-Dade County School Board Ad Valorem Property Tax Revenue	3.000%	2/25/21	20,000	20,039
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	12,858
	Miami-Dade County School Board COP	5.000%	2/1/25	635	749
	Miami-Dade County School Board COP	5.000%	5/1/25	155	185
	Miami-Dade County School Board COP	5.000%	2/1/26	4,130	5,043
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	13,414
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	16,419
	Miami-Dade County School Board GO	5.000%	3/15/26	2,020	2,311
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.000%	10/1/23	435	483
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.040%	2/4/21	60,680	60,680
[4]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21	500	516
[4]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	485	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	701
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,288
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,263
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	4,367
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,729
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	5,107
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	5,495
	Okeechobee County FL Resource Recovery Revenue PUT	1.550%	7/1/21	1,100	1,106
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/21	560	577
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	5,590
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,119
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	7,000	7,520
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	11,068
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	568
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,997
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	4.000%	4/1/22	1,000	1,044
	Orange County School Board COP	5.000%	8/1/28	40	48
	Orlando FL Appropriations Revenue	5.000%	10/1/22	4,200	4,541
	Orlando FL Appropriations Revenue	5.000%	10/1/22	1,040	1,125
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,613
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,538
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,010	1,171
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,955
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,100	1,358
[4]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/25	1,260	1,401
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	154
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	165	177
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	223
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	197
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	189
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	315
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	613
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	723
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	753
[4]	Palm Bay FL GO	5.000%	7/1/21	830	847
[4]	Palm Bay FL GO	5.000%	7/1/22	870	929
[4]	Palm Bay FL GO	5.000%	7/1/23	915	1,021
[4]	Palm Bay FL GO	5.000%	7/1/24	1,920	2,230
[4]	Palm Bay FL GO	5.000%	7/1/25	2,015	2,430
	Palm Beach County FL Appropriations Revenue	5.000%	6/1/25	1,000	1,063
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,940
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	558
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,515	1,544
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	422
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	566
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	1,330	1,372
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/21	1,165	1,211
	Palm Beach County School District COP	5.000%	8/1/21	1,705	1,746
	Palm Beach County School District COP	5.000%	8/1/21	1,845	1,889
	Palm Beach County School District COP	5.000%	8/1/22	2,000	2,144
	Palm Beach County School District COP	5.000%	8/1/22	750	804
	Palm Beach County School District COP	5.000%	8/1/23	1,885	2,103
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,673
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,259
	Palm Beach County School District COP	5.000%	8/1/24	13,680	15,875
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,857
	Palm Beach County School District COP	5.000%	8/1/25	2,000	2,409
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	2,063
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,217
[1]	Pasco County School Board COP	5.000%	8/1/23	145	162
[1]	Pasco County School Board COP	5.000%	8/1/24	200	232
	Pasco County School Board COP	5.000%	8/1/25	1,885	2,244
[1]	Pasco County School Board COP	5.000%	8/1/25	250	300
[4]	Pasco County School Board COP	5.000%	8/1/27	375	474
[3]	Pasco County School Board COP PUT, SIFMA Municipal Swap Index Yield + 0.750%	0.790%	8/4/21	7,600	7,619
	Pinellas County School Board COP	5.000%	7/1/26	650	808
	Pinellas County School Board COP	5.000%	7/1/27	1,000	1,279
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	294
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	325	362
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	302

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	541
Polk County School District COP	5.000%	1/1/22	200	209
Polk County School District COP	5.000%	1/1/24	1,000	1,129
Polk County School District COP	5.000%	1/1/25	5,700	6,678
Polk County School District COP	5.000%	1/1/26	2,500	3,033
Polk County School District COP	5.000%	1/1/27	2,750	3,430
Port St. Lucie FL	1.500%	7/1/21	1,000	1,005
Port St. Lucie FL	1.750%	7/1/22	1,265	1,291
Port St. Lucie FL	2.000%	7/1/23	2,245	2,327
Port St. Lucie FL	2.000%	7/1/24	1,580	1,663
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/21	240	245
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/22	925	994
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	649
Reedy Creek Improvement District GO	5.000%	6/1/21	730	742
Reedy Creek Improvement District GO	5.000%	6/1/22	1,695	1,804
Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,386
Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,920
Sarasota County FL Sales Tax Revenue	5.000%	10/1/21	1,530	1,580
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/22	1,340	1,378
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,972
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,202
Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	1,055
South Florida Water Management District COP	5.000%	10/1/21	1,765	1,821
South Florida Water Management District COP	5.000%	10/1/22	2,100	2,267
South Florida Water Management District COP	5.000%	10/1/23	3,080	3,465
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,281
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,120	1,200
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,456
Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/21	3,025	3,085
Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,707
Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	2,123
Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,753
Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	2,090	2,149
Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	1,500	1,542
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	536
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	617
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,100	1,341
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	583
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,854
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	357
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	306
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	313
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	672
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,274
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,279
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,412
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/22	3,510	3,737
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/21	1,485	1,506
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	926
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	796
[1]	Volusia County School Board COP	5.000%	8/1/21	525	538
[1]	Volusia County School Board COP	5.000%	8/1/22	840	900
					1,266,840
Georgia (2.5%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/22	375	399
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	655
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	767
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	822
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	875
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,863
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	4,800	4,895
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,853
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	2,051
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21	1,150	1,186
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,068
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,187
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	1,026
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,984
[2,6]	Atlanta GA Water Revenue TOB VRDO	0.070%	2/4/21	12,125	12,125
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/22	12,295	13,273
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	8,753
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	9,555
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	10,406
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,650	2,686
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	500	531
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	703
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	759
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	1,023
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	438
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	313
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	956
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	111
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	81
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	243
	Burke County Development Authority Electric Power & Light Revenue (GA Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	15,074
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,600	1,622
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,250
	Burke County Development Authority Industrial Revenue PUT	2.500%	5/3/21	28,470	28,625
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	312
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	512
	Cherokee County Board of Education GO	5.000%	2/1/21	400	400
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	519
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	553
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	550
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	231
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	818
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	540
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,391
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	962
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	567
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	400	504
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	500	527
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	440
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	572
Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	840	1,046
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/26	27,090	32,850
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/21	400	407
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	921
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	984
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	210
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	274
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	228
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	295
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	457
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,000	1,250
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,281
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,112
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,140
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	650
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,890	1,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	6,685	7,101
	Douglas County GA GO	5.000%	4/1/22	800	846
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,285	1,595
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/24	2,250	2,548
[2,6]	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/4/21	6,080	6,080
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	2,127
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	405	427
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	380
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	572
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/21	1,925	1,934
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,335	1,375
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	2,087
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,329
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	825	809
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,110	3,321
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,839
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/21	1,000	1,002
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/21	700	701
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/22	560	586
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	546
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,522
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,564

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gainesville School District GO	5.000%	11/1/27	565	733
Georgia GO	5.000%	7/1/24	6,000	6,992
Georgia GO	5.000%	2/1/26	5,755	6,311
Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	910	954
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,396
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	4,505
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	829
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,590
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,498
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	10,075	10,508
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	568
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,770	1,846
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	469
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	490
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	2,705	2,944
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	951
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	940
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,682
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	1,092
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	593
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	2,075
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,315	1,595
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,433
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,246
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,783
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	605	631
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	725	789
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	900
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	722
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	764
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	2,193

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,656
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/22	3,710	3,869
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/23	3,865	4,207
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,878
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	190
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	282
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	428
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	499
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	724
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	1,080
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	819
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	685
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	9,300	9,699
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,980	3,244
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,785	5,208
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	4,247
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,601
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	188
Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,574
Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,144
Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/22	4,825	5,208
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	16,500	16,767
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	5,125	5,208
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/22	660	703
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	601
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	666
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,180	1,366
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,500	2,894
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	649
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,445	1,737

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,750	3,302
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	2,000	2,489
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	4,000	4,973
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	2,000	2,563
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	6,093
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	2,130	2,803
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,500	7,230
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,500	2,553
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,655
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	3,046
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	4/1/22	375	391
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	407
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	606
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	14,851
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/26	11,940	15,017
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	300	316
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	358
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	515
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	208
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/21	3,545	3,565
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/21	1,625	1,677
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	530
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/22	570	611
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/22	2,330	2,524
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	828
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	558
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	8,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,146
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	1,129
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	10,405
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	2,500	2,960
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	3,000
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,120	2,617
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/23	114,260	124,623
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	500	549
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/24	42,515	48,135
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/26	62,585	73,642
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.926%	9/1/23	29,000	29,108
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.610%	9/1/23	5,085	5,097
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,647
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,862
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	690	722
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,884
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,975
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	466
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	1,004
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	1,025
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,100	1,439
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/4/21	18,000	18,000
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/24	1,060	1,243
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,500	9,132
	Private Colleges & Universities Authority College & University Revenue Corp. of Mercer University	5.250%	10/1/27	2,650	2,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.460%	2/16/22	25,500	25,495
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/22	1,200	1,249
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,561
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,170
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	350	411
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/26	4,930	5,893
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/27	3,000	3,669
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/28	1,500	1,872
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/21	1,550	1,585
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/22	1,000	1,067
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,193
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,703
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	365
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	350
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	726
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	374
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,000	1,058
					869,071
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	371
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,100	1,148
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/21	1,390	1,415
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	423
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,918
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	685
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,248
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	555	629
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	567
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	1,083
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	585
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,162
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	5,103
	Guam Income Tax Revenue	5.000%	12/1/26	750	886
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	1,700	1,748
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/22	990	1,023
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	2,185	2,325
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	3,300	3,409
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	2,016
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/25	3,425	3,537
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,739
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/27	1,435	1,481
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,100
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,435
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,134
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,731
[4]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	2,540	2,723
					46,176
Hawaii (0.5%)
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	1/28/21	2,050	2,050
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	2/8/21	3,990	3,990
	Hawaii GO	5.000%	8/1/21	7,630	7,818
	Hawaii GO	5.000%	8/1/21	7,260	7,438
	Hawaii GO	5.000%	1/1/24	2,870	3,271
	Hawaii GO	5.000%	4/1/24	13,610	15,671
	Hawaii GO	4.000%	5/1/24	3,985	4,475
	Hawaii GO	5.000%	5/1/24	13,040	15,065
	Hawaii GO	5.000%	8/1/24	7,445	8,335
	Hawaii GO	5.000%	10/1/24	6,580	7,729
	Hawaii GO	5.000%	8/1/25	2,235	2,502
	Hawaii GO	5.000%	1/1/26	3,295	4,046
	Hawaii GO	5.000%	8/1/28	7,000	7,807
	Hawaii GO	5.000%	8/1/29	6,000	6,684
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,427
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	5,975	6,626
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	8,470	9,405
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	9,225	10,230
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	8,470	9,393
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	6,970	7,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	6/1/23	3,725	4,131
	Honolulu HI City & County GO	5.000%	9/1/24	2,925	3,421
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,205
	Honolulu HI City & County GO	5.000%	7/1/27	1,750	2,253
	Honolulu HI City & County GO	5.000%	9/1/27	120	155
	Honolulu HI City & County GO, Prere.	5.000%	8/1/21	3,150	3,226
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/25	1,615	1,881
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/26	1,000	1,195
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	1,500	1,581
					161,739
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/22	525	558
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	742
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/24	650	739
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	790
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,080
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	3,024
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	5,011
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,093
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,535
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	5,133
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	1,125
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.220%	2/1/21	3,000	3,000
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	3,127
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,075	2,390
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/23	900	1,012
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/24	850	994
	Kootenai County School District No. 271 Coeur d'Alene GO	5.000%	9/15/26	3,110	3,889
[1]	University of Idaho College & University Revenue	5.000%	4/1/24	160	184
[1]	University of Idaho College & University Revenue	5.000%	4/1/25	335	399
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	570
					38,078
Illinois (6.3%)
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	520
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	553
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	631
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	198
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	192
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	234
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	766
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	385
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	615	726
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	360
[8]	Chicago Board of Education GO	0.000%	12/1/21	905	899
	Chicago Board of Education GO	5.000%	12/1/21	3,395	3,519
	Chicago Board of Education GO	5.000%	12/1/21	1,635	1,641
	Chicago Board of Education GO	5.000%	12/1/21	13,860	14,367
	Chicago Board of Education GO	5.000%	12/1/21	200	207
[8]	Chicago Board of Education GO	0.000%	12/1/22	535	526
[10,11]	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,818
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,232
	Chicago Board of Education GO	5.000%	12/1/22	535	576
	Chicago Board of Education GO	5.000%	12/1/22	7,000	7,542
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,602
	Chicago Board of Education GO	5.000%	12/1/22	790	851
	Chicago Board of Education GO	5.000%	12/1/22	250	269
[8]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,371
	Chicago Board of Education GO	5.000%	12/1/23	2,950	3,288
	Chicago Board of Education GO	5.000%	12/1/23	9,590	10,689
	Chicago Board of Education GO	5.000%	12/1/23	835	931
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,209
[12]	Chicago Board of Education GO	5.500%	12/1/23	100	113
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,425	1,364
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,570	1,503
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,150
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,513
	Chicago Board of Education GO	5.000%	12/1/24	10,000	11,500
[4]	Chicago Board of Education GO	5.000%	12/1/24	5,700	6,639
	Chicago Board of Education GO	5.000%	12/1/24	9,500	10,925
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,322
[8]	Chicago Board of Education GO	0.000%	12/1/25	2,750	2,589
[8]	Chicago Board of Education GO	0.000%	12/1/25	3,235	3,046
[4]	Chicago Board of Education GO	5.000%	12/1/25	4,500	5,425
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,967
[12]	Chicago Board of Education GO	5.500%	12/1/25	125	150
	Chicago Board of Education GO	0.000%	12/1/26	14,705	13,336
[8]	Chicago Board of Education GO	0.000%	12/1/26	300	276
[8,11]	Chicago Board of Education GO	0.000%	12/1/26	95	87
	Chicago Board of Education GO	5.000%	12/1/26	2,945	3,586
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,587
[9,11]	Chicago Board of Education GO	5.500%	12/1/26	385	459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	7.000%	12/1/26	10,000	12,766
	Chicago Board of Education GO	4.000%	12/1/27	5,000	5,899
	Chicago Board of Education GO	5.000%	12/1/27	1,635	2,036
[8,11]	Chicago Board of Education GO	0.000%	12/1/28	13,800	12,015
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,842
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,619
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,987
	Chicago IL GO	0.000%	1/1/22	1,350	1,328
	Chicago IL GO	5.000%	1/1/22	5,295	5,448
	Chicago IL GO	5.000%	1/1/22	200	206
	Chicago IL GO	4.000%	1/1/23	100	103
	Chicago IL GO	5.000%	1/1/23	12,860	13,845
	Chicago IL GO	5.000%	1/1/23	250	269
	Chicago IL GO	5.000%	1/1/23	770	829
[8]	Chicago IL GO	0.000%	1/1/24	1,000	957
	Chicago IL GO	5.000%	1/1/24	5,675	6,300
	Chicago IL GO	5.000%	1/1/24	500	555
	Chicago IL GO	5.000%	1/1/24	2,450	2,539
	Chicago IL GO	5.000%	1/1/24	300	333
	Chicago IL GO	5.000%	1/1/25	12,420	14,219
	Chicago IL GO	5.000%	1/1/25	3,100	3,549
	Chicago IL GO	5.000%	1/1/25	450	466
	Chicago IL GO	0.000%	1/1/26	300	269
	Chicago IL GO	5.000%	1/1/26	160	183
	Chicago IL GO	5.000%	1/1/26	8,300	9,749
	Chicago IL GO	5.000%	1/1/26	2,000	2,072
	Chicago IL GO	5.000%	1/1/26	425	470
	Chicago IL GO	5.000%	1/1/26	2,750	3,142
	Chicago IL GO	5.000%	1/1/27	7,625	9,168
	Chicago IL GO	5.125%	1/1/27	3,155	3,606
	Chicago IL GO	5.250%	1/1/28	1,000	1,106
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	6,155
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,580	1,663
[2,6]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.190%	2/4/21	36,295	36,295
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	2,815	2,928
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,541
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,417
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,487
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	2,075
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,262
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	3,028
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,220
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,642
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,159

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	4,113
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,260	1,409
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,220
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	3,063
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	225	251
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,333
Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	747
Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,654
Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	536
Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	3,223
Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,984
Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,565
Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,435
Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	14,852
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,094
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,825
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	18,138
Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	804
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	2,090	2,097
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,515	2,791
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,000	1,157
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	75	86
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	137
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	350	365
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	500	541
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	982
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	9,033
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,199
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,600	1,669
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	800	835
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,440	1,502
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	900	980
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,622
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,198
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,301
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,160	1,263

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	2,101
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,472
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,881
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,668
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,895
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	5,286
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,575	1,787
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,706
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	883
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	2,019
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	590	694
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	253
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,075	1,272
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,413
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	420
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	210	229
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	200	217
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	134
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	164
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	145	182
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	216
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	416
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	151
Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,000	1,218
Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	3,499
Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	9,700	10,130
Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	1,325	1,384
Chicago Park District GO	5.000%	1/1/22	125	129
Chicago Park District GO	5.000%	1/1/22	400	413
Chicago Park District GO	5.000%	1/1/22	1,000	1,033
Chicago Park District GO	5.000%	1/1/23	790	817
Chicago Park District GO	5.000%	1/1/23	500	536
Chicago Park District GO	5.000%	1/1/23	400	428
Chicago Park District GO	5.000%	1/1/23	1,265	1,355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO	5.000%	1/1/24	550	614
	Chicago Park District GO	5.000%	11/15/24	680	782
	Chicago Park District GO	5.000%	1/1/25	625	720
	Chicago Park District GO	5.000%	1/1/25	315	351
	Chicago Park District GO	5.000%	1/1/25	300	334
[1]	Chicago Park District GO	5.000%	1/1/25	200	232
	Chicago Park District GO	5.000%	11/15/25	1,430	1,693
	Chicago Park District GO	5.000%	1/1/26	1,000	1,186
	Chicago Park District GO	5.000%	1/1/26	325	337
	Chicago Park District GO	5.000%	1/1/26	535	595
[1]	Chicago Park District GO	5.000%	1/1/26	550	660
	Chicago Park District GO	5.000%	11/15/26	1,500	1,818
	Chicago Park District GO	5.000%	1/1/27	925	1,092
[1]	Chicago Park District GO	5.000%	1/1/27	650	801
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,262
	Chicago Park District GO	5.000%	1/1/29	1,200	1,324
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,180	1,198
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,840	1,868
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	3,260	3,454
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,649
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/23	9,205	10,124
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,499
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,780
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,427
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,625	3,101
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	4,415	5,216
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,500	1,772
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,693
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.000%	12/1/21	9,820	10,219
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,280	1,335
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,308
	Cook County IL GO	3.000%	11/15/21	335	343
	Cook County IL GO	5.000%	11/15/21	500	519
	Cook County IL GO	5.000%	11/15/22	280	304
	Cook County IL GO	5.000%	11/15/22	4,780	5,190
	Cook County IL GO	5.000%	11/15/23	1,350	1,527
	Cook County IL GO	5.000%	11/15/24	1,475	1,731
	Cook County IL GO	5.250%	11/15/24	5,000	5,191
	Cook County IL GO	5.000%	11/15/25	1,400	1,403
	Cook County IL GO	5.000%	11/15/25	1,195	1,450
	Cook County IL GO	5.250%	11/15/25	4,500	4,671
	Cook County IL GO	5.000%	11/15/26	3,900	4,877
	Cook County IL GO	5.000%	11/15/27	2,000	2,563
	Cook County IL GO	5.000%	11/15/28	150	150
	Cook County IL GO	5.000%	11/15/28	1,070	1,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,657
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,865
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	4,468
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,937
	Elk Grove Village IL GO	3.000%	1/1/23	500	527
	Elk Grove Village IL GO	3.000%	1/1/24	550	590
	Elk Grove Village IL GO	3.000%	1/1/25	560	613
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	2,160
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.050%	2/3/21	13,300	13,300
	Illinois Finance Authority College & University Revenue	5.000%	9/1/21	240	244
	Illinois Finance Authority College & University Revenue	5.000%	10/1/21	380	391
	Illinois Finance Authority College & University Revenue	4.000%	2/15/22	845	853
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	442
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,281
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,032
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,731
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,385
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	287
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,966
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	944
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	760	895
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,489
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	117
[7]	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	309
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	363
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	801
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	270
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	620
[7]	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	364
[7]	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	641

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue VRDO	0.020%	2/3/21	5,110	5,110
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	3,055	3,060
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	750	751
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,200	1,212
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	375	380
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	180	182
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,000	2,046
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	5,510	5,643
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	513
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	975	1,002
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,137
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,035
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	350	364
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	135	134
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	4,000	4,195
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	944
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,600	1,679
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	565	571
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,605	2,744
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	922
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,380	2,536
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,332
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,000	1,069
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,000	1,065
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,250	1,336
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	700	748
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	403
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,700
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,079
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,808

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	543
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,479
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,088
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,518
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	659
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,114
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,226
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	834
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	560
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	139
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,805
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	640	722
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,741
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	914
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,880
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,395	1,612
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,731
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,911
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	583
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,965
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	702
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,967
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	8,923
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	5,413
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	908
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	148
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,167
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	2,082
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,937
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	5,244
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	655	809
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	2,233
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/26	1,000	1,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	303
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,195
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,268
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,798
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,970
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	500	618
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	4/1/21	3,000	3,008
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,180	25,151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/24	1,540	1,762
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	2,625	3,201
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, 70% of 1M USD LIBOR + 1.350%	1.451%	3/1/21	2,500	2,500
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.340%	1/28/21	5,705	5,705
[2,4,6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/4/21	4,480	4,480
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	8,200	8,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	38,470	38,470
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	19,700	19,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	21,445	21,445
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	14,500	14,500
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/21	25,200	25,200
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	19,765	19,765
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	28,125	28,125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/21	700	718
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,000	1,073
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,680
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,120	1,190

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	1,000	1,067
Illinois Finance Authority Lease Revenue	4.000%	12/15/21	2,000	2,065
Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,068
Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	1,022
Illinois Finance Authority Lease Revenue	5.000%	12/15/24	685	809
Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,223
Illinois GO	5.000%	2/1/21	15,815	15,815
Illinois GO	5.000%	2/1/21	9,535	9,535
Illinois GO	5.000%	4/1/21	3,660	3,687
Illinois GO	5.000%	4/1/21	8,700	8,764
Illinois GO	4.875%	5/1/21	5,250	5,307
Illinois GO	5.000%	5/1/21	12,000	12,132
Illinois GO	5.000%	6/1/21	415	421
Illinois GO	5.000%	6/1/21	5,000	5,073
Illinois GO	5.000%	7/1/21	575	585
Illinois GO	5.000%	8/1/21	2,475	2,529
Illinois GO	5.000%	10/1/21	13,710	14,107
Illinois GO	5.000%	10/1/21	7,940	8,170
Illinois GO	5.000%	11/1/21	34,745	35,710
Illinois GO	5.000%	12/1/21	8,375	8,677
Illinois GO	5.000%	1/1/22	100	100
Illinois GO	5.000%	2/1/22	1,520	1,585
Illinois GO	5.000%	2/1/22	2,000	2,086
Illinois GO	5.000%	4/1/22	3,400	3,568
Illinois GO	5.000%	5/1/22	400	421
Illinois GO	5.125%	5/1/22	4,750	5,008
Illinois GO	5.000%	6/1/22	100	106
Illinois GO	5.000%	7/1/22	4,440	4,704
Illinois GO	5.000%	8/1/22	8,420	8,948
Illinois GO	5.000%	10/1/22	4,250	4,544
Illinois GO	5.000%	10/1/22	21,180	22,646
Illinois GO	5.000%	11/1/22	8,200	8,794
Illinois GO	5.000%	11/1/22	34,315	36,463
Illinois GO	5.000%	12/1/22	1,000	1,076
Illinois GO	5.000%	1/1/23	19,200	20,714
Illinois GO	4.000%	2/1/23	1,700	1,806
Illinois GO	5.000%	2/1/23	7,000	7,574
Illinois GO	5.000%	3/1/23	600	627
Illinois GO	5.000%	4/1/23	225	245
Illinois GO	5.250%	5/1/23	1,500	1,645
Illinois GO	5.000%	8/1/23	490	539
Illinois GO	5.000%	10/1/23	10,000	11,064
Illinois GO	5.000%	10/1/23	5,000	5,532
Illinois GO	5.000%	11/1/23	32,870	36,018
Illinois GO	5.000%	11/1/23	1,990	2,208
Illinois GO	5.000%	2/1/24	780	872
Illinois GO	5.000%	4/1/24	315	354
Illinois GO	4.000%	5/1/24	175	191
Illinois GO	5.000%	5/1/24	375	422
Illinois GO	5.500%	5/1/24	375	428
Illinois GO	5.000%	6/1/24	2,500	2,820
Illinois GO	5.000%	8/1/24	6,870	7,280
Illinois GO	5.000%	10/1/24	265	302
Illinois GO	5.000%	10/1/24	5,000	5,694
Illinois GO	5.000%	11/1/24	23,200	26,135
Illinois GO	5.000%	2/1/25	3,545	4,073
Illinois GO	5.000%	4/1/25	4,170	4,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/25	280	314
	Illinois GO	5.000%	5/1/25	2,500	2,890
	Illinois GO	5.500%	5/1/25	3,000	3,531
	Illinois GO	6.000%	5/1/25	150	180
	Illinois GO	5.000%	8/1/25	3,295	3,487
	Illinois GO	5.000%	11/1/25	28,750	33,208
	Illinois GO	5.000%	1/1/26	3,580	4,198
	Illinois GO	5.000%	2/1/26	3,025	3,355
	Illinois GO	5.000%	2/1/26	3,000	3,526
[4]	Illinois GO	5.000%	3/1/26	1,125	1,172
[4]	Illinois GO	5.000%	4/1/26	1,500	1,623
	Illinois GO	5.000%	5/1/26	6,550	7,307
	Illinois GO	5.500%	5/1/26	8,675	10,473
	Illinois GO	5.500%	7/1/26	750	829
	Illinois GO	5.000%	11/1/26	27,000	31,842
	Illinois GO	5.000%	11/1/26	2,750	3,286
	Illinois GO	5.000%	1/1/27	1,750	2,042
	Illinois GO	5.000%	1/1/27	370	383
	Illinois GO	5.000%	4/1/27	2,000	2,218
	Illinois GO	5.000%	5/1/27	4,080	4,541
	Illinois GO	5.000%	11/1/27	3,935	4,725
	Illinois GO	5.000%	1/1/28	590	685
	Illinois GO	5.000%	1/1/28	5,715	5,904
	Illinois GO	4.125%	3/1/28	315	324
	Illinois GO	5.000%	5/1/28	550	610
	Illinois GO	4.000%	1/1/29	215	220
	Illinois GO	4.000%	1/1/30	260	265
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	1,055	1,069
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	10,680	11,740
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,033
[13]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/22	2,875	2,899
[8]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.250%	2/1/21	665	665
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,200	3,495
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	13,026
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	18,344
	Illinois Sales Tax Revenue	4.000%	6/15/21	255	256
	Illinois Sales Tax Revenue	4.000%	6/15/21	1,615	1,632
	Illinois Sales Tax Revenue	5.000%	6/15/21	4,380	4,441
	Illinois Sales Tax Revenue	5.000%	6/15/21	3,790	3,843
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,630
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	84
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	107
	Illinois Sales Tax Revenue	5.000%	6/15/23	8,805	9,591
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,269
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	555
[8]	Illinois Sales Tax Revenue	6.000%	6/15/23	485	539
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,475
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	2,071
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	2,104
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	5,162
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	236
	Illinois Sales Tax Revenue	3.750%	6/15/25	155	156
	Illinois Sales Tax Revenue	5.000%	6/15/25	3,915	4,298
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	10,141
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,746
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	10,173
[8]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	447
	Illinois Sales Tax Revenue	4.000%	6/15/26	505	510
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,025	4,404
[8]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	153
[8]	Illinois Sales Tax Revenue	6.000%	6/15/27	2,710	3,411
	Illinois Sales Tax Revenue	5.000%	6/15/29	1,000	1,013
	Illinois Sales Tax Revenue	4.250%	6/15/30	450	454
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/21	1,050	1,061
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,990	4,508
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/21	435	433
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/22	1,405	1,377
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,616
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,755
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,030	951
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	2,960	2,666
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	15,000	15,602
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	9,687
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	4,092
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,272
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	11,231
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	7,204
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	18,259
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	20,998
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,000	1,223
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	25,994
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	215
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	131
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	955
[7]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	314
[7]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	1,157
[7]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	953
[7]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	738
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	127
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	233
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	157
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	264
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	279
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	204
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	420
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	272
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	506
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	258
[4]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,606
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/22	1,375	1,473
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	611
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,910
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,323
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,460
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,928
	McHenry County Conservation District GO	5.000%	2/1/21	3,000	3,000
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,192
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/21	2,510	2,490
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	169
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,494
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	570	542
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,178
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.750%	6/15/26	180	191
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,170	10,204
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,184
[4,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,364
[9,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,779
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	6/15/21	16,775	16,755
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	4,935	5,215
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/22	875	943
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/26	32,990	34,799
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/28	11,325	11,939
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	4,470	4,646
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	5,105	5,306
[4]	Mundelein IL GO	4.000%	12/15/21	500	517
[4]	Mundelein IL GO	4.000%	12/15/23	500	549
[4]	Mundelein IL GO	4.000%	12/15/25	500	581
[4]	Mundelein IL GO	4.000%	12/15/26	500	594
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,875
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,873
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,803
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	131
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	185
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	583
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	750	900
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	650	799
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/21	4,500	4,573
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.375%	6/1/21	870	884
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	17,138
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	20,030	22,945
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	38,035	45,099
[2,6]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.070%	2/4/21	11,550	11,550
[2,6]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.070%	2/4/21	9,000	9,000
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/21	615	628
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,265
	Romeoville IL GO	5.000%	12/30/25	3,315	4,034
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	2,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,555	9,048
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	9,217
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,082
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,771
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	261
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	270
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	257
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	326
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	625	764
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	915
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/21	2,000	2,007
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/22	2,350	2,466
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,425	5,930
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	5,575
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	12,226
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,380	6,331
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	770	903
	University of Illinois College & University Revenue	5.000%	4/1/24	450	492
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	3,227
	University of Illinois College & University Revenue	5.000%	4/1/27	250	273
	University of Illinois COP	5.000%	8/15/21	5,000	5,115
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/21	945	952
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	898
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	986
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,075
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,173
[1]	Western Illinois University College & University Revenue	4.000%	4/1/21	550	553
[1]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	535
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	847
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,738
[4]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,200
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/22	1,450	1,441
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,429
					2,155,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana (1.5%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/21	1,505	1,537
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,248
	Ball State University College & University Revenue	5.000%	7/1/21	210	214
	Ball State University College & University Revenue	5.000%	7/1/21	500	510
	Ball State University College & University Revenue	5.000%	7/1/22	320	341
	Ball State University College & University Revenue	5.000%	7/1/22	250	267
	Ball State University College & University Revenue	5.000%	7/1/23	450	499
	Ball State University College & University Revenue	5.000%	7/1/23	660	732
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	232
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	413
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	421
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	428
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,885
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,700	1,968
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,740	2,053
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	2,145
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,805	2,208
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,875	2,328
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,412
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,516
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/21	3,155	3,155
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/22	3,370	3,528
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,858
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	867
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	895
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	918
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	945
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	496
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,044
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,612
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,835
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,412
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,723
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,231
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,749
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,410
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,505
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,595
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	98
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	437
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	358
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	355
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	304
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	301
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/21	140	140
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/22	210	215
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	232
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	215
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	404
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	302
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	340	381
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	1,500	1,506
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/21	250	255
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	2,380	2,389
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	570
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,620	2,722
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,500	2,598
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	250	269
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,678
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,055	1,139
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,442
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,652
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	782
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,277
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,280
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,439
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,241
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,937
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,168
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,839
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	2,233
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,344
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	4,285
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,441
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	7,589
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	6,464
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,888
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	1/1/22	3,000	3,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	1/1/22	3,000	3,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	1/1/22	11,125	11,271
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	1/1/25	7,250	7,781
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,882
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.320%	2/4/21	6,000	6,000
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.320%	3/1/21	6,500	6,500
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	2,500	2,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	750	789
	Indiana Finance Authority Lease Revenue	5.000%	2/1/25	3,210	3,823
	Indiana Finance Authority Lease Revenue (Lease Appropriation-Stadium Project) VRDO	0.010%	2/1/21	54,475	54,475
[2,6]	Indiana Finance Authority Revenue TOB VRDO	0.190%	2/4/21	19,205	19,205
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/21	1,680	1,734
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,000	1,079
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/21	380	392
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	11,240
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	31,435	31,814
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	495	500
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,925	1,974
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,985	2,110
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	2,028
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	964
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	909
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,225
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,287
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	281
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	629
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	8,795	8,795
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,900	3,179
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.010%	2/1/21	13,375	13,375
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,400
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	638
[8]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	18,276
	Indiana University College & University Revenue	5.000%	6/1/21	3,500	3,557
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	4,056
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/25	1,545	1,878
[2]	Indianapolis IN Local or Guaranteed Housing Revenue VRDO	0.020%	2/4/21	10,625	10,625
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Fieldhouse Project)	1.450%	6/1/21	8,000	8,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	10,266
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	14,492
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,470
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	7,167
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	6,618
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	8,002
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	607
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	465
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	948
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	378
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	427
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	291
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	376
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	300	380
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	385
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	427
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	439
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	371
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	430	498
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	769
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	766
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	1,126
	Purdue University College & University Revenue	5.000%	7/1/25	500	607
	Purdue University College & University Revenue	5.000%	7/1/26	500	628
	Purdue University College & University Revenue VRDO	0.030%	2/3/21	6,600	6,600
	Purdue University COP VRDO	0.030%	2/3/21	17,345	17,345
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,275	1,325
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	918
	Rockport IN Industrial Revenue PUT	2.050%	6/1/21	2,000	2,008
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	408

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	234
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	280	310
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	338
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	314
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	638
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	492
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,045	1,240
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	880	1,055
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	818
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	577
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	478
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	623
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	588
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,378
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	955
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,490
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	780
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,610
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,325	1,665
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/22	2,660	2,802
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,697
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,414
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	3,219
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,614
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,070	4,618
				510,599
Iowa (0.3%)
Des Moines IA GO	5.000%	6/1/24	6,335	7,321
Des Moines IA GO	5.000%	6/1/25	5,670	6,806
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	1,395	1,397
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,094
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	2,006
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,222
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	2.875%	5/15/49	3,000	3,051
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	7,475	7,706
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,095	16,738
[6]	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,546
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/22	18,000	20,100
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,930	4,393
[3]	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) PUT, 70% of 1M USD LIBOR + 0.350%	0.435%	4/1/21	3,750	3,751
	Iowa Finance Authority Water Revenue	5.000%	8/1/21	9,505	9,737
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	358
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	382
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	412
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	618
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,317
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	472
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/21	400	413
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	455
	Xenia Rural Water District Water Revenue	5.000%	12/1/21	320	331
	Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,802
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	502
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	652
					106,691
Kansas (0.4%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,676
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,747
[6,8]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,896
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	528
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,200
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,251
	Johnson County KS GO, Prere.	4.000%	9/1/22	1,055	1,120
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	841
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	505
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	250	292
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	3,960	4,266
[3]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.300%	0.401%	9/1/21	7,580	7,588
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	7,183
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	9,175
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	8,568
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/21	17,635	17,844
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/22	3,795	4,006
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/22	17,640	18,690
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	16,420	18,130
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,187
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	612
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	626
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	360
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	273
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	282
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	627
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,215
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	1,058
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,685
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/21	575	591
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/22	1,250	1,346
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	7,094
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/21	400	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/22	315	339
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,677
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,798
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	2,121
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	180	189
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	300	329
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	300	343
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/22	1,040	1,121
	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/22	1,000	1,076
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	1,045
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,354
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,493
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	775	832
					144,132
Kentucky (2.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/21	540	540
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	195	195
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,245	2,323
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	259
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	819
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	337
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	750
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	331
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	1,066
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,903
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,338
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	12,425
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/21	555	564
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,540
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/22	785	817
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/22	8,785	9,477
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	702
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,150	1,163
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	870	921
	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	1,080
	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,359
	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,558
	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	2,165	2,762
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,967
[1,2,6]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	0.080%	2/4/21	5,105	5,105
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,500	1,515
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,675	1,740
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,183
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,613
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/21	6,085	6,244
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	2,520	2,694
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	278
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	107
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/21	1,120	1,149
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,500
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	953
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	3,157
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/21	470	484
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	341
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	660
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,940
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	6,563
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	566
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	957

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,274
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	205	244
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/2/24	124,075	137,308
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	10/1/24	100,860	113,521
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	9,195	10,501
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	25,095	28,682
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/26	56,280	65,778
Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,799
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106)	5.000%	10/1/26	1,000	1,114
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/21	15,885	16,257
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	15,110	16,168
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	4,510	4,826
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,574
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	417
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,564
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	1,054
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,939
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,928
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	240
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	2,023
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,433
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	619
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/21	1,000	1,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,622
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,247
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,746
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,405
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	5,155
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	9,047
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,659
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,869
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/22	5,525	5,873
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,852
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/25	2,600	3,068
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	100	120
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	511
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/26	7,330	7,604
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue PUT	1.850%	4/1/21	8,075	8,091
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,405	1,427
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,855	1,990
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/23	20,500	22,942
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	23,765	29,412
[2]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	9,620	9,620
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,449
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/25	1,175	1,383
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/22	1,955	2,021
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,440	1,502
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,814
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	1,036
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,358
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,110
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	3,237
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,252
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	5,146
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	2,060
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,320
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,000	6,177
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,353
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	175	176
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	245	258
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	245	270
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	383
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	350
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	845
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	630
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,594
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	698
					679,961
Louisiana (1.6%)
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	414
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	128
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	948
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	760
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/25	1,000	1,208
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/26	1,450	1,809
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.020%	2/1/21	4,600	4,600
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.020%	2/1/21	3,300	3,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Baton Rouge Parish Industrial Revenue (Exxon Project) VRDO	0.020%	2/1/21	31,685	31,685
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	1,003
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,250	1,484
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,000	1,230
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	3,015	3,710
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,394
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,190	2,776
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,394
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	500	583
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	689
[1]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	266
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	602
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	497
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/21	1,010	1,046
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,334
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	339
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	634
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	609
	Lafayette LA Utilities Multiple Utility Revenue	5.000%	11/1/26	7,210	7,809
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/21	6,500	6,502
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/22	21,300	21,362
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/22	6,250	6,268
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,822
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,801
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	4,195	4,446
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,665	1,993
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	18,520	19,626
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	12,000	12,712
	Louisiana GO	5.000%	5/1/22	10,320	10,939
	Louisiana GO	5.000%	5/1/22	2,800	2,968
	Louisiana GO	5.000%	9/1/22	4,000	4,304
	Louisiana GO	5.000%	10/1/23	11,640	13,129
	Louisiana GO	5.000%	10/1/24	12,240	14,338
	Louisiana GO	5.000%	10/1/25	12,865	15,647
	Louisiana GO	5.000%	10/1/26	6,750	8,486
	Louisiana GO, Prere.	5.000%	7/15/22	23,000	24,615
	Louisiana GO, Prere.	5.000%	7/15/22	3,050	3,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,569
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	2,550	2,977
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	2,500	3,031
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	3,550	4,450
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	225	232
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	388
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	756
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,281
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,243
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	3.000%	10/1/22	1,000	1,040
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,119
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,633
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,388
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,528
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,744
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,930	1,989
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,435	2,613
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	5,054
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	5,159
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	8/1/24	11,750	11,774
	Louisiana Miscellaneous Taxes Revenue	5.000%	6/15/21	1,185	1,206
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,049
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,668
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,905
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,525
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,724
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/27	1,500	1,701
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/26	1,000	1,224
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	628
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	450	456
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	360	367
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,700	1,744
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,655	3,750
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	350	369
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	290	309
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,960	2,098
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	439
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,770
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,574
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,309
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,985
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	3,035
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,788
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	7,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	520
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	3,293
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	7,804
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	551
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	6,308
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	511
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	29,655
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21	200	202
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	727
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	727
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	854
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	4,745	5,657
[4]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/21	5,000	5,080
[4]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	4,150	4,416
[2,6]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	10,400	10,400
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	115
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	417
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/22	135	140
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	163
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	226
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	117
	New Orleans LA GO	5.000%	12/1/21	1,260	1,310
	New Orleans LA GO	5.000%	12/1/22	700	759
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,677
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	3,272
[4]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	970
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,394
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	14,650	15,324
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	13,625	14,027
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	14,630	15,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	8,970	9,136
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	11,200	11,521
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	19,575	20,326
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.000%	5/15/22	1,000	1,063
					543,540
Maine (0.1%)
	Maine GO	5.000%	6/1/22	10,205	10,868
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	783
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/21	3,930	4,007
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,425	1,519
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,275	3,638
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,740	3,155
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	500	565
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	668
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	200	203
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	368
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	444
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	699
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,218
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	359
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	750	886
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	618
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	520	659
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	793
[2,6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	3,900	3,900
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	600	673
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	1,002
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	750	874
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,590	1,918
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,000	1,206
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,165	1,449
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	880	1,122
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	880	1,147
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	2,300	2,476
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	3,125	3,382
					51,524
Maryland (2.3%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,363
	Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,573
	Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,725
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,512
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,807
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,665
	Baltimore County MD GO	5.000%	8/1/25	3,000	3,218
	Baltimore MD GO	5.000%	10/15/21	10,400	10,759
[2,6]	Baltimore MD Project Water Revenue TOB VRDO	0.110%	2/4/21	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/21	520	530
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/22	500	534
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/23	525	585
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/21	350	356
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/22	400	422
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	568
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	873
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	785
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22	180	181
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	102
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	165	167
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	139
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	181
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/21	300	305
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/21	750	765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	550	587
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	375	400
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	612
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	363
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	716
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	550	664
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	625
	Charles County MD GO	5.000%	10/1/23	3,400	3,840
	Charles County MD GO	5.000%	10/1/24	3,575	4,206
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	346
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,648
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,229
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/21	5,250	5,388
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/24	4,400	5,151
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	2,010	2,250
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	9,960	11,034
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/15/21	7,930	8,268
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/22	38,965	40,937
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	11,164
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	17,620	19,546
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,125	2,493
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	25,005	30,568
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	5,044
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	3,380	4,246
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	20,190
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	23,115
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	12,022
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	8,299
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/21	700	707
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/22	1,200	1,243
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/21	1,640	1,651
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,598
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,668
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,711
	Maryland GO	4.000%	8/1/21	6,450	6,576
	Maryland GO	5.000%	8/1/21	30,450	31,195
	Maryland GO	5.000%	8/1/21	32,110	32,895
	Maryland GO	5.000%	8/1/23	27,695	31,057
	Maryland GO	5.000%	3/15/24	18,320	21,087
	Maryland GO	5.000%	8/1/24	10,025	11,717
	Maryland GO	5.000%	3/15/25	1,625	1,944
	Maryland GO	5.000%	3/15/25	32,130	38,442
	Maryland GO	2.750%	8/1/25	590	627
	Maryland GO	4.000%	8/1/25	16,630	19,442
	Maryland GO	5.000%	8/1/25	2,600	3,156
	Maryland GO	5.000%	6/1/26	1,150	1,333
	Maryland GO, Prere.	4.000%	3/1/21	34,080	34,188
	Maryland GO, Prere.	5.000%	3/1/21	3,745	3,760
	Maryland GO, Prere.	4.000%	8/1/21	22,770	23,215
	Maryland GO, Prere.	5.000%	3/1/23	23,060	25,387
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	225	227
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,015	1,029
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,220	2,260
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	650	662
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,785	1,827
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	865	872
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	370
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	717
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,580	2,740
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	531
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	4,600	4,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	280	292
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	387
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.875%	7/1/23	1,250	1,299
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,347
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	199
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,631
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	402
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	172
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	415
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	549
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	850
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	193
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,387
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	226
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,575
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,652
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	159
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	161
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	3,125	3,663
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	3,500	4,349
[2,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	11,020	11,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.340%	2/4/21	7,400	7,400
[2,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.340%	2/4/21	10,525	10,525
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/21	7,045	7,184
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	5,000	5,334
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/21	5,790	5,907
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,365	6,807
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/27	4,000	5,153
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/22	12,350	13,003
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,187
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,240
	Montgomery County MD GO	5.000%	11/1/21	22,680	23,513
	Montgomery County MD GO	5.000%	12/1/21	10,000	10,408
	Montgomery County MD GO	5.000%	12/1/22	8,650	9,423
	Montgomery County MD GO	5.000%	11/1/24	5,275	6,227
	Montgomery County MD GO	5.000%	10/1/25	3,815	4,662
	Montgomery County MD GO	4.000%	11/1/25	6,195	7,301
	Prince George's County MD COP	5.000%	10/1/24	1,140	1,339
	Prince George's County MD GO	5.000%	7/15/21	2,800	2,862
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,327
	Prince George's County MD GO	5.000%	7/15/27	6,000	7,759
	Prince George's County MD GO	5.000%	9/15/27	6,770	8,796
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	795
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	685
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,224
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	2,031
	Westminster MD College & University Revenue	5.000%	11/1/21	1,840	1,887
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	2,063
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,276
					779,684
Massachusetts (2.2%)
	Boston Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/26	565	705
	Boston Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	557
	Boston Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	1,036
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	245	271
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	225
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	260	299
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	340	398
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	225	268
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	215	260
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	335	412
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	320	334
	Commonwealth of Massachusetts GO	5.000%	7/1/22	3,255	3,480
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	23,134
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	41,193
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	12,028
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	9,209
	Commonwealth of Massachusetts GO	5.000%	11/1/26	3,005	3,805
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	29,776
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	8,319
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	5,020
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	32,475	33,149
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	4,500	4,610
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	14,955	15,988
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	7,020	7,505
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	3,500	3,799
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	10,000	10,853
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	13,650
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	33,124
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,080
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	6,526
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,400	5,658
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.040%	2/3/21	9,645	9,645
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/26	1,055	1,173
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/27	9,500	12,280
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/21	4,630	4,744
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	550	560
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/21	250	256
[14]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/21	200	206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	3,285	3,409

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	1,725	1,790
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	435	462
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	850	902
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	400	425
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,600
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,200	1,295
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,659
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	940
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,146
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	4,097
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,822
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,259
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	401
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,171
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	621
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,774
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,357
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	669
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,662
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	8,174
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,784
Massachusetts Development Finance Agency College & University Revenue PUT	1.450%	7/1/21	5,910	5,940
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/23	8,600	9,624
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/23	1,000	1,112
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,200	3,256
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,425	1,450
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	750	752
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,500	3,568
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	5,705	5,816
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,440	1,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	5,035	5,133
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,025	1,042
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	750	763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	500	510
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	525	534
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	280	284
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,095	1,120
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,333
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	1/1/22	1,040	1,067
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	750	789
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,565	1,669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,485	3,716
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,655	1,765
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	695	735
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	850	901
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	240	252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,165	1,235
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/22	1,005	1,046
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	185	199
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.700%	1/1/23	1,080	1,140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	813
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	3,117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,675
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,898
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	838
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,395	2,550
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,979
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	246
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,447
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,562
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	793
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,714
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	291
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,262
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	200	232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,214
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	935
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,883
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,637
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,782
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	807
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	288
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	548
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	342
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	7,100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	2,331
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,643
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	10,000	12,422
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	250	265
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	376
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	12,013
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	400
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	665
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	746
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	5,000	5,705
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,743
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.460%	7/27/21	5,000	5,002
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,971
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	639
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,501
	Massachusetts Educational Financing Authority Student Loan Revenue	5.500%	1/1/22	1,000	1,003
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,768
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/3/21	8,800	8,800
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	18,360	18,360
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	6,360	6,365
[13]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,937
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	3,130	3,324
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	1,730	1,844
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	1,475	1,555
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,275	1,412
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	3,280	3,761
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	6/1/22	825	835
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	12/1/24	2,625	2,736
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, 70% of 1M USD LIBOR + 0.350%	0.451%	3/1/21	2,000	1,999
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.370%	6/1/21	2,000	2,000
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/4/21	800	800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.481%	3/1/21	3,750	3,750
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,602
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,115	1,198
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,150	1,234
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,405	5,811
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	15,280	16,426
	Massachusetts State College Building Authority College & University Revenue, ETM	5.000%	5/1/21	5,495	5,562
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,535	8,913
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	8,444
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,988
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,055	8,365
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	2,205	2,614
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	38,025	41,464
[2]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	0.040%	2/3/21	27,600	27,600
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/21	4,120	4,221
	Massachusetts Water Resources Authority Water Revenue VRDO	0.050%	8/1/37	6,900	6,900
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/26	2,650	3,302
[3]	University of Massachusetts Building Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.340%	1/28/21	8,315	8,315
	University of Massachusetts Building Authority College & University Revenue VRDO	0.030%	2/3/21	7,000	7,000
	Waltham MA GO	5.000%	5/1/22	1,295	1,374
	Worcester MA BAN GO	2.000%	2/16/21	5,750	5,754
					749,793
Michigan (2.5%)
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	409
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,501
	Ann Arbor School District GO	3.000%	5/1/26	2,230	2,523
[15]	Brighton MI Area School District GO	5.000%	5/1/24	160	183
[15]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,776
[15]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	5,303
[15]	Brighton MI Area School District GO	5.000%	5/1/27	2,600	3,268
[15]	Byron Center Public Schools GO	5.000%	5/1/23	100	111
[15]	Byron Center Public Schools GO	5.000%	5/1/24	120	138
[15]	Byron Center Public Schools GO	5.000%	5/1/25	100	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Byron Center Public Schools GO	5.000%	5/1/26	110	136
[15]	Byron Center Public Schools GO	5.000%	5/1/27	200	254
[15]	Chippewa Valley Schools GO	5.000%	5/1/22	450	477
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,428
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	575	637
[15]	Coopersville Area Public Schools GO	5.000%	5/1/21	2,325	2,352
[15]	Coopersville Area Public Schools GO	5.000%	5/1/22	1,925	2,039
[15]	Detroit City School District GO	5.000%	5/1/23	2,115	2,241
[15]	Detroit City School District GO	5.000%	5/1/25	11,440	12,116
[15]	Detroit City School District GO	5.000%	5/1/26	8,155	8,634
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,293
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	600
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/21	395	402
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	498
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,374
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,143
[2,4,6,15]	Detroit MI City School District GO TOB VRDO	0.390%	2/4/21	3,775	3,775
	Detroit MI GO	5.000%	4/1/21	500	503
	Detroit MI GO	5.000%	4/1/21	1,000	1,006
	Detroit MI GO	5.000%	4/1/22	250	260
	Detroit MI GO	5.000%	4/1/23	315	337
	Detroit MI GO	5.000%	4/1/24	300	331
[8]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/22	1,500	1,604
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	5,000	5,107
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	768
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	823
[15]	East Lansing School District GO	5.000%	5/1/22	2,110	2,238
[15]	East Lansing School District GO	4.000%	5/1/23	390	422
[15]	East Lansing School District GO	4.000%	5/1/24	900	1,006
[15]	East Lansing School District GO	4.000%	5/1/26	530	628
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	2,087
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,896
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	4,927
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,881
[15]	Fremont Public Schools GO	5.000%	5/1/23	430	476
[15]	Fremont Public Schools GO	5.000%	5/1/24	470	541
[15]	Fremont Public Schools GO	5.000%	5/1/25	730	873
[15]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	943
[15]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	2,031
[15]	Grand Blanc Community Schools GO	5.000%	11/1/27	1,950	2,486
[4]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,960
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,992
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,500	2,991
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	1,890	2,018
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	5,400
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,847
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,000	3,465
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	4,177
[15]	Holt Public Schools GO	5.000%	5/1/22	275	291
[15]	Holt Public Schools GO	5.000%	5/1/23	460	509
[15]	Holt Public Schools GO	5.000%	5/1/24	500	575
[15]	Holt Public Schools GO	5.000%	5/1/25	710	848
[15]	Holt Public Schools GO	5.000%	5/1/26	900	1,110
[15]	Hudsonville Public Schools GO	5.000%	5/1/22	260	275
[15]	Hudsonville Public Schools GO	5.000%	5/1/23	300	332
[15]	Hudsonville Public Schools GO	5.000%	5/1/25	340	408
[15]	Hudsonville Public Schools GO	5.000%	5/1/27	1,000	1,277
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	793
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,638
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,382
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,452
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,538
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	376
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	500	507
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	565	599
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	635	700
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	550	628
	Kalamazoo Public Schools GO	4.000%	5/1/26	655	776
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	755
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	281
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	582
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	3,120	3,266
[15]	Lake Orion Community School District GO	5.000%	5/1/24	525	606
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,683
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/21	250	253
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/22	340	363
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	379
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	436
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Lansing School District GO	4.000%	5/1/21	375	379
[15]	Lansing School District GO	4.000%	5/1/22	340	356
[15]	Lansing School District GO	5.000%	5/1/23	435	482
[15]	Lansing School District GO	5.000%	5/1/24	350	403
[15]	Lansing School District GO	5.000%	5/1/25	435	521
[15]	Lansing School District GO	5.000%	5/1/26	425	526
[4,15]	Lincoln Consolidated School District GO	5.000%	5/1/21	1,000	1,011
[4,15]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,887
[1]	Livonia Public Schools GO	5.000%	5/1/21	2,000	2,023
	Macomb Interceptor Drain Drainage District	5.000%	5/1/24	1,510	1,742
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,276
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,340	1,659
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/21	710	724
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/22	2,335	2,486
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,441
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	530	609
	Michigan Appropriations Revenue GAN	5.000%	3/15/21	4,045	4,067
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,404
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,285	26,441
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,875	7,220
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	119
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	262
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	571
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	600	608
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	3,580	3,664
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,600	1,657
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,875	1,940
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	5,000	5,201
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,850	1,924
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	590	618
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	945	999
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,675
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	3,154
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,342
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	6,288
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,612
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,398
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,399
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	584
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	3,314
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,555
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,478
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	607
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	5,203
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	730
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	2,184
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	5,493
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,265	4,915
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,761
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,946
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,700	19,922
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	21,198
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	22,715	26,395
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, 68% of 1M USD LIBOR + 0.400%	0.483%	4/15/21	14,280	14,254
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.520%	8/1/21	2,500	2,503
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.540%	5/9/21	4,000	4,001
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.890%	6/1/24	16,500	16,553
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	6/1/25	5,500	5,519
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	1,105	1,122
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	1,000	1,062
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	1,020	1,061
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/22	525	541
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,290	1,391
	Michigan Finance Authority Lease Revenue	5.000%	4/1/21	8,370	8,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	12,685	13,331
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	729
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	145	157
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	11,330
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	781
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	225
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	955
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	512
[15]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,559
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,239
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	255	307
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	620
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	636
	Michigan Finance Authority Lease Revenue	5.000%	11/1/28	800	1,041
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	10,000	10,199
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	3,000	3,059
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	2,000	2,134
	Michigan Finance Authority Tobacco Settlement Funded Revenue	3.000%	6/1/21	555	560
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	545	572
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	755	873
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,160	1,440
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,310
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	16,260	16,584
[8]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	2,500	2,549
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	1,000	1,020
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/22	1,500	1,600
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	5,000	6,473
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/28	2,500	3,321
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	774
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,325	1,528
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/25	2,000	2,398
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/26	4,000	4,965
	Michigan State Building Authority Appropriations Revenue VRDO (Multi-Modal Facilities Program)	0.130%	2/1/21	3,500	3,500
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/21	6,280	6,342
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,040
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,088
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,573
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	2,093

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	5,250
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,885
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	5,018
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	4,346
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.900%	4/1/21	11,435	11,468
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	17,346
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	12,766
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,410
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,325	1,326
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	610	610
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	5,565	5,981
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	8,165	8,847
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	18,215	20,544
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	12,415	13,964
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	23,115	25,674
Michigan State University College & University Revenue	5.000%	2/15/21	2,000	2,003
Michigan State University College & University Revenue	5.000%	2/15/24	330	378
Michigan State University College & University Revenue	5.000%	8/15/24	445	520
Michigan State University College & University Revenue	5.000%	2/15/25	1,000	1,189
Michigan State University College & University Revenue	5.000%	2/15/25	430	511
Michigan State University College & University Revenue	5.000%	8/15/25	500	606
Michigan State University College & University Revenue	5.000%	2/15/26	3,000	3,696
Michigan State University College & University Revenue	5.000%	2/15/26	450	554
Michigan State University College & University Revenue	5.000%	8/15/26	500	626
Michigan State University College & University Revenue	5.000%	8/15/26	3,250	4,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State University College & University Revenue	5.000%	8/15/27	200	256
	Michigan State University College & University Revenue	5.000%	8/15/27	5,120	6,557
	Michigan State University College & University Revenue	5.000%	2/15/28	145	188
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/21	615	617
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	14,990	15,039
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	2,000	2,007
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/22	1,460	1,510
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,559
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	850
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	184
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	253
[15]	Milan Area Schools GO	5.000%	5/1/22	500	529
[15]	Milan Area Schools GO	5.000%	5/1/23	585	644
[15]	Milan Area Schools GO	5.000%	5/1/25	1,575	1,870
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,468
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	722
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,189
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,698
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,321
	Northville Public Schools GO	4.000%	5/1/22	240	251
	Northville Public Schools GO	4.000%	5/1/23	350	378
	Northville Public Schools GO	5.000%	5/1/24	300	346
	Northville Public Schools GO	5.000%	5/1/25	350	419
	Northville Public Schools GO	5.000%	5/1/26	400	495
	Oakland University College & University Revenue	5.000%	3/1/21	1,000	1,004
	Oakland University College & University Revenue	5.000%	3/1/22	1,285	1,351
	Oakland University College & University Revenue	5.000%	3/1/23	495	538
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,566
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,740	2,955
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,999
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	7,109
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,705
	Portage Public Schools GO	5.000%	5/1/22	1,790	1,898
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,594
	Rochester Community School District GO	5.000%	5/1/21	4,100	4,148
	Rochester Community School District GO	5.000%	5/1/22	1,650	1,750
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,354
[15]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,104
	Royal Oak School District GO	5.000%	5/1/21	715	724
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	490
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	866
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,232
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,264
[15]	Saline Area Schools Historic Preservation Foundation GO	2.000%	5/1/21	1,100	1,105
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	803
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/24	1,000	1,153
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	1,047
	University of Michigan College & University Revenue	5.000%	4/1/21	1,065	1,074
	University of Michigan College & University Revenue PUT	4.000%	1/1/24	10,000	10,947
[3]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.360%	10/1/21	13,705	13,724
[15]	Walled Lake Consolidated School District GO	5.000%	5/1/22	3,135	3,320
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/26	275	327
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/27	325	395
[1]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	3,249
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,350	4,135
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	5,522
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	727
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	4,900	5,096
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	557
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,426
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,543
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	845	952
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	3,020
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	584
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	2,550	2,999
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	1,055	1,241
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,253
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	912
	Wayne State University College & University Revenue	5.000%	11/15/26	1,505	1,881
[15]	Wayne-Westland Community Schools GO	4.000%	11/1/21	785	807
[15]	Wayne-Westland Community Schools GO	5.000%	11/1/22	290	313
	Western Michigan University College & University Revenue	5.000%	11/15/21	1,055	1,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	148
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	228
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	225
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	236
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	294
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	637
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	193
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	591
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	198
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	508
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/21	1,710	1,730
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/22	1,730	1,831
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,785
					847,362
Minnesota (0.9%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	557
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	451
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	438
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	482
	Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25	1,380	1,692
	Maple Grove MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/21	550	554
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,217
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,416
	Metropolitan Council GO	5.000%	3/1/25	6,200	7,413
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,690
	Metropolitan Council GO	5.000%	9/1/25	6,370	6,858
	Minneapolis MN GO	5.000%	12/1/21	2,485	2,586
	Minneapolis MN GO	4.000%	12/1/22	1,150	1,232
	Minneapolis MN GO	4.000%	12/1/24	1,640	1,878
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	550	570
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	216
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	600	622
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	716
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,729

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	961
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,233
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	4,042
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,386
Minneapolis Special School District No. 1 COP	5.000%	2/1/21	7,225	7,225
Minneapolis Special School District No. 1 GO	5.000%	2/1/24	2,370	2,710
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,090	1,136
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	250	261
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	5,957
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	332
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	8,493
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	1,065	1,207
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	256
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,176
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,245	1,515
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,235	1,545
Minnesota Appropriations Revenue	5.000%	3/1/28	2,880	3,026
Minnesota GO	5.000%	8/1/21	500	512
Minnesota GO	5.000%	8/1/23	1,025	1,150
Minnesota GO	5.000%	8/1/23	5,295	5,941
Minnesota GO	5.000%	8/1/24	3,290	3,848
Minnesota GO	5.000%	8/1/24	2,620	3,064
Minnesota GO	5.000%	8/1/24	19,660	22,994
Minnesota GO	5.000%	8/1/24	10,300	12,047
Minnesota GO	4.000%	10/1/24	14,225	15,687
Minnesota GO	5.000%	8/1/25	14,710	17,892
Minnesota GO	5.000%	8/1/25	10,255	12,473
Minnesota GO	5.000%	8/1/25	1,995	2,427
Minnesota GO	5.000%	8/1/26	4,345	5,064
Minnesota GO, Prere.	4.000%	10/1/21	600	616
Minnesota GO, Prere.	5.000%	10/1/21	8,250	8,520
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/21	425	427
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/22	495	514
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	277
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	296
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	364
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,775

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,328
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	609
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	2,095	2,595
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,825	4,160
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	4,540	4,998
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	9,560	10,826
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	4,960	5,576
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,985	6,631
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/4/21	10,350	10,350
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	587	612
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,253
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,804
Rochester MN Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	26,425	26,425
Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	3,236
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,195	1,224
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,580	1,684
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,975	3,147
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	520	539
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	675	730
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	882
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	933
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	816
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	2,219
University of Minnesota College & University Revenue	5.000%	8/1/22	1,610	1,727
University of Minnesota College & University Revenue	5.000%	9/1/24	1,740	2,040
University of Minnesota College & University Revenue	5.000%	10/1/24	1,880	2,211
University of Minnesota College & University Revenue	5.000%	10/1/25	2,085	2,547
University of Minnesota College & University Revenue	5.000%	10/1/26	3,250	4,098

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,874
				299,740
Mississippi (0.7%)
DeSoto County MS GO	5.000%	11/1/22	1,035	1,118
DeSoto County MS GO	5.000%	11/1/23	645	726
DeSoto County MS GO	5.000%	11/1/24	685	801
DeSoto County MS GO	5.000%	11/1/25	1,435	1,740
DeSoto County MS GO	5.000%	11/1/26	1,510	1,884
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,165	1,180
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,015	2,098
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,671
Harrison County School District GO	4.000%	6/1/24	1,250	1,401
Harrison County School District GO	4.000%	6/1/25	2,175	2,506
Mission Economic Development Corp. Industrial Revenue VRDO	0.040%	2/3/21	23,960	23,960
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/21	2,800	2,800
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/21	9,605	9,605
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.010%	2/1/21	24,625	24,625
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	2/1/21	40,850	40,850
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	2/1/21	24,350	24,350
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	2/3/21	18,295	18,295
Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.550%	9/1/21	1,000	1,002
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/23	2,040	2,220
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/24	4,190	4,748
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,850	6,876
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/22	1,710	1,802
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,065	1,298
Mississippi GO, Prere.	5.000%	11/1/22	18,500	20,079
Mississippi GO, Prere.	5.000%	11/1/22	5,000	5,427
Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT, Prere.	2.400%	8/1/21	2,500	2,526
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,340	4,440
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	500	550
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	815
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	723
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	869
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/22	550	573
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	485
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,828
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.650%	9/1/21	5,500	5,503
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	6,610	7,709
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	6,750	8,206
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/21	1,170	1,204
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/22	1,620	1,730
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,175
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,125	1,302
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,085	1,294
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,500	1,791
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/22	220	236
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	669
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	838
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/24	500	582
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,870
[4]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/23	275	299
[4]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/24	400	454
[4]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/25	525	619
					260,172
Missouri (0.7%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,370	1,428
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,634
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	569
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/22	350	358
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/23	750	775
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/24	2,345	2,432
	Brentwood MO COP	4.000%	10/1/24	225	254
	Brentwood MO COP	4.000%	10/1/25	210	244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brentwood MO COP	4.000%	10/1/26	215	251
	Brentwood MO COP	4.000%	10/1/27	270	313
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	600	620
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	832
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,779
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,900
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,620
	Franklin County MO COP	3.000%	4/1/21	335	336
	Franklin County MO COP	3.000%	11/1/21	200	204
	Franklin County MO COP	3.000%	4/1/22	450	464
	Franklin County MO COP	3.000%	11/1/22	205	214
	Franklin County MO COP	3.000%	4/1/23	925	977
	Franklin County MO COP	3.000%	11/1/23	430	460
	Franklin County MO COP	3.000%	4/1/24	475	513
	Franklin County MO COP	3.000%	11/1/24	440	481
	Franklin County MO COP	4.000%	4/1/25	990	1,132
	Franklin County MO COP	4.000%	11/1/25	455	529
	Franklin County MO COP	4.000%	4/1/26	1,035	1,213
	Franklin County MO COP	4.000%	11/1/26	475	564
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	4,105	4,404
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,381
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,465	2,827
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,500	1,572
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,553
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21	3,000	3,023
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,219
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,136
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/21	1,300	1,340
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/21	1,305	1,345
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,330	1,427
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,410	1,513
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/22	1,725	1,796
[6]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	3.500%	11/1/23	605	609
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,255	1,510
	Missouri Development Finance Board Recreational Revenue VRDO Recreational Revenue VRDO	0.010%	2/1/21	1,000	1,000
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,430
[2,6]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	27,955	27,955
[2,6]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	4,170	4,170
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	400	400
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	270	274
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	389
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,440	1,499
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,674
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	541
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,296
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	566
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	837
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	231
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,253
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,163
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	587
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,778
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	461
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	608
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,468
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	680

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	938
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	687
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	726
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	192
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	3,360
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,137
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	650	841
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,226
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	668
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	877
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	575
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	17,600	19,077
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/3/21	6,000	6,000
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	20,450	20,450
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	19,200	19,200
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/22	4,375	4,565
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,144
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,203
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,161
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/21	1,400	1,422
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/21	1,860	1,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/22	3,455	3,673
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,884
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,100	1,135
	Orchard Farm MO R-V School District COP	4.000%	4/1/27	175	207
	Orchard Farm MO R-V School District COP	4.000%	4/1/28	200	240
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,918
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,838
	Springfield School District No. R-12 GO	3.000%	3/1/21	1,375	1,378
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/22	205	210
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/21	1,535	1,596
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,094
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	267
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,723
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,852
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,900
					227,731
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	26,061
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	544
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	584
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	613
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	803
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	680
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,146
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	623
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	891
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	450
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	1,290	1,292
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,435	1,503
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	200	212
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	680
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	350	370
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,429
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	450
					41,596
Multiple States (1.6%)
[3,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.379%	6/15/35	5,500	5,500
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.440%	2/1/21	29,150	29,150
[2,6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.090%	2/4/21	112,500	112,500
[2,6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.100%	2/4/21	4,400	4,400
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.440%	2/1/21	44,000	44,000
[2,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	2/4/21	12,400	12,400
[2,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	2/4/21	153,400	153,400
[2,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	2/4/21	139,000	139,000
[2,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	2/4/21	35,500	35,500
					535,850
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/21	3,255	3,388
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,569
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	10/1/23	3,480	3,914
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	644
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	5/1/25	92,230	106,338
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	146
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	117
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	1,000
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	1,100	1,325
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,076
	Douglas County NE School District No. 17 GO, Prere.	4.000%	6/15/22	6,715	7,072
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/43	190	191
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	1,675	1,775
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	4,130	4,385
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	7,770	7,770

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,134
Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/21	3,200	3,265
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,449
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,985
Nebraska Public Power District Electric Power & Light Revenue	4.000%	1/1/27	55	57
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	4,108
Omaha NE GO	5.000%	1/15/25	375	445
Omaha NE GO	5.000%	1/15/26	500	614
Omaha NE Sewer Revenue	4.000%	4/1/28	1,245	1,545
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/22	4,890	5,097
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	2,958
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	6,235
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,765
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,675	3,124
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,535	1,535
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,033
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,812
University of Nebraska College & University Revenue, ETM	5.000%	7/1/21	1,335	1,362
University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	1,400	1,497
				187,730
Nevada (1.1%)
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	790	847
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	864
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/21	1,865	1,901
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	7,998
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	5,292
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	4,056
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,329
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,700	1,975
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,607
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,340	6,420
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,560	11,870
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	29,050	36,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,572
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/22	1,715	1,832
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,206
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,155	1,391
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,402
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	3,000	3,059
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	625	637
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,060	3,263
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,253
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,560	25,528
	Clark County School District GO	5.000%	6/15/21	7,110	7,235
[4]	Clark County School District GO	5.000%	6/15/21	3,390	3,449
	Clark County School District GO	5.000%	6/15/21	1,120	1,140
	Clark County School District GO	5.000%	6/15/21	4,515	4,594
[4]	Clark County School District GO	3.000%	6/15/22	375	389
[4]	Clark County School District GO	5.000%	6/15/22	3,555	3,783
	Clark County School District GO	5.000%	6/15/22	555	591
	Clark County School District GO	5.000%	6/15/22	5,530	5,884
	Clark County School District GO	5.000%	6/15/22	1,255	1,335
[4]	Clark County School District GO	3.000%	6/15/23	365	388
	Clark County School District GO	5.000%	6/15/23	7,835	8,669
[4]	Clark County School District GO	5.000%	6/15/23	3,735	4,142
[4]	Clark County School District GO	5.000%	6/15/23	3,695	4,098
	Clark County School District GO	5.000%	6/15/23	5,820	6,440
	Clark County School District GO	5.000%	6/15/23	1,760	1,910
[4]	Clark County School District GO	3.000%	6/15/24	350	380
[4]	Clark County School District GO	4.000%	6/15/24	3,625	3,991
	Clark County School District GO	5.000%	6/15/24	3,505	4,025
	Clark County School District GO	5.000%	6/15/24	8,230	9,450
[4]	Clark County School District GO	5.000%	6/15/24	7,840	9,030
[4]	Clark County School District GO	5.000%	6/15/24	3,880	4,469
	Clark County School District GO	5.000%	6/15/24	2,415	2,773
[4]	Clark County School District GO	3.000%	6/15/25	415	460
	Clark County School District GO	5.000%	6/15/25	3,890	4,620
	Clark County School District GO	5.000%	6/15/25	8,640	10,262
[4]	Clark County School District GO	5.000%	6/15/25	8,235	9,840
[4]	Clark County School District GO	5.000%	6/15/25	8,145	9,733
	Clark County School District GO	5.000%	6/15/25	1,675	1,989
	Clark County School District GO	5.000%	6/15/26	6,850	8,272
	Clark County School District GO	5.000%	6/15/26	9,075	11,128
[4]	Clark County School District GO	5.000%	6/15/26	8,545	10,555
[4]	Clark County School District GO	5.000%	6/15/26	8,555	10,567
[4]	Clark County School District GO	5.000%	6/15/26	760	939
	Clark County School District GO	5.000%	6/15/26	100	123
	Clark County School District GO	5.000%	6/15/26	1,995	2,446
[4]	Clark County School District GO	5.000%	6/15/27	1,220	1,545
[4]	Clark County School District GO	5.000%	6/15/27	1,360	1,722
	Clark County School District GO	5.000%	6/15/27	1,115	1,400
	Clark County School District GO	5.000%	6/15/27	1,000	1,242
	Clark County School District GO	5.000%	6/15/29	780	932
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/21	1,000	1,014
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	1,570	1,646
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	250	262
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,482
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	896
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	836
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	700
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	691
[2,6]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.070%	2/4/21	5,000	5,000
	Las Vegas NV GO	5.000%	6/1/24	780	898
	Las Vegas Valley Water District GO	5.000%	6/1/22	250	266
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	639
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,445	2,948
	Nevada GO	5.000%	8/1/25	2,315	2,808
	Nevada GO	5.000%	8/1/26	2,315	2,903
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	2,680	3,109
[2,6]	Nevada State Housing Division Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	12,500	12,500
	North Las Vegas NV	3.500%	6/1/21	120	121
	North Las Vegas NV	3.500%	6/1/22	155	158
	North Las Vegas NV	3.500%	6/1/23	125	129
	North Las Vegas NV	3.500%	6/1/24	125	129
	North Las Vegas NV	3.750%	6/1/25	150	158
	North Las Vegas NV	3.750%	6/1/26	185	196
[4]	North Las Vegas NV GO	5.000%	6/1/24	2,810	3,212
[4]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,485
[4]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,755
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	590
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	608
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	873
	Reno NV Sales Tax Revenue	5.000%	6/1/21	500	506
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/21	320	325
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/22	335	352
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	490
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	386
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	277
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	552
	Warren County OH Electric Power & Light Revenue PUT	3.000%	6/1/22	9,890	10,235
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	342
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	414
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	1,061
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	350	441
					374,184
New Hampshire (0.2%)
	Manchester NH General Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	6,820	7,115
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	310
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	250	292
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	290	336
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	300	344
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.010%	2/1/21	5,000	5,000
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.010%	2/1/21	8,210	8,210
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.010%	2/1/21	12,065	12,065
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,155
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,250	1,288
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	565	603
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,070	2,175
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	925	995
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	445
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,554
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,870
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	2,197
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	2,061
					54,794
New Jersey (4.7%)
[1]	Atlantic City NJ GO	5.000%	3/1/21	300	301
	Atlantic City NJ GO	5.000%	11/1/21	3,020	3,028
	Atlantic City NJ GO	5.000%	12/1/21	2,405	2,412
[1]	Atlantic City NJ GO	5.000%	3/1/23	600	654
[4]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,362
	Atlantic City NJ GO	5.000%	12/1/23	370	372
[1]	Atlantic City NJ GO	5.000%	3/1/24	300	339
[4]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,470
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	937
[4]	Atlantic City NJ GO	5.000%	3/1/25	750	879
[4]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,350
[1]	Atlantic County NJ GO	3.000%	10/1/22	810	847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,000	4,163
	Bergen County NJ BAN GO	2.000%	11/10/21	15,000	15,218
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,838
	Bergen County NJ GO	3.000%	12/1/25	3,865	4,377
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,433
	Bordentown Township NJ BAN GO	1.500%	8/20/21	8,253	8,307
	Bordentown Township NJ BAN GO	1.500%	9/28/21	4,452	4,488
	Bridgewater Township NJ BAN GO	2.000%	8/4/21	9,560	9,643
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	3.500%	4/15/21	3,085	3,106
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	2.000%	11/11/21	12,500	12,681
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,204
[1]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/27	2,600	3,274
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/21	2,460	2,464
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/22	2,295	2,392
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	4,156
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,230
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,173
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	544
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	648
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,000	1,218
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	627
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	3,046
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	580
	Cedar Grove Township NJ BAN GO	2.000%	7/14/21	5,741	5,784
	Cherry Hill Township NJ BAN GO	2.000%	10/27/21	1,700	1,723
	Cliffside Park Borough NJ BAN GO	1.500%	9/30/21	2,755	2,778
	Cranford Township NJ BAN GO	1.500%	10/22/21	4,850	4,895
	Denville Township NJ BAN GO	1.500%	10/8/21	3,550	3,580
	East Hanover Township NJ BAN GO	1.500%	8/13/21	7,000	7,041
[4]	East Orange NJ GO	4.000%	9/15/26	525	624
	Edison Township NJ GO	0.300%	1/13/22	46,580	46,610
[2]	Essex County Improvement Authority Recreational Revenue VRDO	0.140%	2/4/21	7,965	7,965
[1]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/21	2,800	2,851
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/22	1,225	1,301
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,455
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	2,214
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	4,445
	Hackensack NJ BAN GO	1.500%	9/2/21	8,039	8,096
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	991
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,000	1,280
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,310
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,752
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,865
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,464
	Hudson County NJ GO	3.000%	11/15/26	3,960	4,495
	Hudson County NJ GO	3.000%	11/15/27	4,530	5,190
	Hudson County NJ GO	3.000%	11/15/28	9,000	10,401
[2,6]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/4/21	6,975	6,975
	Jefferson Township NJ BAN GO	2.000%	6/18/21	4,260	4,281
	Morris County Improvement Authority Miscellaneous Revenue	4.000%	5/1/21	2,000	2,019
	Morris County NJ GO	3.000%	2/1/25	1,495	1,654
	Morris County NJ GO	3.000%	2/1/26	3,405	3,849
	Morris County NJ GO	3.000%	2/1/27	3,160	3,628
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/21	175	180
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/22	700	749
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	806
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	520
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	539
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,542
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	160	177
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	5,405	5,499
[8]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/21	1,255	1,251
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	150	151
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	830	871
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	65,370	69,463
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,055	3,246
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	10,000	10,626
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	90	96
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,400	4,622
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/22	1,580	1,586
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/22	4,990	5,009
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	7,750	8,581
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	7,080
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	17,715
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	127
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,803
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/23	6,545	6,570
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,790	1,956
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,770	2,031
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	161
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,932
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,645	1,905
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	11,345	12,403
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	403
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	278
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/25	200	201
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	18,421
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,600	2,841
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,550	6,344
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	13,785	16,312
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	677
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	18,795
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	5,555	6,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	308
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	512
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,432
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	636
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	500	567
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	13,480	13,536
[4]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/21	1,850	1,868
[4]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/22	2,000	2,077
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	3,069
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,284
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,298
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,315	1,351
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,460	2,555
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	385	389
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/21	2,000	2,035
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	1,000	1,035
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	870	939
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,429
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,686
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,590
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,000	5,817
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,961
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	580	669
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	180	222
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,379
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	9,711
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	514
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,198
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	2,055
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	1,125	1,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	1,275	1,338
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	221
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/21	510	518
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	515
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,646
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,585
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	440	446
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	655	667
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,075	3,435
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,955	4,418
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,090	1,253
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	229
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,997
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,544
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	2,123
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	435	516
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,513
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,685
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	3,059
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	823
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	165	202
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	714
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,258
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	656
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	605
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,425
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/21	500	510
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	730	780
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,117
	New Jersey GO	5.250%	8/1/22	510	547
	New Jersey GO	4.000%	6/1/23	19,680	21,338
	New Jersey GO	5.000%	6/1/24	15,000	17,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	5.000%	6/1/25	15,000	17,892
	New Jersey GO	5.000%	6/1/26	21,710	26,709
	New Jersey GO	5.000%	6/1/27	33,745	42,549
	New Jersey GO	5.000%	6/1/28	23,450	30,223
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/4/21	23,980	23,980
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/4/21	3,415	3,415
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	14,765	14,765
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	7,430	7,430
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/21	2,110	2,154
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,566
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,874
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	3,071
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	2,130	2,160
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,120	2,163
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,540	2,586
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,016
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	220	224
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,018
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,025	1,044
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	850	863
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,905	2,007
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	300	318
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,270	1,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,594
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	746
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,000	3,325
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,051
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	267
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,817
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	4,095	4,378
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,230
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,466
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	347
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,194
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,875
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,900	2,031
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,273
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	300
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,288
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,533
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,843
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,974
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	3,214
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	5,416
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,141
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	2,029
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	65	74
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,207
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/25	15,000	17,889
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	11,590	14,269
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/4/21	8,540	8,540
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	7/1/21	3,550	3,614
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,884
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	3,234
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	6,015
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	4,362
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	12,920	13,594
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,425	2,445
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,711
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,153
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	16,940	19,211
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	13,250	14,937
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,647
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	3,400	3,423
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	3,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,048
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,435
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	6,175
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,560	13,348
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,747
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	5,080	5,170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	9,075	9,223
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	200	203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	970	1,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	9,335	9,882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	10,050	10,639
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	4,087
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,956
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,228
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,578
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	11,643
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,900
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,892
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,080	8,071
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	6,269
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	5,574
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/25	495	501
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/25	1,000	1,018
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,910	1,814
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	16,894
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	4,036
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	1,370	1,276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,060	9,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	16,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	20,900	25,255
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,150	8,595
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,805	1,582
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.125%	6/15/29	150	153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/30	3,565	3,627
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/31	5,455	5,550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	1,035	1,054
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	3,405	3,462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	12,550	12,768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	1,295	1,317
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,890	3,071
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	86
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,228
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	190	217
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program) PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.240%	6/15/21	27,550	27,569
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,506
[12]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,845	8,181
[12]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,612
[12]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,237
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	24,079
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,930
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	820
[10,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	795	748
[2,6]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.090%	2/4/21	11,950	11,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,6]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.080%	12/15/37	6,720	6,720
[2,6]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	0.080%	6/15/49	19,335	19,335
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,135	6,047
[12]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,598
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,550	1,695
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	6,060	7,491
[2,4,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.110%	2/4/21	3,250	3,250
[2,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	2/4/21	6,665	6,665
[2,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	2/4/21	12,000	12,000
[2,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	2/4/21	4,000	4,000
[3]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.581%	1/1/22	3,495	3,498
[3]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.581%	1/1/22	4,530	4,534
	Newark NJ GO	5.000%	10/1/21	230	236
	Newark NJ GO	5.000%	10/1/21	250	257
	Newark NJ GO	5.000%	10/1/22	850	907
	Newark NJ GO	5.000%	10/1/22	580	619
[4]	Newark NJ GO	5.000%	10/1/23	1,000	1,116
[4]	Newark NJ GO	5.000%	10/1/23	275	307
[4]	Newark NJ GO	5.000%	10/1/24	1,000	1,157
[4]	Newark NJ GO	5.000%	10/1/24	325	376
[4]	Newark NJ GO	5.000%	10/1/25	1,000	1,197
[4]	Newark NJ GO	5.000%	10/1/25	300	359
[4]	Newark NJ GO	5.000%	10/1/26	1,750	2,155
[4]	Newark NJ GO	5.000%	10/1/27	1,000	1,259
[4]	Newark NJ GO	5.000%	10/1/28	2,000	2,567
[8]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,679
	Ocean City NJ GO	4.000%	9/15/26	2,805	3,366
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,614
	Scotch Plains Township NJ BAN GO	1.500%	12/3/21	4,320	4,363
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/21	850	879
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,610
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	965
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	1,052
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	568
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	641
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	215	250
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,500	4,872
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,400	3,681
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,165
	Sparta Township Board of Education GO	5.000%	2/15/21	1,030	1,032
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,795	3,855
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,500	3,720
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,356
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	9,568
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	13,357
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,500	1,860
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	13,545	13,952
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,912
[4]	Trenton NJ GO	4.000%	7/15/22	2,080	2,190
[4]	Trenton NJ GO	4.000%	7/15/23	1,555	1,690
[4]	Trenton NJ GO	5.000%	8/1/23	705	785
[4]	Trenton NJ GO	5.000%	8/1/24	695	804
[4]	Trenton NJ GO	5.000%	8/1/25	1,650	1,971
[4]	Trenton NJ GO	2.000%	7/15/26	2,135	2,259
[4]	Trenton NJ GO	2.000%	7/15/27	1,080	1,144
[4]	Trenton NJ GO	2.000%	7/15/28	1,090	1,153
	Union County NJ GO	5.000%	2/15/21	5,615	5,625
	Union County NJ GO	5.000%	2/15/22	6,275	6,593
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,323
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,546
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,602
	Verona Township NJ BAN GO	4.000%	10/29/21	7,494	7,707
[4]	Vineland NJ GO	3.000%	10/1/27	1,225	1,392
[4]	Vineland NJ GO	3.000%	10/1/28	585	658
	Winslow Township NJ BAN GO	1.500%	9/22/21	3,861	3,892
					1,612,999
New Mexico (0.6%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	4,002
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	40,060	44,576
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	4,000	4,637
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	11,079
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/24	1,845	2,141
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,110	1,338
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/23	110	122
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	1,475	1,778
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	4,223
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	1,755	2,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/27	2,715	3,483
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/25	13,765	14,483
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	115	116
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,640	1,678
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	225	237
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	327
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	563
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	579
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,377
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	750	907
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/25	9,615	11,530
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	18,070	18,070
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	9,400	9,400
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	2/1/25	65,825	78,091
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	1,200	1,283
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	299
					218,508
New York (16.1%)
	Albany County NY GO	5.000%	11/1/22	965	1,044
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/21	500	514
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/22	1,000	1,067
[4]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,155
	Beacon NY BAN GO	1.750%	6/30/21	8,000	8,045
	Brighton Central School District BAN GO	1.500%	6/24/21	5,000	5,026
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	536
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	600	666
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/21	1,400	1,414
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	2,275	2,413
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	3,720	4,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,424
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,523
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,250	5,192
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,852
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	921
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,260
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	3,316
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	365	371
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,355	1,390
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,105	2,386
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	450	525
[9]	Buffalo NY GO	3.500%	4/1/23	500	502
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project)	5.000%	7/1/24	350	406
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/21	1,000	1,012
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/22	910	954
	Burnt Hills-Ballston Lake Central School District BAN GO	2.000%	6/24/21	10,000	10,067
	Copiague Union Free School District GO	2.000%	6/24/21	9,000	9,062
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	1,040
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,173
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/21	425	430
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	865	901
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	538
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,504
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	348
	East Islip Union Free School District BAN GO	2.000%	7/1/21	10,000	10,073
	East Meadow Union Free School District GO	1.500%	6/25/21	14,000	14,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	866
	Fayetteville-Manlius Central School District BAN GO	1.500%	7/22/21	6,000	6,038
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	0.070%	2/4/21	12,500	12,500
	Grand Island NY BAN GO	1.500%	10/8/21	12,000	12,108
	Half Hollow Hills Central School District GO	3.000%	6/25/21	25,000	25,285
	Hempstead NY BAN GO	1.250%	12/15/21	20,800	20,865
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/21	430	436
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/21	250	254
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/22	265	278
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,561
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	299
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	325
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,819
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	352
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	379
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	406
	Huntington Union Free School District GO	1.500%	6/25/21	8,000	8,043
	Islip Union Free School District GO	1.500%	6/25/21	9,500	9,549
	Ithaca City School District BAN GO	1.750%	7/16/21	10,000	10,065
	Lindenhurst Union Free School District GO	3.000%	6/25/21	13,000	13,143
	Liverpool Central School District BAN GO	2.000%	6/25/21	15,000	15,108
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	220	226
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	750	807
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	2,065	2,222
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/24	750	877
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	18,750	19,086
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	11,630	12,441
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,235
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	450	482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	3/1/24	47,500	49,429
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	3/1/25	45,875	46,250
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	1,295	1,332
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	780	802
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/21	175	181
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	125	146
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	440	515
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	932
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	279
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,373
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,736
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	1,270	1,600
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	88,120	92,385
[3]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	2/4/21	4,555	4,550
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,125	1,217
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	600	649
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	411
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,360	3,620
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,388
[2,6]	Metropolitan Transportation Authority NY Transit Revenue TOB VRDO	0.100%	11/15/42	4,000	4,000
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	555	571
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	310	319
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	600	618
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	145	149
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	340
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	340
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,455	2,617
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	4,805	5,122
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,780
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,322

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,685	1,796
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	3,280	3,499
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	37,810	41,669
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,515	1,670
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	661
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	964
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	550	587
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,015	5,350
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	579
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,419
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	36,334
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	6,580
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,490	1,692
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	2,101
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	17,079
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,685	3,931
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,680	3,141
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	3,094
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	25,440	29,819
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,275	1,494
Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/26	11,800	12,569
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	20,950	22,345
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,906
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	422
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	549
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	9,075	10,946
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,160	2,303
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,415	1,746
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,951
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	29,640	31,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,075	3,277
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,180	10,849
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,025	4,290
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	2,075	2,099
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	33,925	34,315
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	60,800	62,218
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	5,160	5,312
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	58,315	61,304
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	59,605	64,295
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	42,760	45,559
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	22,020	24,621
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	22,714
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	28,590	32,474
[3]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.746%	2/18/21	36,555	36,437
[3]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.746%	2/18/21	3,810	3,798
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 69% of 1M USD LIBOR + 0.300%	0.399%	2/1/21	38,375	38,319
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 69% of 1M USD LIBOR + 0.680%	0.779%	2/4/21	350	350
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.470%	8/1/24	9,500	9,073
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	2/4/21	11,575	11,366
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.540%	9/1/21	14,750	14,606
[2,4,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.040%	2/1/21	15,100	15,100
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.010%	2/1/21	12,530	12,530
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	2/4/21	41,460	41,460
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	2/4/21	13,565	13,565
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	2/4/21	9,534	9,534
	Middletown City School District BAN GO	1.500%	12/2/21	12,500	12,635
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	116
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	331

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	617
Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	634
Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,632
Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	2,027
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	868
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	482
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/21	745	760
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/21	1,350	1,377
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	480	513
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	2,061
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,225
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,242
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	543
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	500	624
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	513
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	1,050
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	240	249
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	240	260
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	377
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	900	1,049
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	601
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,105	1,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,259
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	571
	Nassau County Interim Finance Authority Sales Tax Revenue VRDO	0.040%	2/3/21	19,100	19,100
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,865	1,901
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	580	591
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	532
	Nassau County NY GO	5.000%	4/1/21	11,075	11,159
	Nassau County NY GO	5.000%	1/1/22	9,745	10,155
[4]	Nassau County NY GO	5.000%	7/1/25	1,860	2,229
[4]	Nassau County NY GO	5.000%	7/1/26	1,000	1,236
	Nassau County NY GO	5.000%	4/1/28	1,000	1,130
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	3,075	3,080
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,900	1,902
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	346
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	514
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	842
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	12,625	12,635
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,556
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,890
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,820
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	3,012
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,675	3,381
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	6,136
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	6,155
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,915	2,540
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.700%	7/1/21	3,570	3,577
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,277
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,800	3,806
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,656
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	13,065	13,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	2/16/21	6,785	6,789
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	12/1/21	15,525	15,709
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	2/1/22	1,750	1,781
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/22	13,895	14,025
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	5/1/22	7,655	7,727
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/22	500	503
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/1/22	42,775	44,655
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/1/22	4,450	4,646
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/23	8,275	8,289
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	9,000	9,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	32,100	32,100
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	20,560	20,560
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	28,775	28,775
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	25,555	25,555
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,612
[2,6]	New York City NY GO TOB VRDO	0.040%	2/1/21	31,135	31,135
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,135	1,322
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	1.000%	1/15/26	31,725	31,725
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/21	1,520	1,553
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/22	4,585	4,905
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	1,004
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	9,015	9,346
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	7,990	8,283
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,549
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/24	1,200	1,258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	6,504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	1,640	1,719
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/26	570	675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	570
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	2,000	2,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,325	10,519
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	15,162
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,790
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,330
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	4,516
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	2,000	2,581
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	846
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	16,248
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	17,255
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,490
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,632
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	33,294
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,999
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,000	3,973
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	11,468
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,415
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	24,300	24,300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	21,550	21,550
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	2/3/21	4,300	4,300
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	2/3/21	15,800	15,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	2/4/21	28,405	28,405
[2,6]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	0.040%	2/1/21	25,100	25,100
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,275	1,587
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	20,050	23,707
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	15,250	15,250
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	2,500	2,500
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	26,425	26,425
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	55,325	55,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	19,000	19,000
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	150	150
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	12,380	12,380
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	20,600	20,600
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	16,730	16,730
	New York City Water & Sewer System Water Revenue VRDO	0.040%	2/4/21	13,900	13,900
	New York City Water & Sewer System Water Revenue VRDO	0.040%	2/4/21	3,845	3,845
	New York City Water & Sewer System Water Revenue VRDO	0.040%	2/4/21	3,075	3,075
	New York City Water & Sewer System Water Revenue VRDO	0.040%	2/4/21	9,865	9,865
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/21	2,825	2,907
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,779
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	583
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,500	5,166
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,040	1,194
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,469
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	999
[2,6]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.120%	2/4/21	13,330	13,330
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	5,000	5,198
[2,6]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.110%	2/4/21	27,435	27,435
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	6,000	6,714
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	2,840	3,083
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	200	206
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	9,375	10,074
	New York NY GO	5.000%	8/1/21	12,195	12,493
	New York NY GO	5.000%	8/1/21	17,280	17,702
	New York NY GO	5.000%	8/1/21	10,000	10,244
	New York NY GO	5.000%	8/1/21	6,240	6,392
	New York NY GO	5.000%	8/1/21	5,890	6,034
	New York NY GO	5.000%	8/1/21	11,990	12,283
	New York NY GO	5.000%	8/1/21	9,150	9,373
	New York NY GO	5.000%	8/1/21	2,025	2,074
	New York NY GO	5.000%	8/1/21	310	318
	New York NY GO	5.000%	8/1/21	19,590	20,068
	New York NY GO	5.000%	8/1/22	14,715	15,757
	New York NY GO	5.000%	8/1/22	7,685	8,229
	New York NY GO	5.000%	8/1/22	1,510	1,617
	New York NY GO	5.000%	8/1/22	41,005	43,907
	New York NY GO	5.000%	8/1/22	4,050	4,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/22	12,980	13,899
	New York NY GO	5.000%	8/1/22	6,165	6,601
	New York NY GO	5.000%	8/1/22	5,085	5,445
	New York NY GO	5.000%	8/1/22	23,580	25,249
	New York NY GO	4.000%	8/1/23	1,500	1,529
	New York NY GO	5.000%	8/1/23	1,025	1,123
	New York NY GO	5.000%	8/1/23	2,455	2,744
	New York NY GO	5.000%	8/1/23	10,030	11,210
	New York NY GO	5.000%	8/1/23	20,105	22,471
	New York NY GO	5.000%	8/1/23	14,930	16,687
	New York NY GO	5.000%	8/1/23	31,445	35,145
	New York NY GO	5.000%	8/1/23	21,030	23,504
	New York NY GO	5.000%	8/1/23	1,050	1,174
	New York NY GO	5.000%	8/1/23	890	995
	New York NY GO	5.000%	12/1/23	1,000	1,133
	New York NY GO	5.000%	8/1/24	250	291
	New York NY GO	5.000%	8/1/24	5,565	6,468
	New York NY GO	5.000%	8/1/24	6,330	7,362
	New York NY GO	5.000%	8/1/24	32,670	37,998
	New York NY GO	5.000%	8/1/24	1,215	1,412
	New York NY GO	5.000%	8/1/24	3,335	3,879
	New York NY GO	5.000%	8/1/24	200	232
	New York NY GO	5.000%	8/1/24	44,605	51,846
	New York NY GO	5.000%	8/1/24	1,695	1,897
	New York NY GO	5.000%	8/1/24	1,550	1,735
	New York NY GO	5.000%	8/1/25	22,630	27,322
	New York NY GO	5.000%	8/1/25	49,430	59,679
	New York NY GO	5.000%	8/1/25	2,300	2,777
	New York NY GO	5.000%	8/1/25	1,755	1,963
	New York NY GO	5.000%	8/1/25	4,010	4,486
	New York NY GO	5.000%	8/1/25	3,320	4,008
	New York NY GO	5.000%	8/1/25	3,000	3,622
	New York NY GO	5.000%	8/1/26	2,495	3,109
	New York NY GO	5.000%	8/1/26	4,075	5,077
	New York NY GO	5.000%	8/1/26	100	105
	New York NY GO	5.000%	8/1/26	100	121
	New York NY GO	5.000%	8/1/26	1,070	1,333
	New York NY GO	5.000%	8/1/26	3,000	3,738
	New York NY GO	5.000%	8/1/26	28,065	34,967
	New York NY GO	5.000%	8/1/26	1,400	1,744
	New York NY GO	5.000%	8/1/26	13,000	16,197
	New York NY GO	5.000%	8/1/26	3,260	4,062
	New York NY GO	5.000%	8/1/26	1,590	1,703
	New York NY GO	5.000%	8/1/26	400	428
	New York NY GO	5.000%	4/1/27	2,280	2,888
	New York NY GO	5.000%	8/1/27	5,985	6,265
	New York NY GO	5.000%	8/1/27	1,350	1,673
	New York NY GO	5.000%	8/1/27	30,000	38,338
	New York NY GO	5.000%	8/1/27	46,000	58,784
	New York NY GO	5.000%	8/1/27	5,065	6,473
	New York NY GO	5.000%	4/1/28	1,500	1,946
	New York NY GO	5.000%	8/1/28	1,000	1,115
	New York NY GO	5.000%	8/1/28	22,500	29,433
	New York NY GO	5.000%	8/1/28	2,725	3,565
[2]	New York NY GO	0.030%	8/1/34	24,560	24,560
	New York NY GO PUT	5.000%	8/1/23	30,000	33,336
[2,6]	New York NY GO TOB VRDO	0.070%	2/4/21	6,665	6,665
[2]	New York NY GO VRDO	0.010%	2/1/21	8,015	8,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO VRDO	0.010%	2/1/21	19,055	19,055
	New York NY GO VRDO	0.010%	2/1/21	16,900	16,900
	New York NY GO VRDO	0.010%	2/1/21	8,500	8,500
	New York NY GO VRDO	0.010%	2/1/21	15,100	15,100
	New York NY GO VRDO	0.010%	2/1/21	14,000	14,000
	New York NY GO VRDO	0.300%	2/1/21	21,000	21,000
[2]	New York NY GO VRDO	0.050%	2/3/21	2,800	2,800
[2]	New York NY GO VRDO	0.040%	2/4/21	1,245	1,245
[2]	New York NY GO VRDO	0.040%	2/4/21	2,560	2,560
[2]	New York NY GO VRDO	0.040%	2/4/21	12,700	12,700
	New York NY GO, ETM	5.000%	8/1/21	15	15
	New York NY GO, ETM	5.000%	8/1/21	3,690	3,780
	New York NY GO, ETM	5.000%	8/1/21	3,410	3,493
	New York NY GO, Prere.	5.000%	8/1/22	9,990	10,724
	New York NY GO, Prere.	5.000%	8/1/22	1,000	1,073
	New York NY GO, Prere.	5.000%	8/1/22	8,020	8,603
	New York NY GO, Prere.	5.000%	8/1/22	4,410	4,730
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/22	8,500	9,092
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	7,345
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	2,265	2,306
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	245	250
	New York State Dormitory Authority College & University Revenue	4.000%	5/1/22	965	997
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	450	472
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/22	4,090	4,342
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,170	2,420
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	277
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	277
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,934
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	798
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,319
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	2,000	2,406
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	374
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	3,063
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	10,355	12,996
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	590	700
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	2,840	3,065
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,000	1,258
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,520	1,782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/21	1,060	1,079
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/22	500	531
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,268
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,235
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	710	870
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	125	154
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,605	3,191
	New York State Dormitory Authority College & University Revenue VRDO	0.030%	2/4/21	11,600	11,600
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.040%	2/4/21	31,075	31,075
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	2,555	2,582
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,400	3,465
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	100	102
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	1,200	1,228
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,440	2,570
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,000	1,051
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,074
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	563
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	765
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,664
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,790	2,064
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,283
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	376
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,911
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,535	4,171
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	365
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	973
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	390	469
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,240	1,504
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	352
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	512
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	3,031
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	300	370
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	487
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	479
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	640	805
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,398
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/21	780	807
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/25	5,000	6,050
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	12,620	12,695
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	35,000	35,286
	New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/21	7,710	7,850
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	58,640	67,173
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	50,985	58,404
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	7,500	8,620
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	12,000	13,793
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	56,870	67,700
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	23,175	27,677
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	3,665	4,524
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,115	1,376
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	51,336
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	37,133
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	40,000	49,510
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/26	940	1,182
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	5,705	6,216
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	750	936
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	34,525
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	30,000	39,206
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,907
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	15,000	17,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,497
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	698
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,725	1,780
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,031
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,335
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	19,425	20,593
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	11,525	12,198
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	5,480	5,900
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	3,335	3,585
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,460	4,858
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,575	4,979
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	8,325
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	10,595	11,905
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,555
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,000	3,462
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,709
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,993
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,040	2,437
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,329
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,831
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	6,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	3,500	4,244
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,905
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,310	1,416
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,520
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,462
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,091
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/26	4,070	5,088
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/27	5,250	6,738
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,900	3,059
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	42,500	48,878
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	37,485	44,800
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	3,245	3,722
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	6,442
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,212
[2,6]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.070%	2/4/21	3,365	3,365
[2,6]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	2/4/21	1,800	1,800
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	6
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	4,341
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	15,533
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,000	11,095
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	26,518
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	31,708
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,346
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	5/1/21	7,115	7,134
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	2,935	2,944

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	3,500	3,511
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	2,560	2,571
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	4,215	4,219
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	6,870	7,074
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,875	1,882
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	3,040	3,161
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,570	8,580
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,500	7,576
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,585	2,602
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,153
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	600	601
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,175	4,178
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,615	9,071
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,259
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	16,025	16,091
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,475
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,261
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,197
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	2,250	2,288
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,450	1,470
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,100	4,114
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,625	2,636
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	16,873
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,899
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	2,960	2,980
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	107
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	14,100	14,143
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	298
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	3,074
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	2/18/21	2,530	2,532
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	6,450	6,450
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	18,955	18,955
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/3/21	7,210	7,210
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/3/21	45,000	45,000
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	2,240	2,338
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	6,250	6,524
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	190	198
	New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	963
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,050	1,144
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,823
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	6,416
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	285	323
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	4,414
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	817
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/26	715	736
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	50,035	50,331
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	24,920	25,067
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	10,625	10,688
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	25,065	26,439
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,500	4,747
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	45,845	48,358
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,035	2,340
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	707
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	13,500	16,710
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	30,341
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	12,130	15,448
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,823
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	18,235	23,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	2/4/21	5,725	5,725
[2,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	2/4/21	11,605	11,605
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.030%	2/4/21	19,000	19,000
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.030%	2/4/21	8,150	8,150
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	416
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,250	1,503
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	675	835
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	875	1,126
	North Babylon Union Free School District BAN GO	1.500%	7/8/21	4,700	4,725
[2,6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	2/4/21	11,300	11,300
[2,6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	2/4/21	27,000	27,000
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/22	315	325
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	353
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	381
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	950	1,165
	Oyster Bay NY GO	2.000%	3/1/22	950	968
	Oyster Bay NY GO	4.000%	3/1/23	850	915
	Oyster Bay NY GO	4.000%	3/1/24	850	943
[1]	Oyster Bay NY GO	4.000%	11/1/24	950	1,079
[4]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,313
[1]	Oyster Bay NY GO	4.000%	11/1/25	750	877
[4]	Oyster Bay NY GO	4.000%	3/1/26	920	1,084
[4]	Oyster Bay NY GO	4.000%	3/1/27	820	987
[4]	Oyster Bay NY GO	4.000%	3/1/28	850	1,041
	Port Authority of New York & New Jersey	0.280%	2/24/21	7,115	7,115
	Port Authority of New York & New Jersey	0.140%	3/24/21	11,005	11,005
	Port Authority of New York & New Jersey	0.140%	4/7/21	5,015	5,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	590
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	263
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	675	706
[2,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	2/4/21	9,160	9,160
[2,6]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.060%	2/4/21	8,290	8,290
[2,6]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.080%	2/4/21	8,475	8,475
	Sag Harbor Union Free School District GO	1.500%	6/24/21	6,500	6,534
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/21	19,665	20,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	656
[7]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	516
[7]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	820
[7]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	598
[7]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	629
	Schenectady NY BAN GO	2.000%	5/7/21	4,810	4,833
	South Glens Falls Central School District BAN GO	2.000%	7/23/21	20,000	20,160
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	10,120	10,296
[4]	Suffolk County NY GO	5.000%	2/1/21	4,580	4,580
[4]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,087
	Suffolk County NY GO	5.000%	11/1/21	7,405	7,640
[4]	Suffolk County NY GO	5.000%	5/15/22	10,310	10,915
	Suffolk County NY GO	5.000%	11/1/22	7,735	8,289
[4]	Suffolk County NY GO	5.000%	5/15/23	10,845	11,983
[4]	Suffolk County NY GO	4.000%	10/15/24	4,640	5,240
[4]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,434
[4]	Suffolk County NY GO	4.000%	10/15/25	4,730	5,485
[1]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,726
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,913
[4]	Suffolk County NY GO	5.000%	5/15/26	7,850	9,631
[4]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,714
[4]	Suffolk County NY GO	5.000%	11/1/26	9,160	11,385
[4]	Suffolk County NY GO	5.000%	5/15/27	3,250	4,086
[4]	Suffolk County NY GO	5.000%	11/1/27	9,615	12,229
[4]	Suffolk County NY GO	5.000%	5/15/28	3,430	4,416
[4]	Suffolk County NY GO	5.000%	11/1/28	1,670	2,173
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	473
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	923
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	843
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	230
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,137
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	9,229
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	543
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	548
[3]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.500%	0.596%	5/15/21	5,705	5,711
[3]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.290%	5/15/24	17,010	16,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.010%	2/1/21	6,200	6,200
[2,6]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	2/4/21	14,000	14,000
[2,6]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.160%	2/4/21	9,950	9,950
[3]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.700%	0.796%	2/1/21	13,640	13,640
[3]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of SOFR + 0.380%	0.387%	11/1/23	2,630	2,630
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/21	645	658
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	2,140	2,190
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/22	1,055	1,117
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	4,115	4,372
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,797
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,749
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,580
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	5,437
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,200	2,739
[7]	Troy NY BAN GO	1.500%	2/4/22	16,000	16,192
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,560	4,631
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,115	4,166
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,000	4,248
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	11,069
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	11,126
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	6,117
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,030	2,561
	Vestal NY Central School District BAN GO	1.500%	7/29/21	5,700	5,739
	Webster NY BAN GO	1.750%	7/7/21	5,000	5,031
	West Babylon Union Free School District GO	1.500%	6/25/21	11,200	11,259
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,305	1,394
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,406
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	605
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/21	4,800	4,975
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	2,000	2,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,784
					5,525,554
North Carolina (1.0%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,218
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	239
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/26	400	494
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/27	600	762
	Buncombe County NC Appropriations Revenue	5.000%	6/1/21	6,070	6,168
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	320
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	167
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	156
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	225	280
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	160
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,111
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,282
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	513
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	731
	Charlotte NC GO, Prere.	5.000%	7/1/22	11,140	11,909
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,816
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,275	4,472
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	142
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	2,122
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	763
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,660
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	25,200
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	3/1/21	21,000	21,003
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	3,100	3,100
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	1,200	1,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	450	450
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/22	375	392
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	726
Guilford County NC GO	5.000%	3/1/25	18,855	22,551
Guilford County NC GO	5.000%	5/1/25	10,390	12,507
Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	315
Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	408
Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	501
Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	350	407
Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/26	1,000	1,249
Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/27	1,000	1,287
Mecklenburg County NC Appropriations Revenue	5.000%	10/1/21	4,100	4,234
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	3,200	3,300
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,020	1,099
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,190	1,336
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,115	2,467
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	125	128
North Carolina Appropriations Revenue	5.000%	5/1/26	7,535	9,380
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	8,500	9,081
North Carolina Government Fund/Grant Revenue	5.000%	3/1/21	4,300	4,317
North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	2,270	2,389
North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,890	4,094
North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	9,343
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	9,471
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	12,175	14,507
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	11,205	13,817
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	5,875	6,423
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	9,050	10,097
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	5,965	6,619
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	375	382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,105	1,154
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	974
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	855
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	510	555
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	2,130
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,063
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	1,003
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,250	1,395
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,503
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	265
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	499
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	890	991
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,728
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	257
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	864
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	1,001
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,925
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	625
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	951
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	1,056
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	716
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	372
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	320	322
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	6/1/22	20,250	20,723
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.390%	1/28/21	10,490	10,490
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/21	8,475	8,475
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	108
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,500	3,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,119
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	2,062
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,426
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,465
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	626
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	16,265	18,491
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.050%	2/3/21	7,840	7,840
	Raleigh NC GO	5.000%	2/1/21	975	975
[3]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.350%	0.446%	6/1/21	5,100	5,103
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	336
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	466
					358,192
North Dakota (0.0%)
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), ETM	5.000%	7/1/21	650	662
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,200	1,222
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	1,895	1,995
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.440%	8/1/21	2,500	2,500
	West Fargo ND GO	4.000%	5/1/23	500	540
	West Fargo ND GO	4.000%	5/1/25	350	399
	West Fargo ND GO	4.000%	5/1/26	500	582
	West Fargo ND GO	4.000%	5/1/27	425	494
					8,394
Ohio (2.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,793
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,475	3,673
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	239
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	615
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	523
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	3,055	3,055
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	396
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	465
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	735
	Akron OH Income Tax Revenue	4.000%	12/1/27	800	940
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,781
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	4,260	4,360
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	312
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,775	4,039
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	434
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	10,056
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	622
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	18,312
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,370
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	30,218
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,440
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	3,181
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	5,168
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	12,200	12,899
[2,6]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.170%	2/4/21	3,750	3,750
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	3,485	3,695
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/21	16,345	16,373
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/22	12,035	12,626
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,460
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	15,913
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,288
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	4,374
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,010	8,298
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects) PUT	2.250%	3/1/21	8,000	8,011
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/21	300	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,534
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	540	567
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	466
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	422
	American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	8/15/21	23,500	23,688
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,039
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	900
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,493
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	3,089
	Bowling Green State University College & University Revenue	5.000%	6/1/23	175	193
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	373
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	5,098
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	24,250	26,215
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,752
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,210
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	4,502
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,519
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	414
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	442
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	694
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,087
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,775
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	582
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,143
	Cincinnati City School District COP	5.000%	12/15/22	1,365	1,488
	Cincinnati OH GO	5.000%	12/1/22	300	326
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/21	335	347
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,821
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	458
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	559
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	244
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	331
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,274
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	3,270	3,393
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	450	467
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	2,002
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,212
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	3,810	4,291
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	591
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,055	2,408
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,187
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	1,000	1,044
	Cleveland OH GO	4.000%	12/1/21	400	413
	Cleveland OH GO	5.000%	12/1/21	2,895	3,011
	Cleveland OH GO	5.000%	12/1/22	3,595	3,909
	Cleveland OH GO	4.000%	12/1/24	300	342
	Cleveland OH GO	5.000%	12/1/24	1,000	1,178
	Cleveland OH GO	3.000%	12/1/25	190	214
	Cleveland OH GO	4.000%	12/1/25	700	822
	Cleveland OH GO	5.000%	12/1/25	410	501
	Cleveland OH GO	3.000%	12/1/26	680	775
	Cleveland OH GO	4.000%	12/1/26	800	961
	Cleveland OH GO	3.000%	12/1/27	1,480	1,705
	Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,610	1,707
	Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	286
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	274
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	219
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	258
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	339
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	316
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	233
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	232
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	272
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	211
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	266
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/22	1,975	2,071
	Columbus City School District GO	5.000%	12/1/24	100	118
	Columbus OH GO	5.000%	7/1/21	350	357
	Columbus OH Sewerage Sewer Revenue VRDO	0.010%	2/4/21	3,100	3,100
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	235	246
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	492
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	530
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	297
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	663
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,378
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	12
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,110	4,261
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	10,407
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	281
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,962
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	642
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,360	4,227
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	5,022
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	6,302
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,600
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,040
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/21	1,070	1,113
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,170
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,135
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	607
[2,6]	Cuyahoga OH COP TOB VRDO	0.160%	2/7/21	4,100	4,100
	Dublin OH GO	3.000%	12/1/23	1,025	1,106
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.000%	6/15/21	1,045	1,059
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	296
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	303
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	400	422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	433
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	449
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	244
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	475
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	1,110
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,176
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,243
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	0.220%	2/1/21	5,200	5,200
[3]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.470%	5/15/21	7,500	7,503
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	17,400	17,400
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	2,250	2,250
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,365	1,421
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,732
	Hamilton City School District GO	5.000%	12/1/21	3,475	3,612
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	1,000	1,014
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	521
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	500	530
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	1,079
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,866
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	620
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	23,102
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	763
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	4,946
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/22	470	484
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,535
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,472
[2,6]	Hamilton County OH Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/4/21	5,970	5,970
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,528
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	4,154
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	8,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	2,985	3,775
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	7,380	9,593
[1]	Hillsdale Local School District COP	4.000%	12/1/24	625	705
[1]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,331
[1]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	2,071
[1]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	2,209
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,884
[2,6]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.110%	2/4/21	20,080	20,080
	Kent State University College & University Revenue	5.000%	5/1/21	1,810	1,831
	Kent State University College & University Revenue	4.000%	5/1/22	3,015	3,153
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,305
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,095	1,121
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,595	1,702
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	815	908
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	980	1,130
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	11/1/24	17,600	20,706
[7]	Lebanon City School District GO	2.000%	12/1/21	125	127
[7]	Lebanon City School District GO	2.000%	12/1/22	100	103
[7]	Lebanon City School District GO	2.000%	12/1/23	170	179
[7]	Lebanon City School District GO	3.000%	12/1/24	170	188
[7]	Lebanon City School District GO	3.000%	12/1/25	170	191
[1]	Lorain OH GO	4.000%	12/1/22	300	319
[1]	Lorain OH GO	4.000%	12/1/24	250	280
[1]	Lorain OH GO	4.000%	12/1/26	350	406
[1]	Lorain OH GO	4.000%	12/1/27	350	410
[1]	Lorain OH GO	4.000%	12/1/28	280	331
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,390	2,456
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	100	103
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,190	5,331
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,605	5,755
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,055	1,083
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	240	246
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,355	4,473
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,545	1,582
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	3,095	3,212
[13]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	19,135
	Miami University OH College & University Revenue	5.000%	9/1/26	700	875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami University OH College & University Revenue	5.000%	9/1/27	575	736
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	80
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	122
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	596
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	614
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	376
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	781
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	451
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/41	5,000	5,129
[1]	Midview Local School District COP	4.000%	11/1/25	700	808
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,516
[1]	Midview Local School District COP	4.000%	11/1/27	500	590
[7]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	201
[7]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	186
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,138
[7]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	482
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	4,378
[7]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	931
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,860
[7]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	859
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,129
[7]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	780
[7]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	828
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/27	1,500	1,755
	Ohio Appropriations Revenue	5.000%	12/1/26	595	749
	Ohio Appropriations Revenue	5.000%	12/1/27	690	892
	Ohio COP	5.000%	3/1/23	1,000	1,052
	Ohio Department of Administrative Services COP	5.000%	3/1/21	365	366
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	357
	Ohio Department of Administrative Services COP	5.000%	9/1/25	675	816
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,212
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	633
	Ohio GO	5.000%	2/1/21	1,390	1,390
	Ohio GO	5.000%	4/1/21	2,280	2,298
	Ohio GO	5.000%	5/1/21	2,675	2,708

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	4.000%	3/1/25	5,000	5,398
Ohio GO	5.000%	6/15/25	12,150	13,394
Ohio GO	4.000%	2/1/26	7,905	8,353
Ohio GO, Prere.	5.000%	9/15/21	4,410	4,545
Ohio Government Fund/Grant Revenue	5.000%	12/15/21	4,090	4,266
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	10,130	11,995
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	154
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,217
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	174
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	625
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	360
Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	3,550	4,141
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	7,200	7,200
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.230%	2/1/21	8,500	8,500
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.230%	2/1/21	10,875	10,875
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.270%	2/1/21	13,250	13,250
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	5,825	5,825
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/22	540	569
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	4,620	4,988
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/23	2,565	2,879
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,225
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,406
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	319
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,323
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,557
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,465
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	421
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	473
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	500
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/21	500	507
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/22	305	324

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	442
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	843
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	309
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/21	1,055	1,088
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/23	1,170	1,307
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/25	1,290	1,533
Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	6/1/26	5,000	5,166
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	500	522
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	37,165	37,165
Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/24	1,000	1,148
Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	893
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,060	1,065
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	890	962
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,000	1,081
Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,715	1,982
Ohio Lease (Appropriation) Revenue	5.000%	6/1/25	2,790	3,344
Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,270	2,770
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,877
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,745
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,815
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,322
Ohio Lease Revenue	5.000%	4/1/22	725	766
Ohio Lease Revenue	5.000%	4/1/23	800	882
Ohio Lease Revenue	5.000%	4/1/24	650	746
Ohio Lease Revenue	5.000%	4/1/25	800	953
Ohio Special Obligation Revenue	5.000%	6/1/21	1,110	1,128
Ohio Special Obligation Revenue	5.000%	10/1/21	1,000	1,033
Ohio Special Obligation Revenue	5.000%	10/1/22	550	595
Ohio Special Obligation Revenue	5.000%	10/1/22	1,060	1,146
Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,177
Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,419
Ohio Special Obligation Revenue	5.000%	2/1/26	1,500	1,841
Ohio Special Obligation Revenue	5.000%	2/1/27	1,325	1,675
Ohio Special Obligation Revenue, Prere.	5.000%	10/1/22	750	811
Ohio State University College & University Revenue	5.000%	12/1/25	980	1,203
Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/26	5,000	6,253
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	0.040%	2/3/21	16,425	16,425
	Penta Career Center COP	5.250%	4/1/24	2,915	3,076
	Princeton City School District GO	5.000%	12/1/22	700	762
	Princeton City School District GO	5.000%	12/1/23	1,350	1,531
	Princeton City School District GO	5.000%	12/1/25	815	960
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	335	348
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	379
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	562
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	611
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	541
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	711
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	650	651
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,125	1,175
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,383
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	1,087
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,161
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	881
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	784
	South-Western City School District GO	5.000%	12/1/23	1,095	1,244
[4]	Toledo OH GO	5.000%	12/1/25	1,435	1,743
	University of Akron College & University Revenue	5.000%	1/1/24	955	1,078
	University of Akron College & University Revenue	5.000%	1/1/24	535	604
	University of Akron College & University Revenue	5.000%	1/1/25	2,795	3,267
	University of Akron College & University Revenue	5.000%	1/1/26	4,025	4,695
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,555
	University of Toledo College & University Revenue	5.000%	6/1/22	2,480	2,624
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,305
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,495	2,539
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	284
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	962
					924,064
Oklahoma (0.4%)
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,111
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,124

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/21	5,020	5,100
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/22	1,700	1,809
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	4,061
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	2,150	2,197
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,375	2,515
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,533
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/21	1,000	1,020
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,555
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,662
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	2,520	2,581
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,325	1,416
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,137
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,464
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,375
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,155	2,354
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	715	805
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	2,050	2,377
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,600	1,901
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	1,600	1,944
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	2,650	3,281
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	4,245	4,631
Oklahoma State University College & University Revenue	5.000%	9/1/24	190	222
Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,153
Oklahoma State University College & University Revenue	5.000%	9/1/26	2,450	3,074
Oklahoma State University College & University Revenue	5.000%	9/1/27	3,765	4,858
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/22	1,000	1,054
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,193

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,272
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,238
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,231
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,218
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,102
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/21	1,470	1,512
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/22	2,145	2,309
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	825	848
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	855	919
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	592
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,903
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	4,180
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,468
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	13,005
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	13,473
University of Oklahoma College & University Revenue	3.000%	7/1/21	115	116
University of Oklahoma College & University Revenue	4.000%	7/1/22	200	210
University of Oklahoma College & University Revenue	4.000%	7/1/23	265	288
University of Oklahoma College & University Revenue	4.000%	7/1/24	285	319
University of Oklahoma College & University Revenue	5.000%	7/1/25	1,510	1,807
University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,412
University of Oklahoma College & University Revenue	5.000%	7/1/25	290	347
University of Oklahoma College & University Revenue	5.000%	7/1/26	1,620	2,002
University of Oklahoma College & University Revenue	5.000%	7/1/26	815	1,007
University of Oklahoma College & University Revenue	5.000%	7/1/27	435	553
University of Oklahoma College & University Revenue	5.000%	7/1/28	500	612
University of Oklahoma College & University Revenue	5.000%	7/1/28	455	593
				126,043
Oregon (0.4%)
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	642
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	379
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	928
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	839
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	243
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	375
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	383
	Forest Grove OR College & University Revenue	4.000%	5/1/21	400	402
	Forest Grove OR College & University Revenue	5.000%	5/1/22	350	365
	Hillsboro School District No. 1J GO	4.000%	6/15/25	500	581
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	11,435	13,162
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	362
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	500	620
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	634
	Metro OR GO	5.000%	6/1/23	2,805	3,120
	Metro OR GO	5.000%	6/1/25	3,330	4,013
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,769
	Oregon (Q State Project) GO	5.000%	5/1/26	1,470	1,831
	Oregon (Q State Project) GO	5.000%	5/1/27	1,300	1,671
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,707
	Oregon GO	5.000%	8/1/21	1,750	1,793
	Oregon GO	5.000%	6/1/26	1,340	1,673
	Oregon GO	5.000%	6/1/27	2,000	2,577
	Oregon GO, Prere.	5.000%	5/1/23	5,560	6,166
	Oregon Health & Science University College & University Revenue PUT	5.000%	11/1/24	16,985	19,224
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	1,405	1,486
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,875	5,491
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.060%	2/4/21	9,900	9,900
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	508
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	369
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/22	750	795
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	747
	Oregon State Lottery Revenue	5.000%	4/1/21	7,000	7,056
	Oregon State Lottery Revenue	5.000%	4/1/26	5,000	5,512
	Oregon State Lottery Revenue	5.000%	4/1/26	130	149
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,788
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/22	1,470	1,587
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,897
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,625	3,068
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	6,191
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,140
	Portland Community College District GO	5.000%	6/15/24	1,125	1,306
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	108
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	122
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	131
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,236
[5]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/25	275	325
[5]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/26	355	434
[5]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/27	525	661
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,715	1,798
					125,532
Pennsylvania (4.9%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,680
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,822
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	283
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	2,091
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/22	1,000	1,046
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	260	264
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	716
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	522
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	1,015	1,058
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,800	1,896
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,875	2,056
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	800	893
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	165	171
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,709
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	355	367
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	11,217
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	7,395
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	129
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	11,703
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, 67% of 3M USD LIBOR + 0.720%	0.864%	2/1/21	1,545	1,545
[2,6]	Allegheny County PA Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	2/1/21	9,105	9,105
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	1,053
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	248
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	519
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	487
[1]	Allentown City School District GO	5.000%	2/1/24	1,120	1,256
[1]	Allentown City School District GO	5.000%	2/1/25	955	1,118
	Allentown City School District GO TRAN	2.375%	3/31/21	1,650	1,650
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,633
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	1,210	1,261
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	800	859
[4]	Altoona PA Sewer GO	5.000%	12/1/24	150	175
[4]	Altoona PA Sewer GO	5.000%	12/1/25	250	301
[4]	Altoona PA Sewer GO	5.000%	12/1/26	250	310
[1]	Armstrong School District GO	3.000%	3/15/25	575	630
[1]	Armstrong School District GO	3.000%	3/15/26	875	974
	Beaver County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,370	1,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Beaver County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,500	1,521
[1]	Beaver County PA GO	4.000%	4/15/21	690	695
[1]	Beaver County PA GO	4.000%	4/15/22	725	753
[1]	Beaver County PA GO	5.000%	4/15/24	1,090	1,234
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,681
	Bensalem Township School District GO	3.000%	6/1/23	115	122
	Bensalem Township School District GO	3.000%	6/1/24	500	541
	Bensalem Township School District GO	4.000%	6/1/25	430	493
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/21	770	788
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	2,605	2,898
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/22	550	566
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	638
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project) PUT	5.000%	8/1/24	6,035	6,755
	Bethel Park School District GO	5.000%	8/1/22	540	579
	Bethel Park School District GO	5.000%	8/1/23	850	949
[3]	Bethlehem Area School District Lease Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.566%	2/16/21	10,125	10,124
[3]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.576%	5/1/21	6,605	6,605
[4]	Bethlehem PA GO	5.000%	12/1/23	295	334
[4]	Bethlehem PA GO	5.000%	12/1/24	290	341
[4]	Bethlehem PA GO	5.000%	12/1/25	530	647
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	6/1/21	4,510	4,580
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/22	605	635
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	559
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	575	582
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,212
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,197
[1]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,891
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,184
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,167
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,258
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,365
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	786
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,542
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	2,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	2,131
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/21	580	595
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	445
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,147
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,181
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/21	1,070	1,088
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/22	1,120	1,183
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,296
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/21	315	326
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	432
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	439
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	472
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	428
[4]	Coatesville School District GO	5.000%	8/1/22	2,070	2,207
[4]	Coatesville School District GO	5.000%	8/1/23	3,735	4,137
[4]	Coatesville School District GO, ETM	5.000%	8/1/22	210	225
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	276
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	2,007
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	743
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	1,925	2,288
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	613
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,943
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,015
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,785	1,893
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	3,013
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,449
	Commonwealth of Pennsylvania COP	5.000%	7/1/21	350	357
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	278
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	345
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	594
	Commonwealth of Pennsylvania GO	5.000%	3/1/21	27,700	27,811
	Commonwealth of Pennsylvania GO	5.000%	7/15/21	500	511
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	1,000	1,030
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	515
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	12,530	13,191
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	14,271
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	22,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	20,000	22,443
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	5,450
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	38,388
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	15,079
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	38,000	47,539
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	156
[2,6]	Commonwealth of Pennsylvania GO TOB VRDO	0.070%	2/4/21	10,000	10,000
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,000	3,193
[4]	Cornell School District GO	2.000%	9/1/21	180	182
[4]	Cornell School District GO	4.000%	9/1/24	500	556
[6]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,313
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	313
	Dauphin County PA GO	4.000%	11/15/24	2,735	3,117
	Dauphin County PA GO	5.000%	11/15/25	3,340	4,072
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,761
	Dauphin County PA GO	5.000%	11/15/27	500	646
	Delaware County Authority College & University Revenue	5.000%	8/1/21	735	752
	Delaware County Authority College & University Revenue	4.000%	10/1/21	95	96
	Delaware County Authority College & University Revenue	5.000%	12/1/21	500	520
	Delaware County Authority College & University Revenue	5.000%	8/1/22	400	428
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	103
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	450
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	126
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	884
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	283
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	307
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/21	455	464
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	310	331
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	2,015	2,512
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	11,328
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,155	17,852
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,500	15,246
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/22	2,410	2,497
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	3,635	3,895
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.460%	9/1/21	550	549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.570%	9/1/22	2,750	2,747
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,820	1,911
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	570	581
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	552
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,522
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	2,259
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	426
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,773
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	771
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	986
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	1,072
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	1,138
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,560	1,830
	Easton Area School District GO	4.000%	4/1/26	1,350	1,604
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.030%	2/4/21	11,800	11,800
[4]	Erie School District GO	5.000%	4/1/21	400	403
[4]	Erie School District GO	5.000%	4/1/23	315	345
[4]	Erie School District GO	5.000%	4/1/25	475	560
[4]	Erie School District GO	5.000%	4/1/26	575	701
[1,12]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,040
[2]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/4/21	12,025	12,025
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	553
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	563
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	570	651
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	740
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/26	13,000	16,191
[4]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,415
[4]	Harrisburg School District GO	5.000%	11/15/25	5,085	6,164
	Kennett Consolidated School District GO	4.000%	2/15/24	500	555
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	788
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	580
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,435
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	644
[1]	Lackawanna County PA GO	4.000%	3/15/22	255	265
[1]	Lackawanna County PA GO	4.000%	3/15/23	265	285
[1]	Lackawanna County PA GO	4.000%	3/15/24	310	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	342
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	468
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	598
	Lancaster County PA GO	4.000%	11/1/23	125	137
	Lancaster County PA GO	4.000%	11/1/24	255	288
	Lancaster County PA GO	4.000%	11/1/25	280	325
	Lancaster County PA GO	4.000%	11/1/26	325	385
	Lancaster County PA GO	4.000%	11/1/27	500	602
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	2,750	2,953
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/22	915	946
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	739
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,398
[2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.030%	2/1/21	800	800
[1,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/21	230	237
[1,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	189
[1,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	169
[1,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	269
[1,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	362
[1,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	1,019
[1,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	875
[1,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	802
[4]	Lancaster PA GO	5.000%	11/1/27	1,290	1,566
[4]	Lancaster School District GO	4.000%	6/1/22	530	556
[4]	Lancaster School District GO	5.000%	6/1/23	200	222
[4]	Lancaster School District GO	4.000%	6/1/24	365	408
[4]	Lancaster School District GO	4.000%	6/1/25	320	369
[4]	Lancaster School District GO	5.000%	6/1/25	200	240
[4]	Lancaster School District GO	4.000%	6/1/26	430	509
[4]	Lancaster School District GO	5.000%	6/1/26	500	620
[4]	Lancaster School District GO	4.000%	6/1/27	500	605
[4]	Lancaster School District GO	5.000%	6/1/27	200	255
	Lansdale Borough PA GO	4.000%	10/1/22	250	265
	Lansdale Borough PA GO	4.000%	10/1/23	300	328
	Lansdale Borough PA GO	4.000%	10/1/24	250	281
	Lansdale Borough PA GO	2.000%	10/1/25	650	682
	Lansdale Borough PA GO	2.000%	10/1/26	300	312
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	938	959
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	585
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	955
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,683
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,439
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	3,043
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,122
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,547
[4]	Luzerne County PA GO	5.000%	12/15/21	1,000	1,040
[4]	Luzerne County PA GO	5.000%	12/15/22	750	812
[4]	Luzerne County PA GO	5.000%	12/15/23	750	842
[4]	Luzerne County PA GO	5.000%	12/15/23	750	842
[4]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,745
[4]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,163
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	598
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	635
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,506
[3]	Manheim Township School District GO PUT, 68% of 1M USD LIBOR + 0.470%	0.568%	5/1/21	2,000	2,001
[3]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.320%	0.418%	5/3/21	1,000	1,000
[3]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.420%	0.518%	11/1/21	1,100	1,101
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	700	713
	Monroeville PA GO	2.500%	6/1/26	1,205	1,207
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/21	1,550	1,556
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,941
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,195	1,213
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,349
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	715	724
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,851
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,380	1,453
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	811
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,067
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,610	1,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	483
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	389
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	431
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,552
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,783
[3]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.760%	2/18/21	10,625	10,625
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/15/27	315	341
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	300	304
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,500	4,608
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,124
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	1,000	1,147
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,152
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,070	1,137
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,641
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,242
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	0.500%	11/1/23	860	855
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.600%	11/1/24	500	497
[4]	North Pocono School District GO	4.000%	9/15/28	1,580	1,971
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.040%	2/4/21	1,750	1,750
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	5.000%	7/1/27	1,000	1,044
	Northampton County General Purpose Authority College & University Revenue VRDO	0.040%	2/4/21	20,875	20,875
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,510	1,545
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	3,885	4,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,427
	Northampton County IDA Health, Hospital, Nursing Home Revenue	3.750%	7/1/21	1,005	1,009
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/22	925	951
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,039
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,438
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	571
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	554
[4]	Octorara Area School District GO	4.000%	4/1/22	350	365
[4]	Octorara Area School District GO	4.000%	4/1/24	325	361
[4]	Octorara Area School District GO	4.000%	4/1/26	750	880
	Pennsbury School District GO	5.000%	1/15/22	1,155	1,208
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	2,250	2,250
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	200	202
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,775	2,906
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/22	345	363
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	270	285
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,797
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	345
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	8,862
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	477
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,370	3,053
[2,6]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	7,335	7,335
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,219
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	2,120	2,189
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	3,000	3,098
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/22	5,010	5,417
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,919
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,612
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	200
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,626
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	4,220	4,879
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,775
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	289
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	208
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	4,510	5,404
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,947
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	935	1,091
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	674
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,222
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	5,279
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	754
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	854
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,150
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	2,000	2,044
	Pennsylvania Higher Educational Facilities Authority College & University Revenue PUT	2.875%	5/1/21	750	750
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	3,035	3,114
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	750	805
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,363
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	33,215	33,215
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	250
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	240
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	494
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	410
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	636
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	10,030	10,957
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	4,000	4,432
[2,6]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	7,300	7,300
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	363
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	264
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	400
	Pennsylvania State University College & University Revenue	5.000%	3/1/26	710	879
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,416
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/21	29,715	30,162
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	1,250	1,297
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,376
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	490	510
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/22	34,980	37,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	544
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	348
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	10,135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	31,420
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	739
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	585
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	739
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,743
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	628
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	4,000	4,732
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	1,019
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,834
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,480	1,745
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,663
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	4,224
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	899
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	1,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,478
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	5,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,245
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	634
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	634
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,000	2,495
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	905
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,050	1,337
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	652
[2,6]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.070%	2/4/21	31,700	31,700
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.040%	2/4/21	10,000	10,000
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,392
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	1,000	1,041
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.430%	0.470%	12/1/21	10,000	10,004
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.500%	0.540%	12/1/21	25,000	25,004
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.640%	12/1/23	8,000	8,042
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	12/1/23	5,000	5,024
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	12/1/21	5,000	5,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.020%	12/1/21	18,130	18,171
[2,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.040%	2/1/21	2,600	2,600
[2,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.040%	2/1/21	7,500	7,500
	Peters Township School District Washington County GO	4.000%	9/15/23	190	208
	Peters Township School District Washington County GO	5.000%	1/15/24	125	142
	Peters Township School District Washington County GO	5.000%	9/15/24	150	175
	Peters Township School District Washington County GO	5.000%	1/15/25	200	236
	Peters Township School District Washington County GO	5.000%	9/15/25	250	302
	Peters Township School District Washington County GO	5.000%	1/15/26	275	336
	Peters Township School District Washington County GO	5.000%	9/15/26	185	230
	Peters Township School District Washington County GO	5.000%	1/15/27	275	346
	Peters Township School District Washington County GO	5.000%	9/15/27	625	799
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	190
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	195
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	949
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	399
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	387
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/21	1,060	1,068
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/21	3,660	3,689
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	128
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	750	792
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	5,695	6,016
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/22	1,920	1,972
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	371
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	714
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	6,268
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,170
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	2,206
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,929
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	3,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,834
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	6,073
[2]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.040%	2/4/21	16,000	16,000
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,771
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,311
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,657
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	12,176
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	6,413
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,300	5,345
[4]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	969
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,115	3,350
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,132
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	1,053
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,304
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,694
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,597
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.030%	2/4/21	12,295	12,295
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.040%	2/4/21	6,800	6,800
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	726
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,050
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,987
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	8,047
[4]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,591
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/21	1,250	1,274
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/22	1,020	1,086

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	1,066
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	750
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	920
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,160	1,430
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,178
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,400	1,769
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,005	1,263
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,750	2,257
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,055	1,352
Philadelphia PA GO	5.000%	2/1/21	750	750
Philadelphia PA GO	5.000%	8/1/21	3,500	3,579
Philadelphia PA GO	5.000%	8/1/22	4,810	5,135
Philadelphia PA GO	5.000%	8/1/22	7,500	8,006
Philadelphia PA GO	5.000%	8/1/22	1,660	1,772
Philadelphia PA GO	5.000%	8/1/22	2,380	2,541
Philadelphia PA GO	5.000%	8/1/24	2,640	3,050
Philadelphia PA GO	5.000%	8/1/25	8,150	9,755
Philadelphia PA GO	5.000%	8/1/25	4,800	5,745
Philadelphia PA GO	5.000%	8/1/26	5,000	6,000
Philadelphia PA GO	5.000%	8/1/26	4,555	5,619
Philadelphia PA GO	5.250%	7/15/27	200	227
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/21	1,065	1,086
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/21	1,285	1,311
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	563
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,085	5,728
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	480
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,153
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,400	1,645
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,345	1,641
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,740	4,563
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,795	2,248
Philadelphia Parking Authority Port, Airport & Marina Revenue	5.250%	9/1/24	4,025	4,040
Philadelphia School District GO	5.000%	9/1/21	8,000	8,214
Philadelphia School District GO	5.000%	9/1/21	2,745	2,818
Philadelphia School District GO	5.000%	9/1/21	5,060	5,195
Philadelphia School District GO	5.000%	9/1/21	6,500	6,674
Philadelphia School District GO	5.000%	9/1/22	4,000	4,290
Philadelphia School District GO	5.000%	9/1/22	6,445	6,912
Philadelphia School District GO	5.000%	9/1/22	1,035	1,110
Philadelphia School District GO	5.000%	9/1/22	3,500	3,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	5.000%	9/1/23	6,450	7,179
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,967
	Philadelphia School District GO	5.000%	9/1/23	2,820	3,139
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,481
	Philadelphia School District GO	5.000%	9/1/24	310	357
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,152
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,236
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,396
	Philadelphia School District GO	5.000%	9/1/25	1,825	2,170
	Philadelphia School District GO	5.000%	9/1/26	2,690	3,290
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,835
[4,11]	Philadelphia School District GO	5.000%	6/1/27	1,310	1,648
	Philadelphia School District GO	5.000%	9/1/27	4,105	5,137
	Philadelphia School District GO	5.000%	9/1/27	2,500	3,129
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Hotel Occupancy Tax Revenue	5.000%	2/1/26	3,030	3,230
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	3.000%	2/1/21	725	725
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	623
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	950
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,884
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	2,122
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,439
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	2,250	2,811
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,585	3,302
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	4.000%	12/15/21	700	722
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	563
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	584
	Pittsburgh PA GO	5.000%	9/1/23	420	471
	Pittsburgh PA GO	5.000%	9/1/24	520	606
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	14,360	15,419
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	317
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	17,025
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	158
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	19,953
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	319
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	831
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	1,000	1,243
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	960	1,226
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	1,715	2,190
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	939
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.690%	6/1/23	8,075	8,094
[4]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,892
	Port Authority of Allegheny County Sales Tax Revenue	5.750%	3/1/29	3,100	3,114
[4]	Reading School District GO	5.000%	3/1/24	665	754
	Scranton PA School District GO	5.000%	6/1/22	2,150	2,270
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	190	229
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	53
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,795	3,189
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	13,425	13,425
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/21	375	381
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	398
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	553
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	575
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	894
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,464
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,250	2,850
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/21	675	678
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	360	379
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	972
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	801
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	750	891
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	561
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,269
	State Public School Building Authority College & University Revenue	5.000%	5/1/21	1,180	1,194
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/21	1,345	1,368
	State Public School Building Authority College & University Revenue	5.000%	5/1/22	1,050	1,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/22	1,160	1,234
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	300	328
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,855
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	341
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	471
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,212
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	892
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	959
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/33	1,885	1,991
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/21	2,670	2,753
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	1,590	1,675
	State Public School Building Authority Miscellaneous Revenue VRDO	0.060%	2/4/21	2,975	2,975
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	589
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,250
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	873
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,299
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,215
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.240%	0.280%	9/15/21	7,850	7,851
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.400%	2/15/24	24,000	24,088
	Washington County Authority College & University Revenue VRDO	0.010%	2/4/21	17,000	17,000
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/21	40	40
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	75	78
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	133
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	150	164
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	190	212
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	318
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	270	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	369
[8]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,942
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,541
	Westmoreland County PA GO	5.000%	8/15/28	390	507
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	704
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	754
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,384
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,597
					1,676,205
Puerto Rico (0.4%)
[8]	Commonwealth of Puerto Rico GO	5.250%	7/1/21	125	126
[8]	Commonwealth of Puerto Rico GO	5.500%	7/1/21	2,655	2,677
[4]	Commonwealth of Puerto Rico GO	4.000%	7/1/22	65	67
[9]	Commonwealth of Puerto Rico GO	5.500%	7/1/22	20	21
[4]	Commonwealth of Puerto Rico GO	5.250%	7/1/24	600	618
[4]	Commonwealth of Puerto Rico GO	5.375%	7/1/25	125	129
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/21	8,585	8,714
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	910	941
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	1,305	1,377
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	2,285	2,297
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	4,625	4,651
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/21	5,270	5,308
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	270	272
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,505	1,517
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	4,180	4,213
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	1,805	1,854
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	709
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,428
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	114
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	150
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	311
[9]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	16
[4]	Puerto Rico Highway & Transportation Authority Highway Revenue	5.500%	7/1/23	375	409
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	4,200	4,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	3,505	3,790
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,665	4,119
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	4,200	4,889
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	8,630	10,376
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	15,247
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	4,037
[9]	Puerto Rico Municipal Finance Agency Lease Revenue	5.250%	8/1/22	20	21
[9]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/21	40	41
[8]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.500%	7/1/21	155	156
[9]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/23	25	27
[4]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/27	100	104
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	14,769	14,052
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	59,301	53,369
					152,505
Rhode Island (0.4%)
[4]	Providence Public Building Authority Lease (Non-Terminable) Revenue	4.000%	9/15/24	500	558
[4]	Providence Public Building Authority Lease (Non-Terminable) Revenue	5.000%	9/15/25	500	594
	Providence RI GO	5.000%	1/15/22	200	208
	Providence RI GO	5.000%	1/15/23	240	260
	Providence RI GO	5.000%	1/15/24	250	281
	Providence RI GO	5.000%	1/15/25	250	291
	Providence RI GO	5.000%	1/15/26	250	300
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	7,094
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,683
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,140	3,620
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	3,615	4,316
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/21	1,355	1,379
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	529
[4]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/21	10,470	10,579
[4]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/22	11,705	12,251
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/21	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	400	411
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	405	416
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	610	655
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	450	482
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	200	214
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	502
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	713
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	334
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	433
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	773
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,283
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	225	269
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	508
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.020%	2/4/21	12,900	12,900
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	2,330	2,355
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	5,625	5,716
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,510	2,632
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,500	2,608
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,295	2,492
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,700	2,884
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/21	1,650	1,697
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/22	290	307
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	237
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	269
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	238
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	246
	Rhode Island Health and Educational Building Corp. Miscellaneous Revenue	5.000%	5/15/21	2,000	2,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	332
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	309
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	624
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,245	11,364
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	3,500	3,932
[13]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	2/18/21	3,030	3,032
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/22	140	150
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	174
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	240
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	309
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	311
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,755	2,800
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/22	2,615	2,784
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	16,580
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	5,260	5,566
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	369
					141,624
South Carolina (1.3%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/24	4,075	4,695
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	2,180	2,611
	Beaufort County SC School District GO	5.000%	3/1/21	3,320	3,333
	Charleston County School District GO	5.000%	2/1/21	1,135	1,135
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	10,000	11,292
[3]	Charleston SC Waterworks & Sewer System Water Revenue PUT, 70% of 1M USD LIBOR + 0.370%	0.455%	3/1/21	25,000	25,003
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	632
	Darlington County School District GO	5.000%	3/1/24	3,605	4,137
	Darlington County School District GO	5.000%	3/1/25	3,825	4,566
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	1,000
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/25	3,130	3,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/26	4,320	5,409
	Georgetown County School District GO	5.000%	3/1/27	4,085	5,204
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	560	566
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,055	1,114
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,046
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/21	1,015	1,056
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,079
	Lancaster County SC School District GO	5.000%	3/1/25	4,140	4,938
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	593
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	2,170
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	831
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	620	752
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,070	2,138
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,130	1,171
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/21	1,000	1,014
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/21	1,245	1,284
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/22	1,240	1,328
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,511
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	11/1/23	46,545	51,334
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	7,310	7,339
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	9,469
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,454
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,741
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	780	814
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	165	172
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,209
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	207
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,133
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	153
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	194
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/21	2,950	3,064
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,415
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,750
	South Carolina GO	5.000%	4/1/28	1,120	1,475
[2,6]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	2/4/21	15,055	15,055
[2,6]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	7,520	7,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,141
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	2,186
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,157
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,889
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	584
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	1,045
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	2,031
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	2,069
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	315
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,842
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/21	1,000	1,024
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	8/1/22	1,500	1,586
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,679
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	140
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	158
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	165	187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	218
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/21	3,825	3,976
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,200
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,775	3,269
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	1,071
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	715	743
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	10,945
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	8,147
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,287
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	630
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	589
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,575	4,050
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	550	648
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,175	11,987
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,900	13,051
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	1,645	1,961
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	550	680
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	135	166
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	1,105	1,149
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	1,045	1,087
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	450	468
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	3,270	3,402
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	615	655
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	995	1,059
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	525	559
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	585	623
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,040	1,107
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	639
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,380	1,469
[13]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,725	4,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	7,300	8,162
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	6,000	6,721
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	5,468
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,050	7,892
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	16,200	18,803
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	19,508
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,868
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	21,790	27,007
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,859
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	412
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	570
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	589
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,235
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	904
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,098
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	854
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	883
	York County SC GO	5.000%	4/1/25	3,825	4,406
					456,444
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,785	3,067
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	980	1,078
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/21	800	806
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/22	375	394
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	825
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,281
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,185
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	185	190

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	500	514
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	569
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,285	1,380
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	140	150
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	432
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	578
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	840
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	213
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,161
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	234
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	602
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	580
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	207
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	896
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	958
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,158
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/24	4,805	5,470
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	6,585	7,175
				31,943
Tennessee (1.7%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,183
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/21	2,500	2,571
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/22	2,015	2,171
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	646
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.030%	2/1/21	2,840	2,840
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,075	1,095
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,347
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	997
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,500	3,874
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,810	3,108
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,035	1,042
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	3,545	3,726
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	1,137
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,100	1,337
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,335	1,364
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	960	1,002
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	145	154
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,082
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,504
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,399
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,952
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	2,201
	Knox County TN GO	5.000%	6/1/25	1,375	1,656
	Memphis TN	0.110%	3/4/21	17,242	17,242
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/24	775	915
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	600	760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/27	435	564
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	786
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/26	665	839
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/27	750	971
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/22	5,280	5,379
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	425	435
	Metropolitan Government of Nashville & Davidson County TN	0.160%	2/18/21	25,000	25,001
	Metropolitan Government of Nashville & Davidson County TN	0.160%	2/18/21	25,000	25,001
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	21,100
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	3,945	4,218
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	46,420	51,854
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,375	28,238
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	14,485	16,181
	Metropolitan Government of Nashville & Davidson Water & Sewer Revenue	0.120%	4/8/21	12,500	12,500
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,202
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	1,055
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,275
	Public Building Authority of Blount County Tennessee Lease Revenue VRDO	0.010%	2/1/21	11,400	11,400
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,350	1,365
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,335
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	31,540	31,540
	Shelby County TN GO	5.000%	4/1/25	4,710	5,645
	Sullivan County TN GO	5.000%	5/1/21	2,705	2,738
	Sullivan County TN GO	5.000%	5/1/22	2,745	2,912
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,304
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	7/1/24	59,525	69,212
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/21	8,535	8,535
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	13,385	13,770
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	2,195	2,296
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,585	1,706
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,725	6,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	3,185
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,200	7,196
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	1,845	2,250
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	2/1/23	93,880	101,011
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	8/1/25	16,415	18,930
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	770	814
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	2,970	3,259
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	1,485	1,582
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,945	3,320
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,250	5,824
	Washington County TN GO	4.000%	6/1/21	2,030	2,056
	Washington County TN GO	4.000%	6/1/23	2,050	2,232
	Wilson County TN GO	5.000%	4/1/24	3,420	3,938
					574,438
Texas (10.6%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	6,121
	Alamo Community College District GO	5.000%	8/15/24	12,260	14,324
	Alamo Community College District GO	5.000%	8/15/25	8,255	10,014
	Aldine Independent School District GO	5.000%	2/15/25	350	417
	Aledo Independent School District GO	5.000%	2/15/26	825	1,014
	Aledo Independent School District GO	5.000%	2/15/27	1,000	1,265
	Alief Independent School District GO	5.000%	2/15/25	2,595	3,089
	Alief Independent School District GO	5.000%	2/15/26	1,300	1,605
	Allen Independent School District GO	5.000%	2/15/25	1,000	1,145
	Allen Independent School District GO	5.000%	2/15/25	1,150	1,370
	Alvin TX Independent School District GO	5.000%	2/15/26	400	494
	Alvin TX Independent School District GO	5.000%	2/15/27	250	318
	Alvin TX Independent School District GO	5.000%	2/15/28	500	653
	Alvin TX Independent School District GO	5.000%	2/15/28	50	62
	Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,555	9,653
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,944
	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,275
[7]	Amarillo TX GO	4.000%	2/15/27	1,750	2,116
[7]	Amarillo TX GO	4.000%	2/15/28	1,825	2,253
[7]	Amarillo TX GO	4.000%	2/15/29	1,900	2,386
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	335	358
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	213
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	378
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	233
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	482
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	246
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	665
	Arlington TX GO	4.000%	8/15/23	2,925	3,210
	Arlington TX GO	5.000%	8/15/24	2,925	3,420
	Arlington TX GO	5.000%	8/15/24	2,795	3,268
	Arlington TX GO	5.000%	8/15/25	2,925	3,554
	Arlington TX GO	5.000%	8/15/25	2,795	3,396
	Arlington TX GO	5.000%	8/15/26	2,920	3,670
	Arlington TX Independent School District GO	5.000%	2/15/24	2,615	2,994
	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,707
	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,539
	Arlington TX Special Tax Revenue	3.000%	2/15/21	750	751
	Arlington TX Special Tax Revenue	4.000%	2/15/22	750	777
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	979
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,610
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,220	1,449
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,110	1,308
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	259
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	269
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	252
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	347
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	665	794
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	650	793
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	1,052
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	1,000	1,071
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	223
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	232
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	308
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,214
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/22	400	409
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	786
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	750	803
	Austin Independent School District GO	5.000%	8/1/24	1,360	1,588
	Austin Independent School District GO	5.000%	8/1/25	1,775	2,155
	Austin Independent School District GO	5.000%	8/1/26	3,095	3,889
	Austin Independent School District GO	5.000%	8/1/26	9,690	12,175
	Austin TX GO	5.000%	9/1/22	11,740	12,648
	Austin TX GO	5.000%	9/1/26	1,250	1,571
	Austin TX GO	5.000%	9/1/26	1,000	1,257
	Austin TX GO	5.000%	11/1/26	1,485	1,875
	Austin TX GO	5.000%	11/1/27	1,835	2,383
	Austin TX GO	5.000%	9/1/28	1,650	2,190
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	531

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	109
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	3,380	4,271
Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	530
Barbers Hill Independent School District GO	5.000%	2/15/26	1,735	2,141
Beaumont Independent School District GO	5.000%	2/15/23	3,945	4,329
Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,747
Beaumont Independent School District GO	5.000%	2/15/25	4,360	5,184
Bedford TX GO	5.000%	2/1/22	2,515	2,637
Bedford TX GO	5.000%	2/1/23	2,635	2,883
Bedford TX GO	5.000%	2/1/24	2,775	3,161
Bedford TX GO	5.000%	2/1/25	2,920	3,453
Bexar County Hospital District GO	5.000%	2/15/21	2,125	2,129
Bexar County Hospital District GO	5.000%	2/15/22	1,555	1,633
Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,695
Bexar County Hospital District GO	5.000%	2/15/24	2,015	2,303
Bexar County Hospital District GO	5.000%	2/15/24	1,185	1,355
Bexar County Hospital District GO	5.000%	2/15/25	1,395	1,657
Bexar County Hospital District GO	5.000%	2/15/26	4,040	4,975
Bexar County TX GO	5.000%	6/15/24	350	406
Bexar County TX GO	5.000%	6/15/24	1,000	1,160
Bexar County TX GO	5.000%	6/15/25	1,560	1,881
Bexar County TX GO	5.000%	6/15/26	2,240	2,796
Bexar County TX GO	5.000%	6/15/27	1,165	1,497
Board of Regents of the University of Texas System College & University Revenue VRDO	0.020%	2/4/21	9,145	9,145
Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,328
Brazosport Independent School District GO	5.000%	2/15/26	1,705	2,107
Brazosport Independent School District GO	5.000%	2/15/27	450	573
Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/21	1,000	1,028
Calhoun County Independent School District GO	5.000%	2/15/24	3,900	4,453
Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	8/1/21	6,875	6,930
Carrollton TX GO	5.000%	8/15/25	1,225	1,482
Carrollton TX GO	5.000%	8/15/26	1,200	1,500
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	225	234
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	2,615	2,723
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	75	78
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,892
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,269
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	130
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	151
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	459
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	413
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,500	3,546
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	4,700	5,397
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	8,365	8,295
[12]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/22	1,920	1,914
	Clear Creek Independent School District GO	5.000%	2/15/24	440	504
	Clear Creek Independent School District GO PUT	2.150%	8/16/21	8,050	8,134
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,675
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,504
	College Station TX GO	5.000%	2/15/22	1,650	1,733
	College Station TX GO	5.000%	2/15/23	1,735	1,905
	College Station TX GO	5.000%	2/15/24	3,655	4,183
	Collin County Community College District GO	5.000%	8/15/24	2,185	2,558
	Collin County Community College District GO	5.000%	8/15/25	1,750	2,130
	Collin County Community College District GO	5.000%	8/15/26	2,765	3,483
	Collin County Community College District GO	5.000%	8/15/27	2,000	2,596
	Collin County Community College District GO	5.000%	8/15/28	1,000	1,331
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/22	1,000	1,044
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,495	1,633
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,847
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,246
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/27	1,835	2,309
	Comal Independent School District GO	5.000%	2/1/27	4,385	5,581
	Conroe Independent School District GO	5.000%	2/15/21	3,380	3,386
	Conroe Independent School District GO	5.000%	2/15/25	2,575	3,068
	Conroe Independent School District GO	5.000%	2/15/25	4,490	5,349
	Conroe Independent School District GO	5.000%	2/15/26	3,495	4,315
	Conroe Independent School District GO	5.000%	2/15/27	5,535	6,794
	Conroe TX GO	5.000%	11/15/24	1,415	1,665
	Coppell Independent School District GO	5.000%	8/15/22	1,000	1,075
	Coppell Independent School District GO	5.000%	8/15/25	5,995	7,272
	Corpus Christi TX GO	5.000%	3/1/26	1,800	2,214
	Corpus Christi TX GO	5.000%	3/1/26	70	83
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,842
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/22	5,000	5,254
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	4,000	4,941
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	150	191
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,545	4,515
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,685	4,822
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	6,120	6,183
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	930	940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,750	5,837
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,825	5,913
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,625	10,786
	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/21	1,395	1,397
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	590	614
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	152
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	680
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,272
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	325
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	2,800	3,432
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	750	919
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26	1,000	1,265
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,384
	Dallas County Community College District GO	5.000%	2/15/25	3,270	3,869
	Dallas County Utility & Reclamation District GO	5.000%	2/15/21	7,230	7,242
	Dallas County Utility & Reclamation District GO	5.000%	2/15/22	5,365	5,621
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,514
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,093
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	4,045	4,186
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	152
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,125	2,495
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,500	3,133
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,000	6,428
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	6,106
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.510%	7/1/23	3,750	3,835
	Dallas Independent School District GO	4.000%	8/15/25	1,190	1,259
	Dallas Independent School District GO	5.000%	2/15/26	4,000	4,016
	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,377
	Dallas Independent School District GO	4.000%	8/15/26	2,860	3,023
	Dallas Independent School District GO PUT	5.000%	2/15/22	8,835	9,268
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	8,800	9,242
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	310	326
	Dallas Independent School District GO, Prere.	5.000%	2/15/36	2,815	2,956
	Dallas TX GO	5.000%	2/15/23	1,440	1,511
[1]	Dallas TX GO	5.000%	2/15/23	3,400	3,731
[1]	Dallas TX GO	5.000%	2/15/23	10,875	11,935
	Dallas TX GO	5.000%	2/15/24	1,280	1,465
	Dallas TX GO	5.000%	2/15/24	6,280	7,185
	Dallas TX GO	5.000%	2/15/24	7,700	8,810
	Dallas TX GO	5.000%	2/15/25	9,000	10,705
	Dallas TX GO	5.000%	2/15/25	7,700	9,159
	Dallas TX GO	5.000%	2/15/26	3,800	4,330
	Dallas TX GO	5.000%	2/15/26	3,410	4,199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dallas TX GO	5.000%	2/15/28	5,540	7,174
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,735	4,386
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,315	3,892
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	2,121
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,500	3,045
Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,806
Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,246
Del Valle Independent School District GO	5.000%	6/15/27	1,000	1,282
Denton County TX GO	5.000%	7/15/24	515	600
Denton County TX GO	5.000%	7/15/25	1,600	1,936
Denton County TX GO	5.000%	7/15/26	1,845	2,310
Denton Independent School District GO	0.000%	8/15/22	5,000	4,985
Denton Independent School District GO	5.000%	8/15/24	2,850	3,330
Denton Independent School District GO	5.000%	8/15/25	1,170	1,389
Denton Independent School District GO PUT	2.000%	8/1/24	4,500	4,757
Denton TX GO	5.000%	2/15/24	1,430	1,634
Dickinson Independent School District GO PUT	1.350%	8/2/21	2,600	2,615
Donna TX Independent School District GO	5.000%	2/15/24	250	286
Donna TX Independent School District GO	5.000%	2/15/25	500	596
Donna TX Independent School District GO	5.000%	2/15/26	500	619
Dripping Springs TX Independent School District GO	5.000%	2/15/26	1,525	1,741
Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	10,275	10,802
Eanes Independent School District GO	5.000%	8/1/25	1,180	1,430
Eanes Independent School District GO	5.000%	8/1/26	2,470	3,097
Ector County Hospital District GO	5.000%	9/15/21	200	205
Ector County Hospital District GO	5.000%	9/15/22	210	223
Ector County Hospital District GO	5.000%	9/15/24	445	505
Ector County Hospital District GO	5.000%	9/15/25	250	292
Ector County Hospital District GO	5.000%	9/15/26	700	837
Ector County Hospital District GO	5.000%	9/15/27	1,070	1,299
El Paso Independent School District GO	5.000%	8/15/25	1,000	1,213
El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,652
El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	2,036
El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,358
El Paso TX GO	5.000%	8/15/21	410	421
El Paso TX GO	5.000%	8/15/21	5,615	5,763
El Paso TX GO	5.000%	8/15/22	400	430
El Paso TX GO	5.000%	8/15/22	435	468
El Paso TX GO	5.000%	8/15/22	2,860	3,075
El Paso TX GO	5.000%	8/15/23	255	286
El Paso TX GO	5.000%	8/15/24	135	158
El Paso TX GO	5.000%	8/15/24	350	409
El Paso TX GO	5.000%	8/15/24	480	561
El Paso TX GO	5.000%	8/15/25	600	728
El Paso TX GO	5.000%	8/15/25	2,210	2,681
El Paso TX GO	5.000%	8/15/25	1,005	1,219
El Paso TX GO	5.000%	8/15/26	1,010	1,266
El Paso TX GO	5.000%	8/15/26	1,110	1,391
El Paso TX GO	5.000%	8/15/26	685	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	5.000%	8/15/27	715	921
	El Paso TX GO	5.000%	8/15/27	50	58
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/21	1,750	1,756
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/21	1,010	1,014
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	1,140	1,200
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	3,095	3,677
	El Paso TX Water & Sewer Water Revenue, Prere.	5.000%	3/1/22	2,500	2,632
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	265	273
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	105	108
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	580	612
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	672
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	39
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	285
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	369
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	733
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	74
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	195
	Fort Bend County TX GO	5.000%	3/1/21	2,020	2,028
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,403
	Fort Bend County TX GO	5.000%	3/1/24	2,270	2,602
	Fort Bend County TX GO	5.000%	3/1/24	190	218
	Fort Bend County TX GO	5.000%	3/1/24	500	573
	Fort Bend County TX GO	5.000%	3/1/25	2,785	3,316
	Fort Bend County TX GO	5.000%	3/1/25	200	238
	Fort Bend County TX GO	5.000%	3/1/25	500	595
	Fort Bend County TX GO	5.000%	3/1/26	425	524
	Fort Bend County TX GO	5.000%	3/1/26	720	888
	Fort Bend County TX GO	5.000%	3/1/27	250	317
	Fort Bend County TX GO	5.000%	3/1/27	500	635
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/22	200	210
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	219
	Fort Bend Independent School District GO	5.000%	2/15/21	4,855	4,864
	Fort Bend Independent School District GO	5.000%	2/15/25	2,500	2,984
	Fort Bend Independent School District GO	5.000%	8/15/25	2,215	2,695
	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,217
	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,673
	Fort Bend Independent School District GO	5.000%	8/15/26	3,000	3,778
	Fort Bend Independent School District GO	5.000%	8/15/26	750	944
	Fort Bend Independent School District GO PUT	1.500%	8/1/21	10,280	10,346
	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,565	10,827
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,750	3,799
	Fort Worth Independent School District GO	5.000%	2/15/23	850	933
	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,912
	Fort Worth Independent School District GO	5.000%	2/15/24	1,500	1,718
	Fort Worth Independent School District GO	5.000%	2/15/25	1,070	1,276
	Fort Worth Independent School District GO	5.000%	2/15/25	1,820	2,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,496
	Fort Worth Independent School District GO	5.000%	2/15/26	1,500	1,854
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	6,220
	Fort Worth Independent School District GO	5.000%	2/15/27	895	1,100
	Fort Worth TX GO	5.000%	3/1/21	10,060	10,099
	Fort Worth TX GO	5.000%	3/1/25	4,535	5,404
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/21	1,585	1,588
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/24	1,940	2,222
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,305
[7]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,608
[7]	Friendswood Independent School District GO	4.000%	2/15/26	1,410	1,666
[7]	Friendswood Independent School District GO	4.000%	2/15/27	625	758
[7]	Friendswood Independent School District GO	4.000%	2/15/28	645	798
	Frisco Independent School District GO	5.000%	8/15/24	1,535	1,650
	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,476
	Frisco Independent School District GO	5.000%	8/15/25	1,900	2,304
	Frisco Independent School District GO	5.000%	8/15/25	2,640	3,201
	Frisco Independent School District GO	5.000%	8/15/26	1,830	2,294
	Frisco Independent School District GO	4.000%	2/15/27	7,260	8,799
	Frisco Independent School District GO	4.000%	2/15/28	5,690	7,035
	Frisco TX GO	5.000%	2/15/21	8,890	8,906
	Frisco TX GO	5.000%	2/15/24	10,000	10,990
	Frisco TX GO, ETM	5.000%	2/15/21	4,295	4,303
	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,200
	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,888
	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,210
	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,502
	Galveston County TX GO	4.000%	2/1/21	1,000	1,000
	Galveston County TX GO	4.000%	2/1/22	1,110	1,153
	Galveston County TX GO	4.000%	2/1/23	840	903
	Galveston County TX GO	4.000%	2/1/24	1,000	1,110
	Galveston County TX GO	4.000%	2/1/25	1,085	1,241
	Garland Independent School District GO, Prere.	5.000%	2/15/21	3,815	3,822
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	857
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	750	916
	Garland TX GO	5.000%	2/15/25	800	950
	Garland TX GO	5.000%	2/15/26	690	849
	Georgetown Independent School District GO PUT	2.750%	8/1/22	7,750	8,038
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,867
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,415	1,684
	Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,941
	Goose Creek Consolidated Independent School District GO PUT	0.270%	10/1/21	5,500	5,503
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,088
	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,351
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	198,807

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	26,520	29,455
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,129
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	10,632
Grand Prairie Independent School District GO	5.000%	2/15/21	1,500	1,503
Grapevine-Colleyville Independent School District GO	4.000%	8/15/21	200	204
Grapevine-Colleyville Independent School District GO	5.000%	8/15/25	1,450	1,487
Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,815
Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	0.010%	2/1/21	17,215	17,215
Hallsville TX Independent School District GO	5.000%	2/15/24	1,895	2,161
Hallsville TX Independent School District GO	5.000%	2/15/25	2,515	2,977
Hallsville TX Independent School District GO	5.000%	2/15/26	1,490	1,826
Hallsville TX Independent School District GO	5.000%	2/15/27	4,000	5,048
Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,721
Harlandale Independent School District GO PUT	0.750%	3/1/21	7,250	7,253
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/21	760	788
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	650
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	858
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,203
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,125
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,629
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,950	3,053
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	532
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,560	2,760
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,078
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,070	2,227
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,087
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,406
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,697
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,442
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,337
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,878
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,000	6,091
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,000	10,033
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/21	4,000	4,005
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/22	3,400	3,674
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/22	1,320	1,430
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	8,650	10,148
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,706
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/26	13,215	16,573
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/26	3,500	4,400
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.460%	6/1/22	6,500	6,477
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	25,455	25,455
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,401
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	8,845
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,869
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	3,117
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	11,745	11,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	15,000	15,000
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,235	1,291
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,183
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	3,170
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/28	2,500	3,255
	Harris County TX GO	5.000%	10/1/22	10,025	10,840
	Harris County TX GO	5.000%	10/1/23	8,575	9,272
	Harris County TX GO	5.000%	10/1/23	3,950	4,271
	Harris County TX GO	5.000%	10/1/24	9,000	9,728
	Harris County TX GO	5.000%	10/1/24	6,580	7,734
	Harris County TX GO	5.000%	10/1/24	3,315	3,896
	Harris County TX GO	5.000%	10/1/25	1,800	2,197
	Harris County TX GO	5.000%	10/1/25	1,140	1,391
	Harris County TX GO	5.000%	10/1/26	1,360	1,663
	Harris County TX GO	5.000%	10/1/27	5,030	6,505
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	12,886
	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	990
[6]	Hays County TX	2.500%	9/15/25	255	263
	Hays County TX GO	5.000%	2/15/21	850	852
	Hays County TX GO	5.000%	2/15/21	285	286
	Hays County TX GO	5.000%	2/15/23	1,120	1,228
	Hays County TX GO	5.000%	2/15/23	840	921
	Hays County TX GO	5.000%	2/15/24	1,035	1,182
	Hays County TX GO	5.000%	2/15/24	840	959
	Hays County TX GO	5.000%	2/15/25	1,265	1,500
	Hays County TX GO	5.000%	2/15/25	850	1,008
	Hays County TX GO	5.000%	2/15/26	1,600	1,965
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/22	400	424
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	384
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	502
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	525	635
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	1,120
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,207
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	3,327
	Houston Community College System GO	5.000%	2/15/25	1,655	1,969
	Houston Community College System GO	5.000%	2/15/26	800	985
[7]	Houston Community College System GO	5.000%	2/15/26	3,005	3,697
[7]	Houston Community College System GO	5.000%	2/15/26	3,000	3,691
	Houston Community College System GO	5.000%	2/15/27	2,870	3,645
[7]	Houston Community College System GO	5.000%	2/15/27	2,655	3,369
[7]	Houston Community College System GO	5.000%	2/15/27	4,450	5,647
[7]	Houston Community College System GO	5.000%	2/15/28	1,570	2,044
[7]	Houston Community College System GO	5.000%	2/15/28	1,235	1,608
	Houston Independent School District GO	5.000%	2/15/24	20,455	23,424
	Houston Independent School District GO	5.000%	2/15/25	8,525	10,148
	Houston Independent School District GO PUT	2.400%	6/1/21	3,000	3,022
	Houston Independent School District GO PUT	2.250%	6/1/22	4,925	5,055
	Houston Independent School District GO PUT	2.250%	6/2/22	21,125	21,683
	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	12,720
	Houston Independent School District GO PUT	2.400%	6/1/36	3,400	3,425
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	200	213
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,662
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	3,535	4,243
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,725	2,070
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,250	2,787
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,000	3,812
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,405	3,122
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,700	1,816
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.030%	2/4/21	24,750	24,750
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	5,075	5,146
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,530
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	7,953
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	8,426
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	295
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	2,060	2,432
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,425	1,746
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	4,000	5,199
[3]	Houston TX Combined Utility System Water Revenue PUT, 70% of 1M USD LIBOR + 0.360%	0.446%	2/18/21	52,650	52,653
	Houston TX GO	5.000%	3/1/21	2,500	2,510
	Houston TX GO	5.000%	3/1/24	2,315	2,657
	Houston TX GO	5.000%	3/1/24	10,000	11,479
	Houston TX GO	5.000%	3/1/25	5,000	5,962
	Houston TX GO	5.000%	3/1/26	3,530	4,359
	Houston TX GO, Prere.	5.000%	3/1/22	1,000	1,053
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/21	1,500	1,528
	Humble Independent School District GO	5.500%	2/15/25	1,630	1,968
	Humble Independent School District GO	4.000%	2/15/26	4,000	4,568
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,645	1,911
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,286
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,250	5,124
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,250	1,518
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,375	1,670
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/21	250	258
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	250	270
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	393
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	599
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	603
[3]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.140%	4/15/23	1,550	1,537
	Irving Independent School District GO	5.000%	2/15/25	1,750	2,084
	Irving TX GO	5.000%	9/15/25	3,090	3,760
	Irving TX GO	5.000%	9/15/26	3,150	3,957
	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	2,184
	Katy Independent School District GO	5.000%	2/15/21	2,185	2,189
	Katy Independent School District GO	4.000%	2/15/24	410	441
	Katy Independent School District GO	4.000%	2/15/25	1,000	1,076
[3]	Katy Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	0.365%	2/8/21	14,350	14,350
	Kaufman County TX GO	5.000%	2/15/25	255	303
	Kaufman County TX GO	5.000%	2/15/25	125	149
	Kaufman County TX GO	5.000%	2/15/26	200	246
	Kaufman County TX GO	5.000%	2/15/26	165	203
	Kaufman County TX GO	5.000%	2/15/27	200	254
	Kaufman County TX GO	5.000%	2/15/27	175	222
	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	7,430
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/21	800	818
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,065
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	282
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	389
	Klein Independent School District GO	5.000%	8/1/21	7,560	7,745
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,363
	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,274
	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,999
	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,830
	Lake Travis Independent School District GO PUT	2.625%	2/15/22	4,340	4,446
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	518
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,045
	Lamar Consolidated Independent School District GO	5.000%	2/15/21	2,340	2,344
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	3,175	3,331
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,070	2,466
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/22	270	284

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	280
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	136
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	258
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	338
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	278
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	537
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	425	551
Leander Independent School District GO	0.000%	8/16/21	5,395	5,391
Leander Independent School District GO	0.000%	8/16/22	9,615	9,587
Leander Independent School District GO	0.000%	8/16/23	8,500	8,444
Leander Independent School District GO	5.000%	8/15/24	850	993
Leander Independent School District GO	5.000%	8/15/25	2,860	3,469
Leander Independent School District GO	5.000%	8/15/27	5,320	6,653
Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	382
Lewisville Independent School District GO	5.000%	8/15/22	2,605	2,800
Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,166
Lewisville Independent School District GO	5.000%	8/15/26	1,605	2,015
Lewisville Independent School District GO	5.000%	8/15/26	3,245	3,780
Lewisville Independent School District GO	5.000%	8/15/26	2,500	3,139
Little Elm Independent School District GO PUT	0.680%	8/15/22	2,250	2,250
Lone Star College System GO	5.000%	2/15/22	6,085	6,394
Longview Independent School District GO	5.000%	2/15/26	275	339
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	531
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,108
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	388
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,200
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	577
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,020	1,221
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	599
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	430	515
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,915
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,478
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,000	1,239
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,364
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	4,086
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,000	1,275
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	653

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lower Colorado River Authority Lease Revenue	5.000%	5/15/21	1,265	1,283
Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	7,645	7,751
Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	6,155	6,538
Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,257
Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,100	1,168
Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	6,025	6,390
Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,720
Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,200
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,570
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,908
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,177
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	1,135	1,359
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,831
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	7,862
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	5,105	5,408
Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,363
Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,769
Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,982
Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue VRDO	0.010%	2/1/21	6,230	6,230
Lubbock County TX GO	4.000%	2/15/28	2,090	2,584
Lubbock TX GO	5.000%	2/15/21	900	902
Lubbock TX GO	5.000%	2/15/22	645	678
Lubbock TX GO	5.000%	2/15/25	3,160	3,610
Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/26	400	494
Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/27	350	445
Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	457
Mainland College GO	5.000%	8/15/22	625	671
Mainland College GO	5.000%	8/15/23	500	559
Mainland College GO	5.000%	8/15/24	280	326
Mainland College GO	5.000%	8/15/25	350	422
Mainland College GO	5.000%	8/15/26	400	498
Mainland College GO	5.000%	8/15/27	500	640
Manor Independent School District GO	5.000%	8/1/25	1,100	1,329
Manor Independent School District GO	5.000%	8/1/26	840	1,049
Manor Independent School District GO	5.000%	8/1/27	1,255	1,612
Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,827
Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,633
Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mansfield Independent School District GO PUT	2.500%	8/1/21	4,625	4,678
	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,908
	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,551
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,330	3,592
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,010	3,247
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	4,440	4,789
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	2,885	3,112
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	590	606
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	614
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	533
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	676
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,321
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,525
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,560	1,903
	Midlothian Independent School District GO	5.000%	2/15/24	500	572
	Midlothian Independent School District GO	5.000%	2/15/25	370	440
	Midlothian Independent School District GO	5.000%	2/15/26	550	677
	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,751
	Midlothian Independent School District GO	5.000%	2/15/27	700	886
	Midlothian Independent School District GO	5.000%	2/15/27	2,425	3,070
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,448
	Midway Independent School District GO	5.000%	8/15/26	750	940
	Midway Independent School District GO	5.000%	8/15/27	500	645
	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	630	793
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	278
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	575
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	892
	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,316
	Nederland Independent School District GO	5.000%	8/15/25	1,875	2,261
	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,451
	New Caney Independent School District GO PUT	3.000%	8/15/21	8,275	8,399
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	3,195
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	3,056
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	831
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	926
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	715
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,212
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,660
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/21	310	312
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/22	215	224
[2,6]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	6,500	6,500
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,078
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,121
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	809
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	963
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,221
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,436
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,390
	North East TX Independent School District GO	5.250%	2/1/24	1,100	1,264
	North East TX Independent School District GO	5.000%	8/1/25	400	484
	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,434
	North East TX Independent School District GO	5.000%	8/1/26	400	500
	North East TX Independent School District GO PUT	1.420%	8/1/21	6,640	6,679
	North East TX Independent School District GO PUT	2.375%	8/1/22	5,735	5,916
	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	15,825
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	876
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	822
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	2,530	3,170
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	4,426
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/28	3,595	4,731
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	874
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,450	1,747

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	1,000	1,051
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	500	608
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	500	628
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	725	937
North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	6,765	7,061
North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,675	1,748
North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,640	2,755
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,089
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	7,395
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,815	3,066
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,493
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,465	5,952
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,150	1,304
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	4,944
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,385	5,858
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,590
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	5,500
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	7,364
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,045	4,404
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,070	2,442
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,985	7,042
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15,760	17,873
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,950	3,210
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,135	1,345
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,282
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	23,292
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,936
North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/22	11,095	11,586
Northside Independent School District GO	5.000%	8/15/24	925	1,081
Northside Independent School District GO	5.000%	8/15/24	770	900
Northside Independent School District GO	5.000%	8/15/24	750	877
Northside Independent School District GO	5.000%	2/15/25	3,520	4,024
Northside Independent School District GO	5.000%	8/15/25	1,280	1,555

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northside Independent School District GO	5.000%	8/15/25	1,155	1,403
Northside Independent School District GO	5.000%	8/15/25	1,000	1,215
Northside Independent School District GO	4.000%	8/15/26	3,000	3,604
Northside Independent School District GO	5.000%	8/15/26	970	1,218
Northside Independent School District GO PUT	1.750%	2/18/21	11,615	11,641
Northside Independent School District GO PUT	2.000%	6/1/21	1,900	1,911
Northside Independent School District GO PUT	2.750%	8/1/23	17,340	18,338
Northside Independent School District GO PUT	1.600%	8/1/24	16,635	17,264
Northside Independent School District GO PUT	0.700%	6/1/25	11,000	11,150
Odessa Junior College District GO	5.000%	8/15/23	500	558
Odessa Junior College District GO	5.000%	8/15/25	610	735
Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/21	1,000	1,034
Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,596
Pearland Independent School District GO	5.000%	2/15/24	835	955
Pearland TX GO	5.000%	3/1/21	815	818
Pearland TX GO	5.000%	3/1/22	720	758
Pearland TX GO	5.000%	3/1/23	470	516
Pearland TX GO	5.000%	3/1/24	830	949
Pearland TX GO	5.000%	3/1/25	685	813
Pearland TX GO	5.000%	3/1/26	590	726
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/21	240	247
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/22	160	172
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	415
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	815
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,239
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,266
Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/21	4,175	4,260
Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/22	2,885	3,083
Permanent University Fund - University of Texas System College & University Revenue VRDO	0.010%	2/4/21	23,930	23,930
Pflugerville Independent School District GO	5.000%	2/15/24	1,015	1,162
Pflugerville Independent School District GO	5.000%	2/15/25	1,750	2,083
Pflugerville Independent School District GO	5.000%	2/15/26	1,520	1,876
Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,777
Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,220
Pflugerville TX GO	5.000%	8/1/26	805	1,000
Pflugerville TX GO	5.000%	8/1/26	450	561
Pflugerville TX GO	5.000%	8/1/27	725	923
Pflugerville TX GO	5.000%	8/1/27	655	838
Pflugerville TX GO	5.000%	8/1/28	1,145	1,503
Pflugerville TX GO	5.000%	8/1/28	500	656
Plainview Independent School District GO	5.000%	2/15/24	1,155	1,320
Plainview Independent School District GO	5.000%	2/15/25	995	1,180
Plainview Independent School District GO	5.000%	2/15/26	545	669
Plainview Independent School District GO	5.000%	2/15/27	655	828
Plano Independent School District GO	5.000%	2/15/25	5,050	6,011
Plano Independent School District GO	4.000%	2/15/26	1,860	1,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Arthur Independent School District GO	5.000%	2/15/24	555	632
	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,642
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/21	8,945	9,232
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/22	2,725	2,943
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/26	2,750	3,461
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/27	3,000	3,880
	Prosper Independent School District GO	5.000%	2/15/21	1,190	1,192
	Prosper Independent School District GO	5.000%	2/15/26	1,065	1,311
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	0.040%	2/3/21	16,050	16,050
	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,498
	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,879
	Rockland County TX GO	5.000%	2/1/23	205	224
	Rockland County TX GO	5.000%	2/1/25	535	635
	Rockland County TX GO	5.000%	2/1/26	550	677
	Rockland County TX GO	5.000%	2/1/27	800	1,014
	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,784
	Rockwall TX GO	5.000%	8/1/21	800	819
	Rockwall TX GO	5.000%	8/1/22	2,780	2,981
	Rockwall TX GO	5.000%	8/1/23	1,660	1,852
	Round Rock Independent School District GO	5.000%	8/1/23	3,900	4,367
	Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,714
	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,213
	Round Rock Independent School District GO	5.000%	8/1/25	2,845	3,442
	Round Rock Independent School District GO	5.000%	8/1/25	7,000	8,493
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,875
	Round Rock Independent School District GO	5.000%	8/1/26	5,030	6,314
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,920
	Round Rock Independent School District GO	5.000%	8/1/27	5,000	6,456
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	4,340
[5]	Round Rock Independent School District GO PUT, 6.000% coupon rate effective 8/1/21	1.500%	8/1/21	3,700	3,724
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	7,120	7,305
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	335	361
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	8,298
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,760	6,983
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	6/1/21	13,625	13,707
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	12,675	13,265
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	23,743
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	9,085	9,560
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	3,350	3,464
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/45	13,865	14,528
[2,6]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.070%	2/4/21	12,700	12,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/21	5,450	5,450
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	4,000	4,195
	San Antonio TX GO	5.000%	2/1/25	4,495	5,147
	San Antonio TX GO	5.000%	8/1/26	140	175
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,025
	San Antonio TX GO, Prere.	5.000%	8/1/21	4,735	4,851
	San Antonio TX GO, Prere.	4.000%	8/1/22	1,250	1,323
	San Antonio TX GO, Prere.	4.000%	8/1/22	9,000	9,524
	San Antonio TX Independent School District GO	5.000%	2/15/26	9,505	11,336
	San Antonio Water System Water Revenue	5.000%	5/15/21	1,000	1,014
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	781
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,315	1,659
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	40,000	40,546
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	12,250	12,634
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,705	9,356
	San Jacinto Community College District GO	5.000%	2/15/24	500	570
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,184
	San Jacinto Community College District GO	5.000%	2/15/26	1,125	1,379
[7]	San Jacinto Community College District GO	5.000%	2/15/27	550	698
[7]	San Jacinto Community College District GO	5.000%	2/15/28	560	729
	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	4,197
	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,578
	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,369
	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,741
	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,185
	Socorro Independent School District GO	5.000%	8/15/25	600	724
	Southside Independent School District GO	5.000%	8/15/23	300	336
	Southside Independent School District GO	5.000%	8/15/24	250	291
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	3,950	4,250
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	786
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	584
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,999
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,236
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	355	381
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	200
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	391
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	215
	Southwest Independent School District GO	4.000%	2/1/25	570	654
	Southwest Independent School District GO	4.000%	2/1/26	500	591
	Southwest Independent School District GO	5.000%	2/1/27	650	823
	Spring Branch Independent School District GO	5.000%	2/1/25	1,290	1,536
	Spring Branch Independent School District GO	5.000%	2/1/26	1,745	2,155
	Spring Branch Independent School District GO	5.000%	2/1/26	2,355	2,908
	Spring Branch Independent School District GO	5.000%	2/1/27	3,000	3,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	4,118
	Spring Branch Independent School District GO PUT	1.550%	2/16/21	5,500	5,503
	Spring Independent School District GO	5.000%	8/15/25	500	607
	Spring Independent School District GO	5.000%	8/15/26	1,300	1,567
	Spring Independent School District GO	5.000%	8/15/26	500	627
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,531
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,546
	Sugar Land TX GO	3.000%	2/15/21	400	400
	Sugar Land TX GO	5.000%	2/15/22	250	263
	Sugar Land TX GO	5.000%	2/15/23	370	406
	Sugar Land TX GO	5.000%	2/15/24	500	571
	Sugar Land TX GO	5.000%	2/15/25	500	594
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,105	1,127
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,200	1,232
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	2,400	2,474
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	933
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	833
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,248
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,757
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,000	3,365
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	4,316
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	504
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	627
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,344
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.430%	2/1/21	47,305	47,334
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	11,450	11,450
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/1/21	16,200	16,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	23,750	23,750
	Tarrant Regional Water District Water Revenue	5.000%	3/1/21	1,050	1,054
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	5,471
	Texas City Independent School District GO	4.000%	2/15/25	1,930	2,203
	Texas City TX Independent School District GO	5.000%	8/15/22	275	296
	Texas City TX Independent School District GO	5.000%	8/15/23	590	660
	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,921
	Texas City TX Independent School District GO	5.000%	8/15/27	3,700	4,747
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	9,995	11,455
	Texas GO	5.000%	4/1/21	3,505	3,533
	Texas GO	5.000%	10/1/21	15,045	15,536
	Texas GO	5.000%	8/1/22	965	1,036
	Texas GO	5.000%	10/1/22	17,095	18,487
	Texas GO	5.000%	8/1/24	945	968
	Texas GO	5.000%	10/1/24	9,655	11,352
	Texas GO	5.000%	4/1/25	4,065	4,870
	Texas GO	5.000%	8/1/25	2,000	2,427
	Texas GO	5.000%	8/1/25	950	973
	Texas GO	5.000%	8/1/25	2,875	3,365
	Texas GO	5.000%	8/1/25	2,510	3,045
	Texas GO	5.000%	10/1/26	3,825	4,496
	Texas GO	5.000%	10/1/27	4,285	4,927
	Texas GO PUT	1.850%	3/1/21	900	901
	Texas GO PUT	2.250%	3/1/21	5,100	5,108
[3]	Texas GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.340%	4/1/21	92,100	92,211
	Texas GO VRDO	0.040%	2/3/21	31,905	31,905
	Texas GO VRDO	0.040%	2/3/21	12,985	12,985
[2]	Texas GO VRDO	0.070%	2/3/21	7,615	7,615
	Texas GO VRDO	0.070%	2/3/21	13,325	13,325
	Texas GO VRDO	0.070%	2/3/21	20,000	20,000
	Texas GO, Prere.	5.000%	8/1/21	55	56
	Texas GO, Prere.	5.000%	4/1/22	11,995	12,677
	Texas GO, Prere.	5.000%	4/1/24	10,115	11,652
	Texas GO, Prere.	5.000%	4/1/24	7,525	8,669
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	2,125	2,240
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	565	586
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	2,820	3,117
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,320	1,429
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,650	1,860
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,445	1,596
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,525	1,781
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,698
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,500	8,270
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,965	2,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	25	28
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	4,850	6,138
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,690	4,054
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,635	7,274
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	3,515	3,992
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	805	950
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,626
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	17,175	20,547
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	500	502
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	810	813
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	420	422
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	450	452
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/21	1,250	1,296
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	783
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	2,042
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	670	702
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	635
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	685
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,537
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	3,144
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	4,440	4,989
	Texas State University System College & University Revenue	5.000%	3/15/21	2,375	2,389
	Texas State University System College & University Revenue	5.000%	3/15/22	2,000	2,109
	Texas State University System College & University Revenue	5.000%	3/15/23	2,585	2,849
	Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,384
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,960
	Texas State University System College & University Revenue	5.000%	3/15/26	750	860
	Texas State University System College & University Revenue	5.000%	3/15/27	130	154
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	5,073
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	6,037
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,532
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,335	2,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	8,500	8,712
[2]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	0.050%	2/3/21	23,500	23,500
	Texas Water Development Board Water Revenue	5.000%	10/15/22	3,515	3,807
	Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	4,372
	Texas Water Development Board Water Revenue	5.000%	4/15/24	3,230	3,728
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,595	2,995
	Texas Water Development Board Water Revenue	5.000%	8/1/24	4,110	4,799
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,050	2,413
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,880	3,390
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	5,411
	Texas Water Development Board Water Revenue	5.000%	4/15/25	3,145	3,773
	Texas Water Development Board Water Revenue	5.000%	8/1/25	625	758
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,050	7,341
	Texas Water Development Board Water Revenue	5.000%	10/15/27	4,000	5,197
	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,943
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,609
	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,377
	Travis County TX GO	2.000%	3/1/21	5,420	5,428
	Travis County TX GO	2.000%	3/1/22	5,530	5,643
	Travis County TX GO	5.000%	3/1/24	2,750	3,151
	Travis County TX GO	5.000%	3/1/25	5,000	5,958
	Travis County TX GO	5.000%	3/1/26	5,000	6,174
[2,6]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,746
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,222
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	122
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,659
	University of Houston College & University Revenue	5.000%	2/15/21	4,405	4,413
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	7,551
	University of Houston College & University Revenue	5.000%	2/15/25	11,385	13,552
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	7,476
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	11,011
	University of North Texas System College & University Revenue	5.000%	4/15/21	1,750	1,767
	University of North Texas System College & University Revenue	5.000%	4/15/22	1,035	1,094
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,585
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,355
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,152
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,686
	University of Texas System College & University Revenue	5.000%	8/15/25	3,790	4,607
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,580
	Waco Independent School District GO	5.000%	8/15/26	3,840	4,461
	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	1,045
	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	689
[1]	West Travis County Public Utility Agency Water Revenue	3.000%	8/15/21	200	203
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/22	310	333
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,183
	Williamson County TX GO	5.000%	2/15/28	25	30
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,245
	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,207
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,652
	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,214
	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,299
					3,632,711
Utah (0.4%)
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,636
	Davis School District GO	4.000%	6/1/25	4,395	5,026
	Granite School District Board of Education GO	5.000%	6/1/26	3,680	4,593
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	2,500	2,548
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/4/21	22,150	22,150
	University of Utah College & University Revenue	5.000%	8/1/22	1,150	1,234
	University of Utah College & University Revenue	5.000%	8/1/26	475	596
	University of Utah College & University Revenue	5.000%	8/1/26	850	1,067
	University of Utah College & University Revenue	5.000%	8/1/27	500	646
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Payson Power Project)	5.000%	4/1/21	5,320	5,361
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/21	110	111
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/22	100	105
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	175
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	193
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	152
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/24	21,000	23,949
	Utah County UT Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,165	1,181
	Utah GO	5.000%	7/1/24	2,500	2,913
	Utah GO	5.000%	7/1/25	3,000	3,637
	Utah GO	5.000%	7/1/26	9,000	11,290
	Utah GO	5.000%	7/1/27	17,000	21,998
	Utah GO, Prere.	5.000%	1/1/25	9,355	11,077
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	585	595
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	756
	Washington County School District Board of Education GO	5.000%	3/1/24	200	230
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	8,000	8,000
					131,377
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	602
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	619
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/21	360	373
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	698
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	585
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/24	2,445	2,866
					5,743
Virgin Islands (0.0%)
[6]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/21	2,000	2,042
[6]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/22	2,000	2,113
					4,155
Virginia (1.5%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	23,600	23,600
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	444
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	317
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,395
	Arlington County VA GO	5.000%	6/15/23	7,815	8,718
	Arlington County VA GO	5.000%	6/15/24	8,575	9,974
	Arlington County VA GO	5.000%	6/15/25	8,225	9,951
	Arlington County VA GO	5.000%	6/15/26	8,190	10,264
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	8,526
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	14,981
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	65,570
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	1,034
Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	1,016
Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,594
Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/21	6,185	6,386
Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	16,078
Fairfax County VA GO	3.000%	10/1/22	9,555	10,016
Fairfax County VA GO	5.000%	10/1/25	1,505	1,771
Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	11,532
Halifax County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.450%	4/1/22	11,000	11,005
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	35,370	37,750
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	730	781
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	573
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,171
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,945
Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/21	1,250	1,265
Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/23	1,380	1,531
Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/25	1,485	1,787
Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	530	540
Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	857
Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,072
Loudoun County Economic Development Authority Industrial Revenue VRDO	0.050%	2/3/21	14,300	14,300
Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,227
Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	0.050%	2/3/21	18,955	18,955
Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	8,000	8,097
Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,510	3,567
Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,143
Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,720
Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,179
Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,676
Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	385	399
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,070
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	903
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	774
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	2,080
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,178
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	2,800	2,859
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	3,030
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,275
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,675	1,726
[6]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	225	228
	Portsmouth VA GO TOB VRDO	0.040%	7/15/36	990	990
[2]	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	13,035	13,035
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	315
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	710
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	1,040
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	1,109
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,174
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	250	256
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	439
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	750	874
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	5,900	5,900
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	5,000	5,488
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	11,670	13,346
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	17,330	19,820
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	12,973
	Virginia College Building Authority College & University Revenue	5.000%	9/1/21	18,585	19,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,010
[6]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,152
[6]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	970	1,002
[6]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	1,000	1,033
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,000	1,063
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,801
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,925
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	9,415
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/22	3,865	4,172
	Virginia Commonwealth University College & University Revenue	5.000%	11/1/26	2,500	3,138
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	7,331
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/25	3,080	3,739
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/21	6,030	6,090
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,000	1,073
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	16
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,720
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	8,356
	Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	2,995	3,212
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	285	297
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	680
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,447
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,230
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	3,760	3,800
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	4,375	4,488
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,141
					522,633
Washington (1.8%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	2/1/26	1,250	1,309
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.340%	2/16/21	14,575	14,575
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.490%	11/1/22	16,125	16,170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chelan County Public Utility District No 1 Water Revenue VRDO	0.040%	2/3/21	8,495	8,495
Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	2,500	2,956
Clark County School District No. 114 Evergreen GO	5.000%	12/1/25	5,500	6,745
Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	8,237
Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	500	613
Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	1,000	1,265
Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	5,077
Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,719
Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,025	6,264
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	7,045	9,065
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	11,185	13,000
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,655	14,074
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/23	525	573
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	290
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	235	278
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	9/1/23	13,750	14,325
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	9/1/25	12,095	12,886
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/21	200	202
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	129
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	232
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	153
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	526
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	771
King County School District No. 216 Enumclaw GO	5.000%	12/1/21	2,265	2,357
King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,396
King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,788
King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,709
King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	905
King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	196
King County School District No. 414 Lake Washington GO	4.000%	12/1/25	2,840	3,348
King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	638
King County WA GO	5.000%	1/1/25	1,800	1,923
King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County WA Sewer Revenue	5.000%	1/1/26	4,020	4,292
	King County WA Sewer Revenue	5.000%	1/1/26	6,720	7,334
	King County WA Sewer Revenue	5.000%	7/1/27	2,855	3,560
	King County WA Sewer Revenue PUT	2.600%	3/1/21	21,125	21,168
	Lewis & Thurston Counties School District No. 401 Centralia GO	4.000%	12/1/21	575	593
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	386
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	306
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	395
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	567
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	590
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	919
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	750	948
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	590
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,225
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	247
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	525
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/27	1,300	1,604
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/22	1,470	1,546
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/23	2,315	2,472
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/27	2,720	3,262
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	1,000	1,067
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	575
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.050%	2/3/21	18,000	18,000
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,582
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/28	20	23
	Seattle WA GO	5.000%	6/1/22	15,755	16,777
	Seattle WA GO	5.000%	9/1/25	5,015	5,276
	Seattle WA GO	5.000%	6/1/26	4,000	4,813
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	5/1/25	5,000	6,005
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	9/1/25	2,885	3,508
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.330%	2/18/21	24,785	24,786
	Seattle WA Water System Water Revenue	5.000%	5/1/21	1,180	1,194
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	2,057
	Snohomish & Island Counties School District No. 401 Stanwood-Camano GO	5.000%	12/15/25	1,000	1,229
	Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	762
	Snohomish County WA GO	4.000%	12/1/25	3,220	3,500
	Spokane County WA GO	5.000%	12/1/25	800	980
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	799
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	796
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,723
[7]	University of Washington College & University Revenue	5.000%	4/1/22	1,000	1,055
[7]	University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,104
[7]	University of Washington College & University Revenue	5.000%	4/1/24	1,050	1,209
[7]	University of Washington College & University Revenue	5.000%	4/1/25	3,265	3,910
[7]	University of Washington College & University Revenue	5.000%	4/1/26	3,905	4,849
[7]	University of Washington College & University Revenue	5.000%	4/1/27	3,710	4,739
	Washington COP	5.000%	7/1/21	2,870	2,929
[7]	Washington GO	5.000%	6/1/22	1,500	1,590
[7]	Washington GO	5.000%	6/1/23	1,500	1,661
	Washington GO	5.000%	2/1/24	1,585	1,813
[7]	Washington GO	5.000%	6/1/24	1,625	1,875
	Washington GO	5.000%	7/1/24	10,000	10,684
	Washington GO	5.000%	7/1/24	4,480	4,786
	Washington GO	5.000%	8/1/24	13,825	16,133
	Washington GO	5.000%	2/1/25	2,960	3,384
	Washington GO	5.000%	2/1/25	1,100	1,258
[7]	Washington GO	5.000%	6/1/25	3,000	3,598
	Washington GO	4.000%	7/1/25	1,020	1,075
	Washington GO	5.000%	7/1/25	12,500	13,353
	Washington GO	5.000%	8/1/25	9,205	11,164
	Washington GO	5.000%	8/1/25	360	437
	Washington GO	5.000%	8/1/25	5,135	6,228
[7]	Washington GO	5.000%	6/1/26	3,000	3,725
	Washington GO	4.000%	7/1/26	28,260	29,774
	Washington GO	5.000%	7/1/26	2,550	2,722
	Washington GO	5.000%	8/1/26	12,420	15,590
	Washington GO	5.000%	8/1/26	9,015	10,088
[7]	Washington GO	5.000%	6/1/27	2,900	3,714
	Washington GO	4.000%	7/1/29	10,000	10,831
	Washington GO	5.000%	8/1/31	15,015	19,132
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	3,690	3,969
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	5,805	6,239
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/21	800	802
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,017
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	1,000	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	835	874
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,965	2,078
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,850	1,984
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,000	2,176
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	812
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,365	1,592
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,183
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,366
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,639
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	811
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,368
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,739
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	3,085	3,183
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/24	5,500	6,215
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	15,000	17,546
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	14,500	17,503
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.440%	7/1/24	500	499
[2,6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	2/4/21	3,375	3,375
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	1,020	1,058
[2,6]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue TOB VRDO	0.080%	2/4/21	9,500	9,500
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/22	540	559
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	669
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Projects)	2.375%	1/1/26	2,675	2,652
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (SAG Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State University College & University Revenue	5.000%	4/1/21	1,465	1,477
	Washington State University College & University Revenue	5.000%	4/1/22	1,500	1,584
	Washington State University College & University Revenue	5.000%	10/1/22	650	701
	Washington State University College & University Revenue	5.000%	10/1/23	350	393
	Washington State University College & University Revenue	5.000%	10/1/24	585	683
	Washington State University College & University Revenue	5.000%	10/1/27	1,000	1,287
					610,414
West Virginia (0.3%)
[4]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,975
[4]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,890
[4]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,693
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	640	669
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,257
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,870
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	7,804
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,156
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,065	7,285
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,665
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,524
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	4,170
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	774
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,160
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,367
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,854
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	2,125
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,634
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,489
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,726
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,968
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	12,339

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/21	750	765
				91,159
Wisconsin (1.2%)
DeForest WI Area School District GO	5.000%	4/1/21	555	559
DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,892
Madison WI GO	4.000%	10/1/25	8,040	9,452
Mauston School District Miscellaneous Revenue BAN	1.500%	6/30/21	3,000	3,007
Milwaukee WI GO	5.000%	4/1/22	3,715	3,917
Milwaukee WI GO	5.000%	4/1/23	930	1,021
Milwaukee WI GO	5.000%	4/1/23	2,000	2,196
Milwaukee WI GO	5.000%	4/1/24	5,060	5,778
Milwaukee WI GO	4.000%	3/15/25	3,000	3,429
Milwaukee WI GO	5.000%	4/1/26	3,785	4,643
Milwaukee WI GO	5.000%	4/1/26	1,885	2,312
Milwaukee WI GO	5.000%	4/1/27	10,320	13,020
Milwaukee WI GO	5.000%	4/1/27	5,170	6,516
Milwaukee WI GO	5.000%	4/1/27	1,405	1,771
Milwaukee WI GO	5.000%	4/1/27	1,085	1,367
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/21	3,440	3,495
Neenah Joint School District GO	5.000%	3/1/26	3,375	4,162
Neenah Joint School District GO	5.000%	3/1/27	3,690	4,688
Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/21	1,000	1,004
Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/22	1,375	1,440
Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,531
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	4,830	4,904
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	2,220	2,254
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,085	3,273
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,125	2,255
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	163
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,439
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	815	881
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	310
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,816
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,555	2,827
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	496
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,771
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,485	5,066
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	537
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	490
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,710	5,409
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,363
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,582
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	1,066
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	660	837
	Sauk Prairie School District GO	5.000%	3/1/26	225	275
	Sauk Prairie School District GO	5.000%	3/1/27	225	283
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	387
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	407
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,410	2,637
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	14,500	14,500
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	24,555	24,555
	Verona Area School District GO	5.000%	4/1/25	3,315	3,949
	Waukesha School District GO	4.000%	4/1/24	780	871
	Waukesha School District GO	4.000%	4/1/25	825	949
	Wauwatosa School District GO	5.000%	3/1/25	5,550	6,618
	West De Pere WI School District GO	5.000%	4/1/26	3,160	3,910
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	944
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	238
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	3,165	3,369
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,787
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	832
	Wisconsin GO	0.140%	3/9/21	17,574	17,574
	Wisconsin GO	5.000%	5/1/24	9,310	9,880
	Wisconsin GO	5.000%	5/1/24	7,920	8,796
	Wisconsin GO	5.000%	5/1/25	18,615	20,656
	Wisconsin GO	5.000%	5/1/25	4,920	5,459
[7]	Wisconsin GO	5.000%	5/1/26	3,375	4,207
	Wisconsin GO	5.000%	5/1/27	4,000	4,704
[7]	Wisconsin GO	5.000%	5/1/27	6,000	7,710
	Wisconsin GO	5.000%	11/1/27	1,755	2,176
	Wisconsin GO, Prere.	5.000%	5/1/21	1,000	1,012
	Wisconsin GO, Prere.	5.000%	5/1/22	135	143
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/21	630	648
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	325	347
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	350	374

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	391
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	363
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	405
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	718
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,356
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	1,990	1,993
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	110	112
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/21	850	876
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,485	2,573
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/21	1,470	1,527
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	2,100	2,189
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,000	1,055
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	114
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	828
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,304
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,100
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	587
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	132
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	553
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,050	1,203
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,152
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	1,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	167
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	571
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	117
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,140
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	876
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	262
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	588
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	17,861
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	151
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	841
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,230
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,002
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	386
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	765
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	20,765
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	249
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,500	1,892
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	8/15/32	4,000	4,062
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,147
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,400	1,463
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	20,000	21,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/24	3,500	4,022
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/26	8,330	10,131
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.390%	2/18/21	3,500	3,500
[2,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,375
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	3/1/21	1,950	1,955
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/21	3,250	3,281
					408,104
Wyoming (0.2%)
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	110	115
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	130
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	135
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	138
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	112
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	216
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	268
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	148
	Lincoln County WY Resource Recovery Revenue VRDO	0.020%	2/1/21	23,500	23,500
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	35,576
[3]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.360%	3/1/21	4,000	4,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	2/4/21	6,000	6,000
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/22	350	365
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/23	200	218
					70,921
Total Tax-Exempt Municipal Bonds (Cost $32,500,465)					33,483,674

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[18]	Vanguard Municipal Cash Management Fund (Cost $880,727)	0.034%	8,805,734	880,750
Total Investments (100.1%) (Cost $33,381,192)				34,364,424
Other Assets and Liabilities—Net (-0.1%)				(48,642)
Net Assets (100%)				34,315,782
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $1,719,369,000, representing 5.0% of net assets.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2021.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at January 31, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	33,483,674	—	33,483,674
Temporary Cash Investments	880,750	—	—	880,750
Total	880,750	33,483,674	—	34,364,424